SELECT*LIFE II

MAY 1, 1998 PROSPECTUS


FLEXIBLE PREMIUM VARIABLE

LIFE INSURANCE POLICY

SELECT*LIFE 2000 SERIES


[GRAPHIC/PHOTO]


                                                            [LOGO]
                                                RELIASTAR LIFE INSURANCE COMPANY

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                          20 Washington Avenue South
                         Minneapolis, Minnesota 55401
                         ---------------------------

               FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES
                                   ISSUED BY
                         SELECT*LIFE VARIABLE ACCOUNT
                                      OF
                       RELIASTAR LIFE INSURANCE COMPANY

     This Prospectus describes a flexible premium variable life insurance policy (the "Policy") offered by ReliaStar Life Insurance Company ("we", "us", "our" or the "Company"). This Policy is designed to provide lifetime insurance protection up to Age 95. It also is designed to provide maximum flexibility in connection with premium payments and death benefits by giving the Policy owner ("you", "your") the opportunity to allocate net premiums among investment alternatives with different investment objectives. A Policy owner may, subject to certain restrictions, including limitations on premium payments, vary the frequency and amount of premium payments and increase or decrease the level of death benefits payable under the Policy. This flexibility allows a Policy owner to provide for changing insurance needs under a single insurance contract.

     The Policy provides for a death benefit payable at the Insured's death. As long as the Policy remains in force, the death benefit will never be less than the current Face Amount less any Policy loans and unpaid charges. The Face Amount may be increased, subject to certain limitations. Generally, the Policy will remain in force as long as the Policy's Cash Surrender Value (that is, the amount that would be paid to you upon surrender of the Policy) is sufficient to pay certain monthly charges imposed in connection with the Policy (including the cost of insurance and certain administrative charges). In addition, the Policy will remain in force until the Insured reaches Age 65 (or five Policy Years, if longer), without regard to the Cash Surrender Value, if on each Monthly Anniversary the total premiums paid on the Policy, less any partial withdrawals and Policy loans, equals or exceeds the total required Minimum Monthly Premium payments specified in your Policy (which is a feature of the Policy called the "Death Benefit Guarantee").


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SHARES OF THE FUNDS AND INTERESTS IN THE POLICIES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY A BANK, AND THE SHARES AND INTERESTS ARE NOT FEDERALLY INSURED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY. ANY INVESTMENT IN THE POLICY INVOLVES CERTAIN INVESTMENT RISK WHICH MAY INCLUDE THE POSSIBLE LOSS OF PRINCIPAL.

THE DATE OF THIS PROSPECTUS IS MAY 1, 1998.

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     You can allocate net premiums paid under the Policy to the Select*Life
Variable Account (the "Variable Account"), which is one of our separate accounts, or to our General Account (the "Fixed Account"). Any amounts allocated to the Variable Account will be allocated to one or more Sub-Accounts of the Variable Account. The assets of each Sub-Account will be invested solely in one of the three portfolios available through The Alger American Fund, in one of the five portfolios of the Fidelity Variable Insurance Products Fund ("VIP"), in one of the four portfolios of the Fidelity Variable Insurance Products Fund II ("VIP II"), in one of the four portfolios of Janus Aspen Series, in one of the two portfolios of Neuberger&Berman Advisers Management Trust, in one of the five funds of the Northstar Variable Trust, in one of four portfolios of the OCC Accumulation Trust and in one of the six funds of Putnam Variable Trust, (collectively the "Funds").


     If net premiums are allocated to the Variable Account, the amount of the Policy's death benefit may, and the Policy's Accumulation Value (that is, the total amount that a Policy provides for investment at any time) will, reflect the investment performance of the Sub-Accounts of the Variable Account that you select. You bear the entire investment risk for any amounts allocated to the Variable Account; no minimum Accumulation Value in the Variable Account is guaranteed. Regardless of how net premiums are allocated, the Policy's death benefit may, and the Policy's Accumulation Value will, also depend upon the frequency and amount of premiums paid, any partial withdrawals, loans and the charges and deductions assessed in connection with the Policy.

     Replacing existing insurance with a Policy described in this Prospectus may not be to your advantage. In addition, it may not be to your advantage to purchase this Policy to obtain additional insurance protection if you already own another flexible premium variable life insurance policy.


THIS PROSPECTUS SHOULD BE READ CAREFULLY AND RETAINED FOR FUTURE REFERENCE. A CURRENT PROSPECTUS FOR EACH OF THE FUNDS MUST ACCOMPANY THIS PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THIS PROSPECTUS.


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DEFINITIONS................................................................ 6


PART 1. SUMMARY

Premium Payments........................................................... 9
Deductions from each premium payment....................................... 9
The Fixed Account.......................................................... 9
The Variable Account....................................................... 9
The investment advisers of the Funds....................................... 9
The Funds................................................................. 10
Transfer between the Sub-Accounts and/or the Fixed Account................ 10
Charges against the Accumulation Value.................................... 10
Charges made upon lapse or total surrender of the Policy.................. 10
The value of the Policy if you surrender it............................... 11
Partial withdrawals....................................................... 11
The free look rights...................................................... 11
Borrowing against the value of the Policy................................. 11
The Death Benefit......................................................... 11
You may adjust the amount of the Death Benefit............................ 12
The Death Benefit Guarantee............................................... 12
Unless the Death Benefit Guarantee is in effect, we may cause the Policy to lapse................................................................. 12
Death Benefit proceeds generally not taxable income to the beneficiary.... 12
Accumulation Value increases generally not taxable income
 while accumulating....................................................... 12
Exercising certain Policy rights and tax consequences..................... 12
Modified Endowment Contracts.............................................. 12


PART 2. DETAILED INFORMATION


ReliaStar Life Insurance Company.......................................... 12
The Variable Account...................................................... 13
Performance Information................................................... 13
The Policies.............................................................. 14
Death Benefit............................................................. 14
 Death Benefit Options.................................................... 14
 Which Death Benefit Option to Choose..................................... 16
 Requested Changes in Face Amount......................................... 16
 Insurance Protection..................................................... 17
 Change in Death Benefit Option........................................... 18

 Accelerated Benefit Rider................................................ 18
Payment and Allocation of Premiums........................................ 18
 Issuing the Policy....................................................... 18
 Allocation of Premiums................................................... 20
 Amount and Timing of Premiums............................................ 20
 Planned Periodic Premiums................................................ 21
 Unscheduled Additional Premiums.......................................... 21
 Paying Premiums by Mail.................................................. 21
Death Benefit Guarantee................................................... 21
 Requirements............................................................. 21
Accumulation Value........................................................ 22
 Specialized Uses of the Policy........................................... 23
Deductions and Charges.................................................... 23
 Premium Expense Charge................................................... 23
 Monthly Deduction........................................................ 23
 Surrender Charge......................................................... 24
 Partial Withdrawal and Transfer Charges.................................. 26
 Investment advisory fees and fund expenses after reimbursement........... 27
 Expenses................................................................. 27
 Reduction of Charges..................................................... 28


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Sales Charge Refund....................................................... 29
Policy Lapse and Reinstatement............................................ 30
Surrender Benefits........................................................ 31
 Total Surrender.......................................................... 31
 Partial Withdrawal....................................................... 31
Transfers................................................................. 32
Telephone/Fax Instructions................................................ 32
 Dollar Cost Averaging Service............................................ 32
 Portfolio Rebalancing Service............................................ 33
 Transfer Limits.........................................................  33
 Transfer Charges........................................................  33
Policy Loans.............................................................. 33
Free Look and Conversion Rights........................................... 35
 Free Look Rights......................................................... 35
 Conversion Rights........................................................ 36
Investments of the Variable Account....................................... 36
 Addition, Deletion, or Substitution of Investments....................... 39
Voting Rights............................................................. 39
General Provisions........................................................ 40
 Benefits at Age 95....................................................... 40
 Ownership................................................................ 40
 Proceeds................................................................. 40
 Beneficiary.............................................................. 40
 Postponement of Payments................................................. 41
 Settlement Options....................................................... 41
 Incontestability......................................................... 42
 Misstatement of Age and Sex.............................................. 42
 Suicide.................................................................. 42
 Termination.............................................................. 42
 Amendment................................................................ 42
 Reports.................................................................. 42
 Dividends................................................................ 43
 Collateral Assignment.................................................... 43
 Optional Insurance Benefits.............................................. 43
Federal Tax Matters....................................................... 43
 Introduction............................................................. 43
 Tax Status of the Policy................................................. 43
 Tax Treatment of Policy Benefits......................................... 44
 Taxation of ReliaStar Life Insurance Company............................. 45
 Possible Changes in Taxation............................................. 45
 Other Considerations..................................................... 45
Legal Developments Regarding Employment -- Related Benefit Plans.......... 46
Preparing for Year 2000................................................... 46
Distribution of the Policies.............................................. 46
Management................................................................ 47
 Directors................................................................ 47
 Executive Officers....................................................... 49
State Regulation.......................................................... 49
Massachusetts and Montana Residents....................................... 49
Legal Proceedings......................................................... 49
Bonding Arrangements...................................................... 49
Legal Matters............................................................. 50
Experts................................................................... 50
Registration Statement Contains Further Information....................... 50
Financial Statements...................................................... 50


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Appendix A -- The Fixed Account.......................................... A-1
Appendix B -- Calculation of Accumulation Value.......................... B-1
Appendix C -- Illustration of Accumulation Values, Surrender Charges,
            Cash Surrender Values and Death Benefits..................... C-1
Appendix D -- Maximum Contingent Deferred Sales Charges Per $1,000 of
            Face Amount.................................................. D-1
Appendix E -- Surrender Charge Guideline Per $1,000 of Face Amount....... E-1


FUND PROSPECTUSES ("SELECT*PRODUCT INVESTMENT OPTIONS")

The Alger American Fund

Fidelity Variable Insurance Products Fund (VIP)
Fidelity Variable Insurance Products Fund II (VIP II)

Janus Aspen Series
Neuberger&Berman Advisers Management Trust ("AMT")
Northstar Variable Trust (Northstar)
OCC Accumulation Trust
Putnam Variable Trust










THE POLICY MAY NOT BE AVAILABLE IN ALL JURISDICTIONS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING OR SOLICITATION IN ANY JURISDICTION IN WHICH SUCH OFFERING OR SOLICITATION MAY NOT LAWFULLY BE MADE. NO PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS OR THE ACCOMPANYING FUND PROSPECTUSES AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED.

THE PRIMARY PURPOSE OF THE POLICY IS TO PROVIDE INSURANCE PROTECTION FOR THE BENEFICIARY NAMED IN THE POLICY. NO CLAIM IS MADE THAT THE POLICY IS IN ANY WAY SIMILAR OR COMPARABLE TO A SYSTEMATIC INVESTMENT PLAN OF A MUTUAL FUND.

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DEFINITIONS

ACCUMULATION VALUE. The total value attributable to a specific Policy, which equals the sum of the Variable Accumulation Value (the total of the values in each Sub-Account of the Variable Account) and the Fixed Accumulation Value (the value in the Fixed Account). See "Accumulation Value" at page 22 and Appendix B.

AGE. The Insured's age at the last birthday determined as of the beginning of each Policy Year.

CASH SURRENDER VALUE. The Accumulation Value less any Surrender Charge, Loan
   Amount and unpaid Monthly Deductions.


CASH VALUE. The Accumulation Value less any Surrender Charge.

CODE. Internal Revenue Code of 1986, as amended.


CONTINGENT DEFERRED ADMINISTRATIVE CHARGE. A contingent deferred charge to reimburse us for expenses incurred in issuing the Policy. See "Deductions and Charges -- Surrender Charge" at page 25.


CONTINGENT DEFERRED SALES CHARGE. A contingent deferred charge to reimburse us for expenses relating to the distribution of the Policy. See "Deductions and Charges -- Surrender Charge" at page 24.


DEATH BENEFIT. The amount determined under the applicable Death Benefit Option
   (the Level Amount Option or the Variable Amount Option). The proceeds payable to the beneficiary of the Policy upon the death of the Insured under either Death Benefit Option will be reduced by any Loan Amount and any unpaid Monthly Deductions. See "Death Benefit" at page 14.

DEATH BENEFIT GUARANTEE. A feature of the Policy guaranteeing that the Policy will not lapse before the Insured reaches Age 65 (or five Policy Years, if longer) if, on each Monthly Anniversary, the total premiums paid on the Policy, less any partial withdrawals and any Loan Amount, equals or exceeds the total required Minimum Monthly Premium payments specified in your Policy. See "Death Benefit Guarantee" at page 21.

DEATH BENEFIT OPTION. Either of two death benefit options available under the Policy (the Level Amount Option and the Variable Amount Option). See "Death Benefit -- Death Benefit Options" at page 14.

FACE AMOUNT. The minimum Death Benefit under the Policy as long as the Policy remains in force. See "Death Benefit" at page 14.

FIXED ACCOUNT. The assets of ReliaStar Life Insurance Company other than those allocated to the Variable Account or any other separate account. See Appendix A.

FIXED ACCUMULATION VALUE. The value attributable to a specific Policy to the extent such amount is attributable to the Fixed Account (our General Account). Unlike the Variable Accumulation Value, the Fixed Accumulation Value will not reflect the investment performance of the Funds. See "Accumulation Value" at page 22 and Appendix B.


FUNDS. Any open-end management investment company (or portfolio thereof) or unit investment trust (or series thereof) in which a Sub-Account invests as described herein. See "Investments of the Variable Account" at page 36.


INSURED. The person upon whose life the Policy is issued.

ISSUE DATE. The date insurance coverage under a Policy begins.

LEVEL AMOUNT OPTION. One of two Death Benefit Options available under the
   Policy. Under this option, the Death Benefit is the greater of the current Face Amount or the corridor percentage of Accumulation Value on the Valuation Date on or next following the date of the Insured's death. See "Death Benefit -- Death Benefit Options" at page 14.


LOAN AMOUNT. The sum of all unpaid Policy loans including unpaid interest due thereon. See "Policy Loans" at page 33.


MINIMUM FACE AMOUNT. The minimum Face Amount shown in the Policy (currently $25,000).

MINIMUM MONTHLY PREMIUM. A monthly premium amount specified in the Policy and determined by us at issuance of the Policy. See "Death Benefit Guarantee" at page 21.


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MONTHLY ANNIVERSARY. The same date in each succeeding month as the Policy Date.
   Whenever the Monthly Anniversary falls on a date other than a Valuation Date, the Monthly Anniversary will be considered to be the next Valuation Date. The first Monthly Anniversary is on the Policy Date.


MONTHLY DEDUCTION. A monthly charge deducted from the Accumulation Value of the Policy. See "Deductions and Charges -- Monthly Deduction" at page 23.

MONTHLY ADMINISTRATIVE CHARGE. A monthly charge to reimburse us for expenses incurred in administering the Policy. See "Deductions and Charges -- Monthly Deduction" at page 23.


MONTHLY MORTALITY AND EXPENSE RISK CHARGE. A monthly charge to compensate us for certain mortality and expense risks we assume under the Policy. See "Deductions and Charges -- Monthly Mortality and Expense Risk Charge" at page 24.

NET PREMIUM. The gross premium less a Premium Expense Charge deducted from each premium.

PLANNED PERIODIC PREMIUM. The scheduled premium selected by you of a level amount at a fixed interval. The initial Planned Periodic Premium you select will be shown in the Policy. See "Payment and Allocation of Premiums -- Planned Periodic Premiums" at page 21.

POLICY, POLICIES. The flexible premium variable life insurance Policy offered by us and described in this Prospectus.

POLICY ANNIVERSARY. The same date in each succeeding year as the Policy Date.
   Whenever the Policy Anniversary falls on a date other than a Valuation Date, the Policy Anniversary will be considered to be the next Valuation Date.

POLICY DATE. The Policy Date is used in determining Policy Years, Policy
   Months, Monthly Anniversaries, and Policy Anniversaries. The Policy Date will be shown in the Policy.

POLICY MONTH. A month beginning on the Monthly Anniversary.

POLICY YEAR. A year beginning on the Policy Anniversary.

PREMIUM EXPENSE CHARGE. An amount deducted from each premium payment. See
   "Deductions and Charges -- Premium Expense Charge" at page 23.

RATE CLASS. A group of Insureds we determine based on our expectation that they will have similar mortality experience.

SALES CHARGE REFUND. An amount designated as Sales Charge Refund may exist during the first two Policy Years or during any 24-month period following a requested increase in Face Amount. See "Sales Charge Refund" at page 29.

SEC. Securities and Exchange Commission.

SIGNATURE GUARANTEE. A guarantee of your signature by a member firm of the New
   York, American, Boston, Midwest, Philadelphia, or Pacific Stock Exchange, or by a commercial bank (not a savings bank) which is a member of the Federal Deposit Insurance Corporation, or, in certain cases, by a member firm of the National Association of Securities Dealers, Inc. that has entered into an appropriate agreement with us.

SUB-ACCOUNT. A sub-division of the Variable Account. Each Sub-Account invests exclusively in the shares of a specified Fund.


SURRENDER CHARGE. A charge imposed upon total surrender or lapse of the Policy during the first 15 Policy Years and the first 15 years following any requested increase in Face Amount. See "Deductions and Charges -- Surrender Charge" at page 24.

SURRENDER CHARGE GUIDELINE. An amount used in calculating Sales Charge Refunds
   (see "Sales Charge Refund" at page 29) and in calculating the sales charge on requested increases in Face Amount (see "Deductions and Charges -- Surrender Charge -- Contingent Deferred Sales Charge Calculation" at page
   25).


UNIT VALUE. The unit measure by which the value of the Policy's interest in each Sub-Account is determined. See Appendix B.


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VALUATION DATE. Each day the New York Stock Exchange is open for business except for that a Sub-Account's corresponding Fund does not value its shares. The
   New York Stock Exchange is currently closed on week-ends and on the following holidays: New Year's Day; Martin Luther King Day; Presidents' Day; Good Friday; Memorial Day; July Fourth; Labor Day; Thanksgiving Day; and Christmas Day. See Appendix B.

VALUATION PERIOD. The period between two successive Valuation Dates, commencing at the close of business of a Valuation Date and ending at the close of business of the next Valuation Date. See Appendix B.

VARIABLE ACCOUNT. Select*Life Variable Account, a separate investment account established by us to receive and invest Net Premiums paid under the Policy. See "The Variable Account" at page 13.

VARIABLE ACCUMULATION VALUE. The value attributable to a specific Policy to the extent such amount is attributable to the Variable Account. See "Accumulation Value" at page 22 and Appendix B.

VARIABLE AMOUNT OPTION. One of two Death Benefit Options available under the
   Policy. Under this option, the Death Benefit is the greater of the Face Amount plus the Accumulation Value of the Policy, or the corridor percentage of Accumulation Value on the Valuation Date on or next following the date of the Insured's death. See "Death Benefit -- Death Benefit Options" at page 14.

WE, US, OUR OR THE COMPANY.  ReliaStar Life Insurance Company.

YOU, YOUR. The Policy owner as designated in the application for the Policy or as subsequently changed. If a Policy has been absolutely assigned, the assignee is the Policy owner. A collateral assignee is not the Policy owner.


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PART 1. SUMMARY

     This is a brief summary of the Policy's features. More detailed information is provided in this Prospectus and the Policy.


PREMIUM PAYMENTS
     With certain restrictions, you can choose when you pay premiums and how much each payment will be. In most cases, however, payment of cumulative premiums sufficient to maintain the Death Benefit Guarantee will be required to keep the Policy in force during at least the first several Policy Years (see "Death Benefit Guarantee" and "Payment and Allocation of Premiums -- Amount and Timing of Premiums".)


DEDUCTIONS FROM EACH PREMIUM PAYMENT
     We deduct an amount (the Premium Expense Charge) from each premium and credit the remaining premium (the Net Premium) to the Fixed Account or to the Variable Account in accordance with your instructions. The Premium Expense Charge is 5.00% of each premium payment, which consists of a sales charge of 2.50% and a premium tax charge of 2.50%. See "Deductions and Charges -- Premium Expense Charge".


THE FIXED ACCOUNT
     The Fixed Account consists of all of our assets other than those in our separate accounts (including the Variable Account). We credit interest of at least 4% per year on any amounts you have in the Fixed Account. From time to time we may guarantee interest in excess of 4%. See Appendix A, "The Fixed Account".


THE VARIABLE ACCOUNT
     The Select*Life Variable Account is one of our separate accounts. Only premiums from our variable life insurance policies are invested in the Variable Account. See "The Variable Account". The Variable Account is divided into Sub-Accounts. Premiums allocated to each Sub-Account are invested in shares, at net asset value, of the Fund related to that Sub-Account. The Variable Accumulation Value of the Policy will vary with, among other things, the investment performance of the Funds to which Policy premiums are allocated and the charges deducted from the Variable Accumulation Value. See "Accumulation Value".



THE INVESTMENT ADVISERS OF THE FUNDS

   * Fred Alger Management, Inc. ("Alger Management") is the investment manager for the three Alger American Portfolios.

   * Fidelity Management & Research Company ("FMR") is the investment adviser of the VIP Funds' five portfolios and of VIP II Funds' four portfolios.

   * Janus Capital Corporation ("Janus Capital") is the investment adviser of the four portfolios of Janus Aspen Series.


   * Neuberger&Berman Management, with the assistance of Neuberger&Berman, LLC as sub-adviser, selects investments for AMT Limited Maturity Bond Investments and AMT Partners Investments.


   * Northstar Investment Management Corporation, an affiliate of ours, is the investment adviser for the five portfolios of the Northstar Variable Trust. Certain of the Northstar portfolios are sub-advised by third party investment advisers: The Northstar Variable Trust Growth Porfolio is sub-advised by Navellier Fund Management, Inc., and the Northstar Variable Trust International Value Portfolio is sub-advised by Brandes Investment Partners, L.P.


   * OpCap Advisors is the investment manager for each of the four OCC Accumulation Trust Portfolios and is a subsidiary of Oppenheimer Capital, a registered investment adviser.

   * Putnam Investment Management, Inc. ("Putnam Management") is the investment adviser of Putnam Variable Trust's six funds.

     For the expenses of each Fund see "Investment Advisory fees and other fund expenses after reimbursements."

THE FUNDS

     You can put your money in up to seventeen (17) of these thirty-three (33) investment portfolios which are described in the prospectuses for the portfolios. You do not have to choose your investment options in advance, but upon participation in the seventeenth Fund you would only be able to transfer within the seventeen Funds already utilized and which are available. See "Investments of the Variable Account."


                                           FIDELITY VARIABLE
            THE ALGER                     INSURANCE PRODUCTS
         AMERICAN FUND:                    FUND II (VIP II):
-------------------------------    -------------------------------
Growth Portfolio                   VIP II Asset Manager
MidCap Growth Portfolio               Portfolio
Small Capitalization Portfolio     VIP II Contrafund Portfolio
                                   VIP II Index 500 Portfolio
                                   VIP II Investment Grade
                                      Bond Portfolio


        NEUBERGER&BERMAN
       ADVISERSMANAGEMENT                       OCC ACCUMULATION
         TRUST ("AMT"):                              TRUST:
-------------------------------         -------------------------------
Limited Maturity Bond                   Equity Portfolio
   Portfolio                            Global Equity Portfolio
Partners Portfolio                      Managed Portfolio
                                        Small Cap Portfolio


         FIDELITY VARIABLE
        INSURANCE PRODUCTS
            FUND (VIP):                         JANUS ASPEN SERIES:
---------------------------------       ---------------------------------
VIP Equity-Income Portfolio             Aggressive Growth Portfolio
VIP Growth Portfolio                    Growth Portfolio
VIP High Income Portfolio               International Growth Portfolio
VIP Money Market Portfolio              Worldwide Growth Portfolio
VIP Overseas Portfolio


        NORTHSTAR VARIABLE TRUST
          ("NORTHSTAR"):                   PUTNAM VARIABLE TRUST:
---------------------------------       ----------------------------
Growth Portfolio                        Putnam VT Asia Pacific
High Yield Bond Portfolio                  Growth Fund
Income and Growth Portfolio             Putnam VT Diversified
International Value Portfolio              Income Fund
Multi-Sector Bond Portfolio             Putnam VT Growth and
                                           Income Fund
                                        Putnam VT New
                                           Opportunities Fund
                                        Putnam VT Utilities Growth
                                           and Income Fund
                                        Putnam VT Voyager Fund





TRANSFER BETWEEN THE SUB-ACCOUNTS AND/OR THE FIXED ACCOUNT

     Subject to certain restrictions, including those mentioned above, you can transfer all or part of your Accumulation Value between the investment options of the Policy. We currently allow up to twelve transfers per year. Transfers from the Fixed Account are subject to certain additional restrictions.



CHARGES AGAINST THE ACCUMULATION VALUE
     The Accumulation Value of the Policy is subject to the Monthly Deduction charges.


     The Monthly Deduction will be deducted monthly from both the Fixed Accumulation Value and the Variable Accumulation Value on a proportionate basis depending on their relative Accumulation Values at that time and includes the cost of insurance, the Monthly Administrative Charge, the Monthly Mortality and Expense Risk Charge, and charges for optional insurance benefits. The cost of insurance will be determined by multiplying the applicable cost of insurance rate(s) by the net amount at risk. The Monthly Administrative Charge is currently $8.25 per month and is guaranteed not to exceed $12.00 per month. The Monthly Mortality and Expense Risk Charge will be equal to one-twelfth of .90% of the Variable Accumulation Value (that is, the total value attributable to a specific Policy in the Sub-Accounts of the Variable Account) of the Policy during the first 10 Policy Years. Beginning on Policy Year 11 and each year thereafter this monthly charge will be one-twelfth of .45% guaranteed not to exceed .90% for the duration of the Policy. The charges for optional insurance benefits will vary depending upon the benefit(s) selected. See "Deductions and Charges -- Monthly Deduction".



CHARGES MADE UPON LAPSE OR TOTAL SURRENDER OF THE POLICY
     During the first 15 years the Policy is in force and the first 15 years following a requested increase in the Face Amount, there is a charge if the Policy lapses or you surrender the Policy (the Surrender Charge). The Surrender Charge consists of the Contingent Deferred Sales Charge to recover our sales expenses, and the Contingent Deferred Administrative Charge to recover our policy issue expenses. See "Deductions and Charges -- Surrender Charge".

     The maximum Contingent Deferred Sales Charge and the maximum Contingent Deferred Administrative Charge on the initial Face Amount and on any requested increases in Face Amount will be determined on the Policy Date and on the effective date of any such requested increase, as the case may be. These maximum charges then remain level during the first five years in the relevant 15-year period, and then reduce in equal monthly increments until they become zero at the end of 15 years. Thus, if the Policy remains in force during the entire relevant 15-year period, you do not pay this charge.

     The Contingent Deferred Administrative Charge on the initial Face Amount will depend upon the initial Face Amount. The Contingent Deferred Administrative Charge on any requested increase in Face Amount will depend upon the Face Amount of the increase. During the first five years in the relevant 15-year period, this charge is $5.00 per $1,000 of Face Amount.

     The Contingent Deferred Sales Charge on the initial Face Amount will depend upon the initial Face Amount, the Insured's Age on the Policy Date, and the Insured's sex.

THE VALUE OF THE POLICY IF YOU SURRENDER IT
     In general, the Cash Surrender Value is the amount you would receive if you surrender the Policy. To determine the Cash Surrender Value, your Accumulation Value is reduced by the Surrender Charge, if any, and any Loan Amount and unpaid Monthly Deductions. During the first two Policy Years and the first two Policy Years following an increase in the Face Amount, you may also be entitled to a refund of a portion of any charges made for sales expenses. See "Surrender Benefits -- Total Surrender" and "Sales Charge Refund".

PARTIAL WITHDRAWALS
     You can withdraw part of your Cash Surrender Value. You will not incur a Surrender Charge, but partial withdrawals are subject to a processing charge. Only one partial withdrawal is allowed in any Policy Year. See "Surrender Benefits -- Partial Withdrawal".

THE FREE LOOK RIGHTS
     You have a limited free look period during which you have a right to return the Policy and receive a refund of all premiums paid. See "Free Look and Conversion Rights -- Free Look Rights". The Policy must be returned to us by the latest of:

     *    Midnight of the 20th day after you receive it;

     * Midnight of the 20th day after a written Notice of Right of Withdrawal is mailed or delivered to you; or

     * Midnight of the 45th day after the date your application for the Policy is signed.

BORROWING AGAINST THE VALUE OF THE POLICY
     Although we reserve the right to limit borrowing during the first Policy Year, generally you can borrow, depending upon the state you reside, up to 75% of the Cash Value of the Policy less any existing Loan Amount. Interest is payable in advance for each Policy Year and accrues daily at an effective annual rate that will not exceed 8.00% (which is 7.40% when payable in advance). After the tenth Policy Year, we will charge interest at an annual rate of 5.50% (which is 5.21% when payable in advance) on the portion of your Loan Amount that is not in excess of (a) the Accumulation Value, less (b) the total of all premiums paid net of all partial withdrawals. See "Policy Loans".

THE DEATH BENEFIT
     You choose one of two Death Benefit Options -- the Level Amount Option or the Variable Amount Option. The Death Benefit under the Level Amount Option is the greater of the Face Amount or the corridor percentage of Accumulation Value. The Death Benefit under the Variable Amount Option is equal to the greater of the Face Amount plus the Accumulation Value, or the corridor percentage of Accumulation Value. See "Death Benefit".

     The proceeds payable upon the death of the Insured under either Death Benefit Option will be reduced by any Loan Amount and any unpaid Monthly Deductions.

     The Death Benefit will never be less than the Face Amount as long as the Policy is in force and there is no Loan Amount or unpaid Monthly Deductions.

     Under certain circumstances a part of the Death Benefit may be paid to you when the Insured has been diagnosed as having a terminal illness. See "Accelerated Benefit Rider".

YOU MAY ADJUST THE AMOUNT OF THE DEATH BENEFIT
     Although we reserve the right to limit increases and decreases during the first two Policy Years, you have flexibility to adjust the Death Benefit by increasing or decreasing the Face Amount. You cannot decrease the Face Amount below the Minimum Face Amount shown in the Policy. Any increase in the Face Amount may require additional evidence of insurability satisfactory to us and will result in additional charges. See "Death Benefit -- Requested Changes in Face Amount".

     Generally, you may also change the Death Benefit Option at any time after the second Policy Year. See "Death Benefit -- Change in Death Benefit Option".


     For a discussion of available techniques to adjust the amount of insurance protection to satisfy changing insurance needs, see "Death Benefit -- Insurance Protection".

THE DEATH BENEFIT GUARANTEE
     Until the Insured reaches Age 65 (or five Policy Years, if longer), if you meet the requirements for the Death Benefit Guarantee we will not lapse your Policy, even if the Cash Surrender Value is not sufficient to cover the Monthly Deduction that is due. See "Death Benefit Guarantee".


UNLESS THE DEATH BENEFIT GUARANTEE IS IN EFFECT, WE MAY CAUSE THE POLICY TO
LAPSE

     The Policy will only lapse if the Cash Surrender Value plus any Sales Charge Refund is less than the Monthly Deduction due and if a grace period of 61 days expires without a sufficient payment. The Policy thus differs in two important respects from traditional life insurance. First, the failure to pay a Planned Periodic Premium will not automatically cause the Policy to lapse. Second, even if Planned Periodic Premiums have been paid, the Policy may lapse. See "Policy Lapse and Reinstatement -- Lapse".


DEATH BENEFIT PROCEEDS GENERALLY NOT TAXABLE INCOME TO THE BENEFICIARY
     Under current Federal tax law, as long as the Policy qualifies as life insurance the Death Benefit under the Policy will be subject to the same Federal income tax treatment as proceeds of traditional life insurance. Therefore, the Death Benefit should not be taxable income to the beneficiary. See "Federal Tax Matters -- Policy Proceeds".

ACCUMULATION VALUE INCREASES GENERALLY NOT TAXABLE INCOME WHILE ACCUMULATING
     Under current Federal tax law, as long as the Policy qualifies as life insurance Accumulation Value increases will also be subject to the same Federal income tax treatment as traditional life insurance cash values. Therefore, any increases should accumulate on a tax deferred basis. See "Federal Tax Matters -- Policy Proceeds".

EXERCISING CERTAIN POLICY RIGHTS AND TAX CONSEQUENCES
     A change of owners, a partial withdrawal, a total surrender, or a Policy loan may have tax consequences depending on the particular circumstances. See "Federal Tax Matters -- Policy Proceeds".

MODIFIED ENDOWMENT CONTRACTS
     The Company intends for the Policy to satisfy the definition of a life insurance contract under section 7702 of the Internal Revenue Code of 1986, as amended (the "Code"). Under certain circumstances, a Policy could be treated as a "modified endowment contract." The Company will monitor Policies and will attempt to notify an owner on a timely basis if his or her Policy is in jeopardy of becoming a modified endowment contract. For further discussion of the tax status of a Policy and the tax consequences of being treated as a life insurance contract or a modified endowment contract, see "Federal Tax Matters."


PART 2. DETAILED INFORMATION

RELIASTAR LIFE INSURANCE COMPANY

     We are a stock life insurance company organized in 1885 and incorporated under the laws of the State of Minnesota. Effective January 3, 1989, we converted from a stock and mutual life insurance company to a stock life insurance company, and through a merger, we became a direct, wholly-owned subsidiary of ReliaStar Financial Corp. (formerly known as The NWNL Companies, Inc.). We offer individual life insurance and annuities, employee benefits and retirement contracts. The Policies described in this Prospectus are nonparticipating. On a consolidated basis, we have $267 billion of life insurance in force and our assets are $21.0 billion as of December 31, 1997. Our Home Office is at 20 Washington Avenue South, Minneapolis, Minnesota 55401 (telephone 612-372-5507).

     We may from time to time publish in advertisements, sales literature, and reports, the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Standard & Poor's, Moody's, and Duff & Phelps. The purpose of the ratings is to reflect our financial strength and/or claims-paying ability and should not be considered as bearing on the investment performance of assets held in the Variable Account. Each year the A.M. Best Company reviews the financial status of many insurers, culminating in the assignment of Best's Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. We have been assigned a rating of A+ by A.M. Best, which is a rating assigned to companies demonstrating superior overall performance and a very strong ability to meet obligations to policyholders over a long period. Such ratings do not reflect the investment in the Variable Account.


THE VARIABLE ACCOUNT
     The Variable Account is a Separate Account of ours, established by the Board of Directors on October 11, 1984 pursuant to the laws of the State of Minnesota. The Variable Account will receive and invest the Net Premiums paid and allocated to it under this Policy. In addition, the Variable Account currently receives and invests net premiums for another class of flexible premium variable life insurance policy and may do so for additional classes in the future. The Variable Account meets the definition of a "separate account" under the federal securities laws and has been registered with the SEC as a unit investment trust under the Investment Company Act of 1940. The registration does not involve supervision by the SEC of the management or investment policies or practices of the Variable Account, us, or the Funds.

     We own the assets of the Variable Account. However, the Minnesota laws under which the Variable Account was established provide that the Variable Account cannot be charged with liabilities arising out of any other business we may conduct. We are required to maintain assets which are at least equal to the reserves and other liabilities of the Variable Account. We may transfer assets which exceed these reserves and liabilities to our general account (the Fixed Account).

     For a description of the Fixed Account, see Appendix A to this Prospectus.


PERFORMANCE INFORMATION
     Performance information for the Sub-Accounts of the Variable Account and the Funds available for investment by the Variable Account may appear in advertisements, sales literature, or reports to Policy owners or prospective purchasers. Performance information for the Sub-Accounts will reflect deductions of Fund expenses and be adjusted to reflect the Mortality and Expense Risk Charge, but will not reflect deductions for the cost of insurance or the Surrender Charge. Quotations of performance information for the Funds will be accompanied by performance information for the Sub-Accounts. Performance information for the Funds will take into account all fees and charges at the Fund level, but will not reflect any deductions from the Variable Account. Performance information reflects only the performance of a hypothetical investment during a particular time period in which the calculations are based. Performance information showing total returns and average annual total returns may be provided for periods prior to the date a Sub-Account commenced operation. Such performance information will be calculated based on the assumption that the Sub-Accounts were in existence for the same periods as those indicated for the Funds, with the level of charges at the Variable Account level that were in effect at the inception of the Sub-Accounts. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the portfolio of the Fund in which the Sub-Account invests, and the market conditions during the given period of time, and should not be considered as a representation of what may be achieved in the future.

     We may also provide individualized hypothetical illustrations of Policy Accumulation Value, Cash Surrender Value and Death Benefit based on historical investment returns of the Funds. These illustrations will reflect deductions for Fund expenses and Policy and Variable Account charges, including the Monthly Deduction, Premium Expense Charge and the Surrender Charge. These hypothetical illustrations will be based on the actual historical experience of the Funds as if the Sub-Accounts had been in existence and a Policy issued for the same periods as those indicated for the Funds.

     Performance of the Sub-Accounts and/or the Funds as reported from time to time in advertisements and sales literature may be compared to other variable life insurance issuers in general or to the performance of particular types of variable life insurance policies investing in mutual funds, or investment series of mutual funds with investment objectives similar to each of the Sub-Accounts, whose performance is reported by Lipper Analytical Services, Inc. ("Lipper") and Morningstar, Inc. ("Morningstar") or reported by other series, companies, individuals or other industry or financial publications of general interest, such as FORBES, MONEY, THE WALL STREET JOURNAL, BUSINESS WEEK, BARRON'S, KIPLINGER'S, and FORTUNE. Lipper and Morningstar are independent services which monitor and rank the performances of variable life insurance issuers in each of the major categories of investment objectives on an industry-wide basis.

     We may also compare the performance of each Sub-Account in advertising and sales literature to the Standard & Poor's Index of 500 common stocks and the Dow Jones Industrials, which are widely used measures of stock market performance. We may also compare the performance of each Sub-Account to other widely recognized indices. Unmanaged indices may assume the reinvestment of dividends, but typically do not reflect any "deduction" for the expense of operating or managing an investment portfolio.


THE POLICIES
     The Policies are flexible premium variable life insurance contracts with death benefits, cash values, and other features of traditional life insurance contracts. They are "flexible premium" because premiums do not have to be paid according to a fixed schedule. They are "variable" because, to the extent Accumulation Value is attributable to the Variable Account, Accumulation Values and, under certain circumstances, the Death Benefit will increase and decrease based on the investment performance of the Funds to which you allocate your premium payments.


DEATH BENEFIT
     The proceeds payable upon the death of the Insured, while the Policy is in force, will be the Death Benefit (see "Death Benefit Options" below) reduced by any Loan Amount and unpaid Monthly Deductions. All or part of the proceeds may be paid in cash to your beneficiaries or under one or more of the settlement options we offer (see "General Provisions -- Settlement Options").

     The Policy provides two Death Benefit Options: the Level Amount Option and the Variable Amount Option. You choose the Death Benefit Option on the application for the Policy. Subject to certain limitations, you can change the Death Benefit Option after issuance of the Policy. See "Death Benefit -- Change in Death Benefit Option".

     The Death Benefit may vary with the Policy's Accumulation Value. Under the Level Amount Option, the Death Benefit will only vary with the Accumulation Value whenever the Accumulation Value multiplied by the corridor percentage (see "Death Benefit Options -- Level Amount Option") exceeds the Face Amount of the Policy. The Death Benefit under the Variable Amount Option will always vary with the Accumulation Value because the Death Benefit equals the Face Amount plus the Accumulation Value, or the corridor percentage of the Accumulation Value. Under either Death Benefit Option, however, the Death Benefit will never be less than the current Face Amount of the Policy and will be payable only as long as the Policy remains in force.

     In addition to affecting the amount of the Death Benefit as described above, the Accumulation Value generally determines how long the Policy remains in force. See "Policy Lapse and Reinstatement". This means that, to the extent Accumulation Value is attributable to the Variable Account, the investment performance of the Variable Account (and the underlying Funds) may affect the duration of the Policy by affecting the amount of Accumulation Value. You bear the investment risk with respect to any amounts allocated to the Variable Account. If, however, the Death Benefit Guarantee is in effect (see "Death Benefit Guarantee"), the Policy will stay in force until the Insured reaches Age 65 (or five Policy Years, if longer) without regard to the investment performance under the Policy.

     Appendix C illustrates Accumulation Values, Surrender Charges, Cash Surrender Values, and Death Benefits assuming different levels of premium payments and investment returns for selected Ages and Face Amounts.

DEATH BENEFIT OPTIONS
     The Level Amount Option and the Variable Amount Option are described below.

     LEVEL AMOUNT OPTION. The Death Benefit is the greater of the current Face Amount of the Policy or the corridor percentage of Accumulation Value on the Valuation Date on or next following the date of the Insured's death. The corridor percentage is 250% for an Insured Age 40 or below, and the percentage declines with increasing Ages as shown in the Corridor Percentage Table below. Accordingly, under the Level Amount Option the Death Benefit will remain level unless the corridor percentage of Accumulation Value exceeds the current Face Amount, in which case the amount of the Death Benefit will vary as the Accumulation Value varies.

     ILLUSTRATION OF LEVEL AMOUNT OPTION. For purposes of this illustration, assume that the Insured is under Age 40, and that there is no Loan Amount. Under the Level Amount Option, a Policy with a $100,000 Face Amount will generally have a $100,000 Death Benefit. However, because the Death Benefit must be equal to or be greater than 250% of the Accumulation Value, any time the Accumulation Value of the Policy exceeds $40,000, the Death Benefit will exceed the $100,000 Face Amount. Each additional dollar added to the Accumulation Value above $40,000 will increase the Death Benefit by $2.50. Thus, if the Accumulation Value exceeds $40,000 and increases by $100 because of investment performance or premium payments, the Death Benefit will increase by $250. A Policy owner with an Accumulation Value of $50,000 will be entitled to a Death Benefit of $125,000 ($50,000 X 250%); an Accumulation Value of $75,000 will yield a Death Benefit of $187,500 ($75,000 X 250%); and an Accumulation Value of $100,000 will yield a Death Benefit of $250,000 ($100,000 X 250%).


     The corridor percentage becomes lower as the Insured's Age increases. If the current Age of the Insured in the illustration above were, for example, 50 (rather than under Age 40), the corridor percentage would be 185%. The Death Benefit would not exceed the $100,000 Face Amount unless the Accumulation Value exceeded approximately $54,055 (rather than $40,000), and each $1 then added to or taken from the Accumulation Value would change the Death Benefit by $1.85 (rather than $2.50).


                           CORRIDOR PERCENTAGE TABLE

                      CORRIDOR                                CORRIDOR
 INSURED'S AGE ON   PERCENTAGE OF        INSURED'S AGE ON   PERCENTAGE OF
  PREVIOUS POLICY   ACCUMULATION          PREVIOUS POLICY   ACCUMULATION
    ANNIVERSARY         VALUE               ANNIVERSARY         VALUE
------------------ --------------       ------------------ --------------
   40 or younger        250%                    54              157
        41              243                     55              150
        42              236                     56              146
        43              229                     57              142
        44              222                     58              138
        45              215                     59              134
        46              209                     60              130
        47              203                     61              128
        48              197                     62              126
        49              191                     63              124
        50              185                     64              122
        51              178                     65              120
        52              171                     66              119
        53              164                     67              118

                      CORRIDOR
 INSURED'S AGE ON   PERCENTAGE OF
  PREVIOUS POLICY   ACCUMULATION
    ANNIVERSARY         VALUE
------------------  -------------
        68              117
        69              116
        70              115
        71              113
        72              111
        73              109
        74              107
       75-90            105
        91              104
        92              103
        93              102
        94              101
    95 or older         100



     VARIABLE AMOUNT OPTION. The Death Benefit is equal to the greater of the current Face Amount plus the Accumulation Value of the Policy, or the corridor percentage of the Accumulation Value on the Valuation Date on or next following the date of the Insured's death. The corridor percentage is 250% for an Insured Age 40 or below, and the percentage declines with increasing Age as shown in the Corridor Percentage Table above. Accordingly, under the Variable Amount Option the amount of the Death Benefit will always vary as the Accumulation Value varies.

     ILLUSTRATION OF VARIABLE AMOUNT OPTION. For purposes of this illustration, assume that the Insured is under Age 40 and that there is no Loan Amount. Under the Variable Amount Option, a Policy with a Face Amount of $100,000 will generally pay a Death Benefit of $100,000 plus the Accumulation Value. Thus, for example, a Policy with an Accumulation Value of $20,000 will have a Death Benefit of $120,000 ($100,000 + $20,000); an Accumulation Value of $40,000 will yield a Death Benefit of $140,000 ($100,000 + $40,000). The Death Benefit, however, must be at least 250% of the Accumulation Value. As a result, if the Accumulation Value of the Policy exceeds approximately $66,667, the Death Benefit will be greater than the Face Amount plus the Accumulation Value. Each additional dollar of the Accumulation Value above $66,667 will increase the Death Benefit by $2.50. Thus, if the Accumulation Value exceeds $66,667 and increases by $100 because of investment performance or premium payments, the Death Benefit will increase by $250. A Policy owner with an Accumulation Value of $75,000 will be entitled to a Death Benefit of $187,500 ($75,000 X 250%); an Accumulation Value of $100,000 will yield a Death

Benefit of $250,000 ($100,000 X 250%); and an Accumulation Value of $125,000 will yield a Death Benefit of $312,500 ($125,000 X 250%).


     The corridor percentage becomes lower as the Insured's Age increases. If the current Age of the Insured in the illustration above were, for example, 50 (rather than under 40), the corridor percentage would be 185%. The amount of the Death Benefit would be the sum of the Accumulation Value plus $100,000 unless the Accumulation Value exceeded approximately $117,647 (rather than $66,667), and each $1 then added to or taken from the Accumulation Value would change the Death Benefit by $1.85 (rather than $2.50).


WHICH DEATH BENEFIT OPTION TO CHOOSE
     If you prefer to have premium payments and favorable investment performance reflected partly in the form of an increasing Death Benefit, you should choose the Variable Amount Option. If you are satisfied with the amount of your existing insurance coverage and prefer to have premium payments and favorable investment performance reflected to the maximum extent in the Accumulation Value and lower cost of insurance charges, you should choose the Level Amount Option.


REQUESTED CHANGES IN FACE AMOUNT
     Subject to certain limitations, you may request an increase or decrease in the Face Amount. We reserve the right to limit increases and decreases in the Face Amount during the first two Policy Years.


     INCREASES. For an increase in the Face Amount, a written request must be submitted to us. We may also require additional evidence of insurability satisfactory to us. The effective date of the increase will be the Monthly Anniversary on or next following our approval of the increase. The increase may not be less than $5,000. We will currently permit increases up to the Insured's Age 80, if our requirements are met. We will deduct any charges associated with the increase (the increases in the cost of insurance and the Surrender Charge upon lapse or total surrender -- see "Effect of Requested Changes in Face Amount" below) from the Accumulation Value, whether or not you pay an additional premium in connection with the increase. You will be entitled to limited free look, conversion, and refund rights with respect to requested increases in Face Amount. See "Sales Charge Refund" and "Free Look and Conversion Rights".


     DECREASES. For a decrease in the Face Amount, a written request must also be submitted to us. Any decrease in the Face Amount will be effective on the Monthly Anniversary on or next following our receipt of a written request. You cannot request a decrease in the Face Amount more frequently than once every six months. The Face Amount remaining in force after any requested decrease may not be less than the Minimum Face Amount shown in the Policy. Under our current policies, the Minimum Face Amount is $25,000, but we reserve the right to establish a different Minimum Face Amount in the future. If, following a decrease in Face Amount, the Policy would no longer qualify as life insurance under Federal tax law (see "Federal Tax Matters -- Policy Proceeds"), the decrease will be limited to the extent necessary to meet these requirements.

     For purposes of determining the cost of insurance, decreases in the Face Amount will be applied to reduce the current Face Amount in the following order:

     (a)  The Face Amount provided by the most recent increase;

     (b)  The next most recent increases successively; and

     (c)  The Face Amount when the Policy was issued.

     By reducing the current Face Amount in this manner, the Rate Class applicable to the most recent increase in Face Amount will be eliminated first, then the Rate Class applicable to the next most recent increase, and so on, for the purposes of calculating the cost of insurance. This assumption will affect the cost of insurance under the Policy only if different Rate Classes have been applied to the current Face Amount. A Rate Class is a group of Insureds we determine based upon our expectation that they will have similar mortality experience. We currently place Insureds into standard Rate Classes or into substandard Rate Classes that involve a higher mortality risk (for example, a 200% Rate Class or a 300% Rate Class). In an otherwise identical Policy, an Insured in the standard Rate Class will have a lower cost of insurance than an Insured in a substandard Rate Class with higher mortality risks. See "Deductions and Charges -- Monthly Deduction".

     For example, assume that the initial Face Amount was $50,000 with a standard Rate Class, and that successive increases of $25,000 (at a Rate Class of 200%) and $50,000 (at a Rate Class of 300%) were added. If a decrease of $50,000 or less is requested, the amount of insurance at a 300% Rate Class will be reduced first. If a decrease of more than $50,000 is requested, the amount at a 300% Rate Class will be eliminated, and the excess over $50,000 will next reduce the amount of insurance at a 200% Rate Class.

     EFFECT OF REQUESTED CHANGES IN FACE AMOUNT. An increase or decrease in Face Amount will affect the Monthly Deduction because the cost of insurance depends upon the Face Amount. The charge for certain optional insurance benefits may also be affected. See "Deductions and Charges -- Monthly Deduction". An increase in the Face Amount will increase the Surrender Charge, but a decrease in the Face Amount will not reduce the Surrender Charge. The Surrender Charge is, however, imposed only upon lapse or total surrender of the Policy and not upon a requested decrease in Face Amount. See "Deductions and Charges -- Surrender Charge".

     An increase in the Face Amount will increase the Minimum Monthly Premium as of the effective date of the increase. Therefore, additional premium payments may be required to maintain the Death Benefit Guarantee. A decrease in the Face Amount will reduce the Minimum Monthly Premium as of the effective date of the decrease. See "Death Benefit Guarantee".

     The additional Surrender Charge on a requested increase in the Face Amount will reduce the Cash Surrender Value (which is the Accumulation Value less any Surrender Charge, Loan Amount and unpaid Monthly Deductions). If the resulting Cash Surrender Value is not sufficient to cover the Monthly Deduction, the Policy may lapse unless the Death Benefit Guarantee is in effect. See "Policy Lapse and Reinstatement -- Lapse" and "Death Benefit Guarantee".

INSURANCE PROTECTION
     You may increase or decrease the pure insurance protection provided by the Policy (that is, the difference between the Death Benefit and the Accumulation Value) in one of several ways as insurance needs change. These ways include increasing or decreasing the Face Amount of insurance, changing the level of premium payments, and, to a lesser extent, making a partial withdrawal under the Policy. Although the consequences of each of these methods will depend upon the individual circumstances, they may be generally summarized as follows:

(a) A decrease in the Face Amount will, subject to the corridor percentage limitations (see "Death Benefit -- Death Benefit Options"), decrease the pure insurance protection without reducing the Accumulation Value. If the Face Amount is decreased, the Policy charges generally will decrease as well. (Note that the Surrender Charge will not be reduced. See "Deductions and Charges -- Surrender Charge".)

(b) An increase in the Face Amount (which is generally subject to underwriting approval -- see "Death Benefit -- Requested Changes in Face Amount") will likely increase the amount of pure insurance protection, depending on the amount of Accumulation Value and the resultant corridor percentage limitation. If the insurance protection is increased, the Policy charges generally will increase as well.

(c) A partial withdrawal will reduce the Death Benefit. See "Surrender Benefits -- Partial Withdrawal". However, it has a limited effect on the amount of pure insurance protection and charges under the Policy, because the decrease in the Death Benefit is usually equal to the amount of Accumulation Value withdrawn. The primary use of a partial withdrawal is to withdraw Accumulation Value. Furthermore, it results in a reduced amount of Accumulation Value and increases the possibility that the Policy will lapse.

(d) Under the Level Amount Option, until the corridor percentage of Accumulation Value exceeds the Face Amount, (i) an increased level of premium payments will reduce the amount of pure insurance protection, and
     (ii) a reduced level of premium payments will increase the amount of pure insurance protection.

(e) Under the Variable Amount Option, until the corridor percentage of Accumulation Value exceeds the Face Amount plus the Accumulation Value, the level of premium payments will not affect the amount of pure insurance protection. (However, both the Accumulation Value and the Death Benefit will be increased if premium payments are increased, and reduced if premium payments are reduced.)

(f) Under either Death Benefit Option, if the Death Benefit is the corridor percentage of Accumulation Value, then (i) an increased level of premium payments will increase the amount of pure insurance protection (subject to underwriting approval -- see "Payment and Allocation of Premiums -- Amount and Timing of Premiums"), and (ii) a reduced level of premium payments will reduce the pure insurance protection.

     THE TECHNIQUES DESCRIBED IN THIS SECTION FOR CHANGING THE AMOUNT OF PURE INSURANCE PROTECTION UNDER THE POLICY (FOR EXAMPLE, CHANGING THE FACE AMOUNT, MAKING A PARTIAL WITHDRAWAL, AND CHANGING THE AMOUNT OF PREMIUM PAYMENTS) MUST BE CONSIDERED TOGETHER WITH THE OTHER RESTRICTIONS AND CONSIDERATIONS DESCRIBED ELSEWHERE IN THIS PROSPECTUS.

CHANGE IN DEATH BENEFIT OPTION
     After the first two Policy Years, you may change the Death Benefit Option. You must submit a written request to change the Death Benefit Option. A change in the Death Benefit Option will also change the Face Amount. If the Death Benefit Option is changed from the Level Amount Option to the Variable Amount Option, the Face Amount will be decreased by an amount equal to the Accumulation Value on the effective date of the change. You cannot change from the Level Amount Option to the Variable Amount Option if the resulting Face Amount would fall below the Minimum Face Amount (currently $25,000).

     If the Death Benefit Option is changed from the Variable Amount Option to the Level Amount Option, the Face Amount will be increased by an amount equal to the Policy's Accumulation Value on the effective date of the change.

     An increase or decrease in Face Amount resulting from a change in the Death Benefit Option will affect the future Monthly Deductions because the cost of insurance depends upon the Face Amount. The charge for certain optional insurance benefits may also be affected. See "Deductions and Charges -- Monthly Deduction". The Surrender Charge, however, will not be affected by an increase or decrease in Face Amount resulting from a change in Death Benefit Option.

     Changes in the Death Benefit Option do not require additional evidence of insurability.

ACCELERATED BENEFIT RIDER
     Under certain circumstances, the Accelerated Benefit Rider allows a Policy owner to accelerate benefits from the Policy that would be otherwise payable upon the death of the Insured. The benefit may vary state-by-state and your registered representative should be consulted as to whether and to what extent the rider is available in a particular state and on any particular Policy. Generally, we will provide an Accelerated Benefit if the Insured has a terminal illness that will result in the death of the Insured within 12 months, as certified by a physician. The Accelerated Benefit will not be more than 50% of the amount that would be payable at the death of the Insured. The Accelerated Benefit will first be used to pay off any outstanding Policy loans and interest due. The remainder of the Accelerated Benefit will be in a lump sum to the Policy owner. Limitations, as described in the Accelerated Benefit Rider, may apply.

     A lien will be established against the Policy for the amount of the Accelerated Benefit plus the administrative charge, plus interest on the lien. Any proceeds from the Policy will be first used to repay this lien. The Policy owner's access to the Cash Value will be reduced by the amount of the lien. The proceeds payable to the beneficiary will be reduced by the amount of the lien. The administrative charge will not exceed $300 and will be assessed at the time the benefit is accelerated. The premium payable on the Policy will not be affected by the Accelerated Benefit. Receipt of a benefit under the Accelerated Benefit Rider may give rise to Federal or State income tax. A competent tax adviser should be consulted for further information.


     The above information is not intended to be a complete summary of the Rider. All of the terms and provisions of the Accelerated Benefit Rider are set forth in the Rider and should be referred to in order to fully ascertain its benefits and limitations.


PAYMENT AND ALLOCATION OF PREMIUMS

ISSUING THE POLICY
     To apply for a Policy, an individual must complete an application and personally deliver it to our licensed agent. The minimum Face Amount is currently $25,000, but we reserve the right to specify a different minimum Face Amount in the future for issuing a new Policy. We will generally only issue a Policy to an applicant Age 80 or less who supplies evidence of insurability satisfactory to us. Acceptance is subject to our underwriting rules and we reserve the right to reject an application for any reason permitted by law.

     SPONSORED MARKET PLANS. Policies may be purchased under sponsored arrangements where permitted by state law. A "sponsored arrangement" includes an arrangement where an employer permits group solicitation of its employees or an association permits group solicitations of its members for the purchase of Policies on an individual basis.

     All participants in sponsored arrangements are individually underwritten. Persons purchasing under a sponsored arrangement may apply for simplified underwriting. If simplified underwriting is granted, the cost of insurance may increase as a result of higher than anticipated mortality experience. However, any such increase will not cause the cost of insurance charge to exceed the guaranteed rates set forth in the Policy.

     COVERAGE. Coverage under a Policy begins on the later of the Issue Date or the date we receive at least the minimum initial premium (see immediately following section). In general, if the applicant pays at least the minimum initial premium with the application, the Issue Date will be the later of the date of the application or the date of any medical examination required by our underwriting procedures. However, if underwriting approval has not occurred within 45 days after we receive the application or if you authorize premiums to be paid by bank account monthly deduction, the Issue Date will be the date of underwriting approval.

     If you authorize premiums to be paid by government allotment, the Issue Date generally will be, subject to our underwriting approval, the first day of the month in which we receive the first Minimum Monthly Premium through government allotment, whether or not a Minimum Monthly Premium is collected with the application. If a Minimum Monthly Premium is collected with the application, it will be allocated to the Sub-Accounts of the Variable Account and the Fixed Account on the Valuation Date next following the Issue Date.

     MINIMUM INITIAL PREMIUM. The minimum initial premium is three Minimum Monthly Premiums (see "Death Benefit Guarantee"). If, however, you authorize premiums to be paid by bank account monthly deduction or government allotment, we will accept one Minimum Monthly Premium together with the required authorization forms. The Minimum Monthly Premium is specified in the Policy and determines the payments required to maintain the Death Benefit Guarantee.

     TEMPORARY INSURANCE. At the time the application is taken, the applicant can receive temporary insurance coverage by paying a premium equal to 10% of annualized Minimum Monthly Premium. The temporary insurance will be for the face amount specified in the premium receipt and will be effective until the earliest of the following:

     *    The date the coverage under the Policy is effective.

     * The date the applicant receives an offer for an alternative policy, a notice of termination of temporary insurance coverage, or notice that we have rejected the application.

     * The date of death of the proposed Insured, any proposed additional Insured, or any proposed Insured's child.

     * The 75th day after the date of the receipt for the temporary insurance.

     CREDITING NET PREMIUMS. We will credit Net Premiums to the Sub-Accounts of the Variable Account and to the Fixed Account (except for policies issued in New Jersey) on the basis of the applicant's allocation on the latest of the following dates:

     *    The Valuation Date following the date of underwriting approval.

     *    The Valuation Date on or next following the Policy Date.

     * The Valuation Date on or next following the date we have received at least the required minimum initial premium payment.

     * In the case of Policies issued under government allotment programs, the Valuation Date next following the Issue Date.

     Until the date on which Net Premiums are credited as described above, premium payments will be held in our General Account. No interest will be earned on these premium payments during this period of time.

     REFUNDING PREMIUM. We will return all premiums paid without interest if any of the following occur:

     *    We send notice to the applicant that the insurance is declined.

     *    The applicant refuses an offer for an alternative policy.

     * The applicant does not supply required medical exams or tests within 30 days of the date of the application.

     * The applicant returns the Policy under the limited free look right. See "Free Look and Conversion Rights -- Free Look Rights".

ALLOCATION OF PREMIUMS
     You choose the initial allocation of your Net Premiums (your gross premiums less the Premium Expense Charge) to the Fixed Account and the Sub-Accounts of the Variable Account on the application for the Policy. (The Fixed Account is not available for Net Premium allocation under policies issued in New Jersey.) You may change the allocation at any time by notifying us in writing. Changes will not be effective until the date we receive your request and will only affect premiums we receive on or after that date. The new premium allocation may be 100% to any Account or divided in whole percentage points totaling 100%. We reserve the right to adjust any allocation to eliminate fractional percentages. Changing the current premium allocation will not affect the allocation of existing Accumulation Value.

AMOUNT AND TIMING OF PREMIUMS
     The amount and frequency of premium payments will affect the Accumulation Value, the Cash Surrender Value, and how long the Policy will remain in force (including affecting whether the Death Benefit Guarantee is in effect -- see "Death Benefit Guarantee"). After the initial premium, you may determine the amount and timing of subsequent premium payments within the following restrictions:

     * IN MOST CASES, PAYMENT OF CUMULATIVE PREMIUMS SUFFICIENT TO MAINTAIN THE DEATH BENEFIT GUARANTEE WILL BE REQUIRED TO KEEP THE POLICY IN FORCE DURING AT LEAST THE FIRST SEVERAL POLICY YEARS. SEE "DEATH BENEFIT GUARANTEE".

     *    We may choose not to accept any premium less than $25.00.

     * We reserve the right to limit the amount of any premium payment. In general, during the first Policy Year we will not accept total premium payments in excess of $250,000 on the life of any Insured, whether such payments are received on a Policy or on any other insurance policy issued by us or our affiliates. Also, we will not accept any premium payment in excess of $50,000 on any Policy after the first Policy Year. At our discretion, however, we may waive any of these premium limitations.

     * We may require additional evidence of insurability satisfactory to us if any premium would increase the difference between the Death Benefit and the Accumulation Value (that is, the net amount at risk). A premium payment would increase the net amount at risk if at the time of payment the Death Benefit would be based upon the applicable percentage of Accumulation Value. See "Death Benefit -- Death Benefit Options".

     * In no event may the total of all premiums paid, both scheduled and unscheduled, exceed the current maximum premium payments allowed for life insurance under Section 7702 of the Federal Internal Revenue Code. If at any time a premium is paid which would result in total premiums exceeding the current maximum premiums allowed, we will only accept that portion of the premium which would make total premiums equal the maximum. Any part of the premium in excess of that amount will be returned, and no further premiums will be accepted until allowed by the current maximum premium limitations.

     * If you contemplate a large premium payment under this Policy, and you wish to avoid Modified Endowment Contract classification, you may contact us in writing before making the payment and we will tell you the maximum amount which can be paid into the Policy. See "Federal Tax Matters -- Policy Proceeds".

PLANNED PERIODIC PREMIUMS
     You may choose a Planned Periodic Premium schedule which indicates a preference as to future amounts and frequency of payment. The Planned Periodic Premiums may be paid annually, semi-annually, quarterly or, if you choose, you can pay the Planned Periodic Premiums by bank account monthly deduction or government allotment.

     The amount and frequency of your initial Planned Periodic Premium will be shown in the Policy. You may change the Planned Periodic Premium at any time by written request. We may limit the amount of any increase. Failure to make any Planned Periodic Premium payment will not, however, necessarily result in lapse of the Policy. On the other hand, making Planned Periodic Premium payments will not guarantee that the Policy remains in force. See "Death Benefit Guarantee" and "Policy Lapse and Reinstatement".

UNSCHEDULED ADDITIONAL PREMIUMS
     Premiums, other than Planned Periodic Premiums, may be paid at any time while the Policy is in force. We may limit the number and amount of these additional payments.

PAYING PREMIUMS BY MAIL
     Planned Periodic Premiums and Unscheduled Additional Premiums may be paid to the Company by mailing them to:

     ReliaStar Life Insurance Company
     P.O. Box 802511
     Chicago, Illinois 60680-2511


DEATH BENEFIT GUARANTEE
     If you meet the requirements described below, we guarantee that we will not lapse the Policy even if the Cash Surrender Value is not sufficient to cover the Monthly Deduction that is due. This feature of the Policy is called the "Death Benefit Guarantee". The Death Benefit Guarantee expires at the Insured's Age 65 (or five Policy Years, if longer).

     In general, the two most significant benefits from the Death Benefit Guarantee are as follows. First, during the early Policy Years, the Cash Surrender Value (even when supplemented by the Sales Charge Refund) will generally not be sufficient to cover the Monthly Deduction, so that the Death Benefit Guarantee will be necessary to avoid lapse of the Policy. See "Policy Lapse and Reinstatement". This occurs because the Surrender Charge usually exceeds the Accumulation Value in these years. In this regard, you should consider that if you request an increase in Face Amount, an additional Surrender Charge would apply for the fifteen years following the increase, which could create a similar possibility of lapse as exists during the early Policy Years. Second, to the extent the Cash Surrender Value declines due to poor investment performance, or due to an additional Surrender Charge after a requested increase, the Cash Surrender Value may not be sufficient even in later Policy Years to cover the Monthly Deduction, so that the Death Benefit Guarantee may also be necessary in later Policy Years to avoid lapse of the Policy. THUS, EVEN THOUGH THE POLICY PERMITS PREMIUM PAYMENTS THAT ARE LESS THAN THE MINIMUM MONTHLY PREMIUMS, YOU MAY LOSE THE SIGNIFICANT PROTECTION PROVIDED BY THE DEATH BENEFIT GUARANTEE BY PAYING LESS THAN THE MINIMUM MONTHLY PREMIUMS.

REQUIREMENTS
     The Death Benefit Guarantee will be in effect if the sum of all premiums paid minus any partial withdrawals and any loans are equal to or greater than the sum of the Minimum Monthly Premiums since the Policy Date.

     The requirements for the Death Benefit Guarantee must be satisfied as of each Monthly Anniversary, even though you do not have to pay premiums monthly.

     EXAMPLE: The Policy Date is January 1, 1998. The Minimum Monthly Premium is $100 per month. No Policy loans or partial withdrawals are taken and no Face Amount changes have occurred.

     Case 1. You pay $100 each month. The Death Benefit Guarantee is maintained.

     Case 2. You pay $1,000 on January 1, 1998. The $1,000 maintains the Death
          Benefit Guarantee without your paying any additional premiums for the next 10 months (through October 31, 1998). However, you must pay at least $100 by November 1, 1998 to maintain the Death Benefit Guarantee through November 30, 1998.

     The amount of the initial Minimum Monthly Premium will be determined by us at issuance of the Policy and will be shown in the Policy. The initial Minimum Monthly Premium will depend upon the Insured's sex, Age at issue, Rate Class, optional insurance benefits added by rider, and the initial Face Amount.

     The following Policy changes may change the Minimum Monthly Premium:

     * A requested increase or decrease in the Face Amount (see "Death Benefit -- Requested Changes in Face Amount").

     * A change in the Death Benefit Option (see "Death Benefit -- Change in Death Benefit Option").

     * The addition or termination of a Policy rider (see "General Provisions -- Optional Insurance Benefits").

     We will notify you in writing of any changes in the Minimum Monthly
Premium.

     If, as of any Monthly Anniversary, you have not made sufficient premium payments to maintain the Death Benefit Guarantee, we will send you notice of the premium payment required to maintain it. If we do not receive the required premium payment within 61 days from the date of our notice, the Death Benefit Guarantee will terminate. THE DEATH BENEFIT GUARANTEE CANNOT BE REINSTATED.

     Even if the Death Benefit Guarantee terminates, the Policy will not necessarily lapse. For a discussion of the circumstances under which the Policy may lapse, see "Policy Lapse and Reinstatement".


ACCUMULATION VALUE
     The Accumulation Value of the Policy (that is, the total value attributable to a specific Policy in the Variable Account and the Fixed Account) is equal to the sum of the Variable Accumulation Value (the amount attributable to the Variable Account) plus the Fixed Accumulation Value (the amount attributable to the Fixed Account). The Accumulation Value should be distinguished from the Cash Surrender Value that would actually be paid to you upon total surrender of the Policy, which is the Accumulation Value less any Surrender Charge, Loan Amount and unpaid Monthly Deductions. See "Surrender Benefits -- Total Surrender". The Accumulation Value should also be distinguished from the Cash Value, which determines the amount available for Policy loans, and is the Accumulation Value less any Surrender Charge. See "Policy Loans." (During the first two Policy Years and the first two years following a requested increase in Face Amount, you may also be entitled to a Sales Charge Refund. See "Sales Charge Refund".)

     The Variable Accumulation Value will increase or decrease to reflect the investment performance of the Funds in which Sub-Accounts of the Variable Account have been invested. The Variable Accumulation Value will also be increased by (a) any Net Premiums credited to the Variable Account and (b) any transfers from the Fixed Account. The Variable Accumulation Value will also be reduced by (a) the Monthly Deduction attributable to the Variable Account, (b) partial withdrawals from the Variable Account, (c) any transfer and partial withdrawal charges attributable to the Variable Account, and (d) any amounts transferred from the Variable Account to the Fixed Account (including amounts transferred from the Variable Account to the Fixed Account as security for Policy loans -- see "Policy Loans"). The Variable Accumulation Value will generally vary daily.

     The Fixed Accumulation Value will be increased by (a) any Net Premiums credited to the Fixed Account, (b) any interest credited to the Fixed Account (determined at our discretion, but guaranteed not to be less than 4%), and (c) any amounts transferred from the Variable Account to the Fixed Account (including amounts transferred to the Fixed Account as security for Policy loans -- see "Policy Loans"). The Fixed Accumulation Value will be reduced by (a) the Monthly Deduction attributable to the Fixed Account, (b) partial withdrawals from the Fixed Account, (c) any transfer and partial withdrawal charges attributable to the Fixed Account, and (d) any amounts transferred from the Fixed Account to the Variable Account.

     For a detailed discussion of the calculation of Accumulation Value, see Appendix B. An illustration of various Accumulation Values, Surrender Charges, Cash Surrender Values, and Death Benefits, assuming different levels of premium payments and various investment returns for selected Ages and Face Amounts, is shown in Appendix C.


SPECIALIZED USES OF THE POLICY
     Because the Policy provides for an accumulation of Cash Surrender Value as well as a Death Benefit, the Policy can be used for various individual and business financial planning purposes. Purchasing the Policy in part for such purposes entails certain risks. For example, if the investment performance of the Sub-Accounts to which Accumulation Value is allocated is poorer than expected or if sufficient premiums are not paid, the Policy may lapse or may not accumulate sufficient Accumulation Value or Cash Surrender Value to fund the purpose for which the Policy was purchased. Withdrawals and Policy loans may significantly affect current and future Accumulation Value, Cash Surrender Value, or Death Benefit proceeds. Depending upon Sub-Account investment performance and the amount of a Policy loan, the loan may cause a Policy to lapse. Because the Policy is designed to provide benefits on a long-term basis, before purchasing a Policy for a specialized purpose a purchaser should consider whether the long-term nature of the Policy is consistent with the purpose for which it is being considered. Using a Policy for a specialized purpose may have tax consequences. See "Federal Tax Matters".


DEDUCTIONS AND CHARGES
     Charges will be deducted in connection with the Policy to compensate us for
(a) providing the insurance benefits of the Policy (including any riders), (b) administering the Policy, (c) assuming certain risks in connection with the Policy, and (d) incurring expenses in distributing the Policy.

     Some of these charges are deducted from each premium payment. Certain other charges are deducted monthly from both the Fixed Account and the Variable Account, or from the Variable Account only. A charge is also made for each partial withdrawal and a charge may be made for each transfer.

     We may realize a profit on one or more of these charges, such as the mortality and expense risk charge. We may use any such profits for any proper corporate purpose, including, among other things, payments of sales expenses.


PREMIUM EXPENSE CHARGE
     We deduct a sales charge and a charge for premium taxes from each premium payment. We may in the future deduct a premium processing charge from each premium payment although we currently do not make this charge. The total of these charges is called the Premium Expense Charge. The amount remaining after we have deducted the Premium Expense Charge is called the Net Premium. The Net Premium is then credited to the Fixed Account and the Sub-Accounts of the Variable Account according to your allocation.

     SALES CHARGE. A sales charge of 2.50% of each premium payment will be deducted to compensate us for expenses relating to the distribution of the Policy, including agents' commissions, advertising, and the printing of the prospectuses and sales literature for new and prospective buyers of this policy. In addition, we may charge a contingent deferred sales charge if you surrender the Policy or the Policy lapses. See "Deductions and Charges -- Surrender Charge".

     PREMIUM TAX CHARGE. Various states and subdivisions impose a tax on premiums received by insurance companies. Premium taxes vary from state to state. A charge of 2.50% of each premium payment will be deducted by us. The deduction represents an amount we consider necessary to pay all taxes imposed by the states and any subdivisions.

     PREMIUM PROCESSING CHARGE. We may make a charge of up to $2.00 per premium payment to reimburse us for the cost of collecting and processing premiums, although we currently make no such charge. If a premium processing charge is made, it will be deducted from premium payments before the percentage deductions for sales charge and premium taxes.


MONTHLY DEDUCTION
     We deduct the charges described below from the Accumulation Value of the Policy on a monthly basis. The total of these charges is called the Monthly Deduction.

     The Monthly Deduction will be deducted on each Monthly Anniversary from the Fixed Account and the Sub-Accounts of the Variable Account on a proportionate basis depending on their relative Accumulation Values at that time. For purposes of determining these proportions, the Fixed Accumulation Value is reduced by the Loan Amount. Because the cost of insurance portion of the Monthly Deduction can vary from month to month, the Monthly Deduction itself will vary in amount from month to month.

     If the Cash Surrender Value plus any Sales Charge Refund is not sufficient to cover the Monthly Deduction on a Monthly Anniversary, the Policy may lapse. See "Death Benefit Guarantee" and "Policy Lapse and Reinstatement".

     COST OF INSURANCE. We will determine the monthly cost of insurance by multiplying the applicable cost of insurance rate or rates by the net amount at risk under the Policy. The net amount at risk under the Policy for a Policy Month is (a) the Death Benefit at the beginning of the Policy Month divided by
1.004074 (which reduces the net amount at risk, solely for purposes of computing the cost of insurance, by taking into account assumed monthly earnings at an annual rate of 5%), less (b) the Accumulation Value at the beginning of the Policy Month (reduced by any charges for rider benefits). As a result, the net amount at risk may be affected by changes in the Accumulation Value or in the Death Benefit.

     The Rate Class of an Insured may affect the cost of insurance. A Rate Class is a group of Insureds we determine based upon our expectation that they will have similar mortality experience. We currently place Insureds into standard Rate Classes or into substandard Rate Classes that involve a higher mortality risk. In an otherwise identical Policy, an Insured in the standard Rate Class will have a lower cost of insurance than an Insured in a Rate Class with higher mortality risks.

     If there is an increase in the Face Amount and the Rate Class applicable to the increase is different from that for the initial Face Amount or any prior requested increases in Face Amount, the net amount at risk will be calculated separately for each Rate Class. For purposes of determining the net amount at risk for each Rate Class, the Accumulation Value will first be assumed to be part of the initial Face Amount. If the Accumulation Value is greater than the initial Face Amount, it will then be assumed to be part of each increase in order, starting with the first increase.

     Cost of insurance rates will be based on the sex, Issue Age, Policy Year and Rate Class(es) of the Insured. The actual monthly cost of insurance rates will reflect our expectations as to future experience. They will not, however, be greater than the guaranteed cost of insurance rates shown in the Policy, which are based on the Commissioner's 1980 Standard Ordinary Mortality Tables for smokers or nonsmokers, respectively.

     MONTHLY ADMINISTRATIVE CHARGE. Each month we deduct an administrative charge of $8.25 which is guaranteed not to exceed $12.00 each month. This charge reimburses us for expenses incurred in administering the Policy, such as processing claims, maintaining records, making Policy changes, printing and mailing prospectuses and annual and semi-annual reports to Policy owners and communicating with you and other owners of Policies. Because this charge is intended to cover the average anticipated administrative expenses for all Policies, however, there is not necessarily a relationship between the amount of this charge for a given Policy and the amount of expenses that may be attributable to that Policy.


     MONTHLY MORTALITY AND EXPENSE RISK CHARGE. Each month during the first 10 Policy Years we will deduct a charge at an annual rate of .90% of the Variable Accumulation Value of the Policy. Each month thereafter we will deduct a charge at an annual rate of .45% of the Variable Accumulation Value guaranteed not to exceed .90% for the duration of the Policy.


     The mortality risk assumed is that Insureds may live for a shorter period of time than we estimated and that, as a result, we would have to pay a greater amount in Death Benefits than we collect in premium payments. The expense risk assumed is that expenses incurred in issuing and administering the Policy will be greater than we estimated.

     OPTIONAL INSURANCE BENEFIT CHARGES. Each month we deduct charges for any optional insurance benefits added to the Policy by rider. See "General Provisions -- Optional Insurance Benefits".

SURRENDER CHARGE

     GENERAL. During the first 15 Policy Years and during the first 15 years following any requested increase in Face Amount, we make a Surrender Charge if you surrender the Policy or the Policy lapses.

The Surrender Charge has two parts -- The Contingent Deferred Administrative Charge and the Contingent Deferred Sales Charge which are determined separately. The Surrender Charge will not be affected by any decrease in Face Amount or by any change in Face Amount resulting from a change in the Death Benefit Option.

     The Surrender Charge imposed upon early surrender or lapse will be significant. As a result, you should purchase a Policy only if you have the financial capability to keep it in force for a substantial period of time.

     The Contingent Deferred Administrative Charge reimburses us for expenses incurred in issuing the Policy, such as processing the application (primarily underwriting) and setting up computer records. Because this charge is intended to cover the average anticipated issue expenses for all Policies, however, there is not necessarily a relationship between the amount of this charge for a given Policy and the amount of expenses that may be attributable to that Policy.

     The Contingent Deferred Sales Charge compensates us for expenses relating to the distribution of the Policy, including agents' commissions, advertising, and the printing of the prospectus and sales literature for new sales of the Policy.

     CONTINGENT DEFERRED ADMINISTRATIVE CHARGE. The maximum Contingent Deferred Administrative Charge for the initial Face Amount and any requested increase in Face Amount is determined on the Policy Date and on the effective date of any requested increase in Face Amount respectively. The maximum charge is $5.00 per $1,000 of Face Amount during the first five years of the relevant 15 year period, and decreases thereafter in equal monthly increments until it becomes zero at the end of the 15 year period.


     The Contingent Deferred Administrative Charge for the initial Face Amount or a requested increase in Face Amount can be determined by multiplying (a) $5.00 by (b) the initial Face Amount or the Face Amount of the increase, as the case may be, and by (c) the applicable percentage from the Surrender Charge Percentage Table shown on page 26, and then dividing this amount by 1000. For example assume that an Insured buys a Policy with an initial Face Amount of $100,000. If the Policy is surrendered at any time in the first five Policy Years, the Contingent Deferred Administrative Charge is calculated by multiplying (a) $5.00 by (b) $100,000 (the initial Face Amount), and by (c) 100% (the applicable percentage from the Surrender Charge Percentage Table), and then dividing by 1000. This results in a total of $500 ($5.00 x 100,000 x 100% /
1000).


     The calculation of an additional Contingent Deferred Administrative Charge for a requested increase in Face Amount is the same as for the initial Face Amount, except that the charges are based on the amount of the increase and the years and months are measured from the effective date of the increase.

     CONTINGENT DEFERRED SALES CHARGE. The maximum Contingent Deferred Sales Charge for the initial Face Amount or any requested increase in Face Amount will be determined on the Policy Date or on the effective date of any requested increase respectively. The Contingent Deferred Sales Charge will remain level for the first five years in the relevant 15 year period, and then reduces in equal monthly increments until it becomes zero at the end of 15 years. The Contingent Deferred Sales Charge will vary depending upon the Insured's Age (on the Policy Date or on the effective date of an increase in Face Amount) and the Insured's sex.

     If you surrender the Policy during the first two Policy Years or during the first 24 months following a requested increase in Face Amount, you may be entitled to a refund of a portion of the Contingent Deferred Sales Charge. See "Sales Charge Refund."

     The Contingent Deferred Sales Charge will be equal to the lesser of:

     (a) 47.50% of the premiums attributable to the initial Face Amount of the Policy and any premiums attributable to an increase in Face Amount; or

     (b) The result of the Contingent Deferred Sales Charge calculation described below.

     CONTINGENT DEFERRED SALES CHARGE CALCULATION. For purposes of (b) above, the Contingent Deferred Sales Charge for the initial Face Amount or any requested increase in Face Amount is determined by multiplying (i) the applicable Charge per $1,000 of Face Amount from Appendix D by (ii) the Initial

Face Amount or the Face Amount of the increase, as applicable, and by (iii) the applicable percentage from the Surrender Charge Percentage Table below, and then dividing this amount by 1000.

     EXAMPLE. The following example illustrates how the Contingent Deferred Sales Charge is determined. Assume that a male, Age 35 buys a policy with an initial Face Amount of $100,000 and he surrenders the Policy during the third Policy Year at which time he has paid cumulative premiums of $2,000. Based on these assumptions the Contingent Deferred Sales Charge will be the lesser of:

     (a) 47.50% times the cumulative premiums paid on the Policy, which is $950 (47.50 x $2,000); or

     (b) The result of the Contingent Deferred Sales Charge Calculation, which is determined by multiplying (i) $14.00 (from Appendix D for a male age 35) by (ii) $100,000 (the Initial Face Amount) and by (iii) 100% (the applicable percentage from the Surrender Charge Percentage Table), and then dividing by 1000, which results in a total of $1,400 ($14.00 x 100,000 x 100%/1000).

     The additional Contingent Deferred Sales Charge for requested increases in Face Amount will be calculated in the same manner as illustrated in the example above. However, for purposes of determining the amount in (a) in the above example, the cumulative premium paid is replaced by the premiums attributable to the increase in Face Amount. The premiums attributable to the increase in Face Amount will consist of a portion of the existing Accumulation Value and a portion of the premium payments made after the effective date of the increase. The proportion of existing Accumulation Value and subsequent premium payments attributable to the increase will equal (a) the Surrender Charge Guideline for the increase found in Appendix E, divided by (b) the sum of the Surrender Charge Guideline(s) for the initial Face Amount and each increase in Face Amount.

     MASSACHUSETTS, MONTANA AND PENNSYLVANIA RESIDENTS. Appendix C, Appendix D, Appendix E and the preceding illustrations of the Contingent Deferred Sales Charge do not apply to Policies issued in Massachusetts, Montana and Pennsylvania. The Contingent Deferred Sales Charge applied to Policies issued in Massachusetts and Montana is not affected by the Insured's sex. Therefore, the Contingent Deferred Sales Charge made on Policies issued in these two states will differ from the charge made in other states. In Pennsylvania, the Insured's sex will be a factor in determining the amount of Contingent Deferred Sales Charge applied to a Policy, but the charge will differ from the charge described in the above example.


                        SURRENDER CHARGE PERCENTAGE TABLE




 IF SURRENDER OR LAPSE OCCURS IN    THE FOLLOWING PERCENTAGES OF THE
 THE LAST MONTH OF POLICY YEAR:*   SURRENDER CHARGE WILL BE PAYABLE:**
--------------------------------- ------------------------------------
           1 through 5                             100%
                6                                   90%
                7                                   80%
                8                                   70%
                9                                   60%
                10                                  50%
                11                                  40%
                12                                  30%
                13                                  20%
                14                                  10%
           15 and later                              0%

 *For requested increases, years are measured from the date of the increase.

**The percentages reduce equally for each Policy Month during the years shown.
 For example, during the seventh Policy Year, the percentage reduces equally each month from 90% at the end of the sixth Policy Year to 80% at the end of the seventh Policy Year.

PARTIAL WITHDRAWAL AND TRANSFER CHARGES
     We currently make no charge for transfers and a $10.00 charge for each partial withdrawal. These charges are guaranteed not to exceed $25.00 per transfer or partial withdrawal for the duration of the Policy. The transfer charge will not be imposed on transfers that occur as a result of Policy loans or the exercise of conversion rights.

INVESTMENT ADVISORY FEES AND FUND EXPENSES AFTER REIMBURSEMENT Because the
     Variable Account purchases shares of the Funds, the net asset value of the investments of the Variable Account will reflect the investment advisory fees and other expenses incurred by the Funds. Set forth below is information provided by each Fund on its total 1997 annual expenses as a percentage of the Fund's average net assets. For more information concerning these expenses, see the prospectuses for the Funds located in the accompanying book entitled "Select*Product Investment Options."

EXPENSES


                                                                                          TOTAL INVESTMENT
                                                                  MANAGEMENT     OTHER      FUND ANNUAL
FUND                                                                 FEES      EXPENSES       EXPENSES
---------------------------------------------------------------- ------------ ---------- -----------------
Alger American Growth Portfolio (a) ............................      0.75%       0.04%         0.79%
Alger American MidCap Growth Portfolio (a) .....................      0.80%       0.04%         0.84%
Alger American Small Capitalization Portfolio (a) ..............      0.85%       0.04%         0.89%

Fidelity VIP Equity-Income Portfolio (a) (b) ...................      0.50%       0.08%         0.58%
Fidelity VIP Growth Portfolio (a) (b) ..........................      0.60%       0.09%         0.69%
Fidelity VIP High Income Portfolio (a) .........................      0.59%       0.12%         0.71%
Fidelity VIP Money Market Portfolio ............................      0.21%       0.10%         0.31%
Fidelity VIP Overseas Portfolio (a) (b) ........................      0.75%       0.17%         0.92%

Fidelity VIP II Asset Manager Portfolio (a) (b) ................      0.55%       0.10%         0.65%
Fidelity VIP II Contrafund Portfolio (a) (b) ...................      0.60%       0.11%         0.71%
Fidelity VIP II Index 500 Portfolio (a) (c) ....................      0.24%       0.04%         0.28%
Fidelity VIP II Investment Grade Bond Portfolio (a) ............      0.44%       0.14%         0.58%

Janus Aggressive Growth Portfolio (a) (d) ......................      0.73%       0.03%         0.76%
Janus Growth Portfolio (a) (d) .................................      0.65%       0.05%         0.70%
Janus International Growth Portfolio (a) (d) ...................      0.67%       0.29%         0.96%
Janus Worldwide Growth Portfolio (a) (d) .......................      0.66%       0.08%         0.74%

Neuberger&Berman AMT Limited Maturity Bond Portfolio (a)........      0.65%       0.12%         0.77%
Neuberger&Berman AMT Partners Portfolio (a) ....................      0.80%       0.06%         0.86%

Northstar Variable Trust Growth Portfolio (e) ..................      0.75%       0.05%         0.80%
Northstar Variable Trust HighYield Bond Portfolio (e) ..........      0.75%       0.05%         0.80%
Northstar Variable Trust Income and Growth Portfolio (e) .......      0.75%       0.05%         0.80%
Northstar Variable Trust International Value Portfolio (e) .....      0.75%       0.05%         0.80%
Northstar Variable Trust Multi-Sector Bond Portfolio (e) .......      0.75%       0.05%         0.80%

OCC Equity Portfolio (a) (f) ...................................      0.80%       0.19%         0.99%
OCC Global Equity Portfolio (a) (f) ............................      0.79%       0.40%         1.19%
OCC Managed Portfolio (a) (f) ..................................      0.80%       0.07%         0.87%
OCC Small Cap Portfolio (a) (f) ................................      0.80%       0.17%         0.97%

Putnam VT Asia Pacific Growth Fund .............................      0.80%       0.27%         1.07%
Putnam VT Diversified Income Fund ..............................      0.69%       0.11%         0.80%
Putnam VT Growth and Income Fund ...............................      0.47%       0.04%         0.51%
Putnam VT New Opportunities Fund ...............................      0.58%       0.05%         0.63%
Putnam VT Utilities Growth and Income Fund .....................      0.67%       0.07%         0.74%
Putnam VT Voyager Fund .........................................      0.54%       0.05%         0.59%



(a) The Company or its affiliates may receive compensation from an affiliate or affiliates of certain of the Funds based upon an annual percentage of the average net assets held in that Fund by the Company and by certain of the Company's insurance company affiliates. These amounts are intended to compensate the Company or the Company's affiliates for administrative, record keeping, and in some cases distribution, and other services provided by the Company and its affiliates to Funds and/or the Funds' affiliates. Payments of such amounts by an affiliate or affiliates of the Funds do not increase the fees paid by the Funds or their shareholders. The percentage paid may vary from one fund company to another.

(b) A portion of the brokerage commissions that certain funds pay was used to reduce funds expenses. In addition, certain funds have entered into arrangements with their custodian whereby credits realized, as a result of uninvested cash balances, were used to reduce custodian expenses. Including these reductions, the Total Investment Fund Annual Expenses presented in the table would have been: 0.57% for Fidelity VIP Equity-Income Portfolio; 0.67% for Fidelity VIP Growth Portfolio: 0.90% for Fidelity VIP Overseas
     Portfolio: 0.64% for Fidelity VIP II Asset Manager Portfolio; and 0.68% for Fidelity VIP II Contrafund Portfolio.


(c) FMR agreed to reimburse a portion of Fidelity VIP II Index 500 Portfolio's expenses during the period. Without this reimbursement, the fund's Management Fee, Other Expenses and Total Investment Fund Annual Expenses would have been .27%, .13%, and .40% respectively. Expense reimbursements are voluntary. There is no assurance of ongoing reimbursement.


(d) The fees and expenses in the table above are based on gross expenses before expense offset arrangements for the fiscal year ended December 31, 1997. The information for each Portfolio is net of fee reductions from Janus Capital. Fee reductions for the Aggressive Growth, Growth, International Growth, and Worldwide Growth Portfolios reduce the management fee to the level of the corresponding Janus retail fund. Without such reductions, the Management Fee, Other Expenses and Total Investment Fund Annual Expenses would have been: 0.74%, 0.04%, and 0.78% for Janus Aggressive Growth Portfolio; 0.74%, 0.04%, and 0.78% for Janus Growth Portfolio; 0.79%, 0.29%, and 1.08% for Janus International Growth Portfolio; and 0.72%, 0.09%, and 0.81% for Janus Worldwide Growth Portfolio. Janus Capital may modify or terminate the reductions at any time upon at least 90 days' notice to the Trustees of Janus Aspen Series.


(e) The investment adviser to the Northstar Variable Trust has agreed to reimburse the five Northstar Portfolios for any expenses in excess of 0.80% of each Portfolio's average daily net assets. In the absence of the investment adviser's expense reimbursements, the Total Investment Fund Annual Expenses that would have been paid by each Portfolio during its fiscal year ended December 31, 1997 would have been: 1.09% for the Northstar Variable Trust Growth Portfolio; 1.35% for the Northstar Variable Trust High Yield Bond Portfolio; 1.11% for the Northstar Variable Trust Income and Growth Portfolio; and 1.36% for the Northstar Variable Trust Multi-Sector Bond Portfolio; and 2.61% for the Northstar Variable Trust International Value Portfolio. Expense reimbursements are voluntary. There is no assurance of ongoing reimbursement.


(f) Management Fees reflect effective management fees after taking into effect any waiver. Other Expenses are shown gross of expense offsets afforded the Portfolios which effectively lowered overall custody expenses. Total Investment Fund Annual Expenses for the Equity, Small Cap and Managed Portfolios are limited by OpCap Advisors so that their respective annualized operating expenses (net of any expense offsets) do not exceed 1.00% of average daily net assets. Total Investment Fund Annual Expenses for the Global Equity Portfolio are limited to 1.25% of average daily net assets. Without such limitation and without giving effect to any expense offsets, the Management Fees, Other Expenses and Total Investment Fund Annual Expenses incurred for the fiscal year ended December 31, 1997 would have been: 0.80%, 0.19% and 0.99%, respectively, for the Equity Portfolio; 0.80%, 0.40% and 1.20%, respectively, for the Global Equity Portfolio; 0.80%, 0.07% and 0.87%, respectively, for the Managed Portfolio; and 0.80%, 0.17% and 0.97%, respectively, for the Small Cap Portfolio.



REDUCTION OF CHARGES

     Any of the charges under the Policy, as well as the minimum Face Amount set forth in this Prospectus, may be reduced because of special circumstances that result in lower sales, administrative, or mortality expenses. For example, special circumstances may exist in connection with group or sponsored arrangements, sales to our policyholders or those of affiliated insurance companies, or sales to employees or clients of members of our affiliated group of insurance companies. The amount of any reductions will reflect the reduced sales effort and administrative costs resulting from, or the different mortality experience expected as a result of, the special circumstances. Reductions will not be unfairly discriminatory against any person, including the affected Policy owners and owners of all other policies funded by the Variable Account.

SALES CHARGE REFUND
     During the first two Policy Years and during the first 24 Policy Months following the effective date of any requested increase in Face Amount, we may be required to refund a portion of the Contingent Deferred Sales Charge if you surrender the Policy. This refund is called the Sales Charge Refund.

     Any amount used in the calculation described below will be determined on the effective date of surrender.

     INITIAL FACE AMOUNT. If the Policy is surrendered during the first two Policy Years, a Sales Charge Refund will be made to the extent that the total sales charge deducted (which consists of the 2.50% sales charge deducted from each premium payment and the Contingent Deferred Sales Charge) exceeds (i) 30% of actual premium payments made during the first Policy Year up to the amount of the Surrender Charge Guideline (see below) for the initial Face Amount, plus
(ii) 9% of any actual premium payments made that exceed (i). In addition, the amount of the refund will never decrease as the result of the payment of a premium. After the second Policy Year, there is no Sales Charge Refund with respect to the initial Face Amount.

     As described above, the Sales Charge Refund is calculated based on percentages of premium payments. While the total sales charge deducted under the Policy is not based solely on premium payments, it is possible to translate the total sales charge into a percentage of premium payments. In general, the total sales charge deducted (before calculating the Sales Charge Refund) will be 50% of each premium payment until premium payments reach a certain level. The level ranges from approximately 35% of a Surrender Charge Guideline for a male age 0, up to approximately 115% of a Surrender Charge Guideline for a male age 40, and down to approximately 45% of a Surrender Charge Guideline for a male age 75. After premium payments reach this level, the total sales charge will equal 2.50% of each additional premium payment. During the two Policy Years when the Sales Charge Refund applies, however, the total sales charge will be limited to 30% of actual first year premium payments up to the amount of a Surrender Charge Guideline, 9% of actual premium payments until payments reach the level where the total sales charge drops to 2.50%, and 2.50% of any additional premium payments beyond that level. If you have any questions regarding the amount of your Sales Charge Refund, please call us.

     Due to the Sales Charge Refund, the total sales charge for the initial Face Amount will be significantly less if a Policy is surrendered during the first two Policy Years rather than shortly thereafter.

     The Surrender Charge Guideline will equal the amount obtained by dividing the Face Amount or the amount of the increase, as the case may be, by $1,000, and multiplying the result by the applicable factor from Appendix E.

     REQUESTED INCREASES IN FACE AMOUNT. If you cancel a requested increase in Face Amount during the first 24 Policy Months following the increase (but after the free look period -- see "Free Look and Conversion Rights -- Free Look Rights"), and the Policy is surrendered at any time thereafter, a Sales Charge Refund will be made to the extent that the total sales charge for the increase (which consists of 2.50% of the premiums attributable to the increase and the Contingent Deferred Sales Charge for the increase) exceeds (i) 30% of the premiums attributable to the increase in the 12 Policy Months following the increase up to the amount of the Surrender Charge Guideline for the increase (see immediately preceding paragraph), plus (ii) 9% of any premiums attributable to the increase that exceed (i). In addition, the amount of the refund will never decrease as the result of the payment of a premium. This refund is only available if the increase is cancelled within the 24 Policy Months following its effective date, and the Policy is subsequently surrendered. No refund is available if the increase is cancelled after the 24-month period.

     Calculating total sales charge deducted for an increase as a percentage of premiums attributable to the increase is, in general, the same as described above for the initial Face Amount. Thus, due to the Sales Charge Refund, the total sales charge for a requested increase in Face Amount may be significantly less if the increase is cancelled during the 24-month period following the increase rather than shortly thereafter. If you have any questions regarding the amount of your Sales Charge Refund, please call us.

     For the purposes of the preceding paragraph, the premiums attributable to the increase will be determined as described in the section entitled "Deductions and Charges -- Surrender Charge --

Calculation of Contingent Deferred Sales Charge", which means that, in effect, a proportionate amount of the existing Accumulation Value on the effective date of the increase will be deemed to be a premium payment for the increase, and subsequent premium payments will be prorated.

     EFFECT OF SALES CHARGE REFUND. The Sales Charge Refund will be applied to maintain the Policy in force when the Cash Surrender Value is insufficient to cover the Monthly Deduction. If the remaining Sales Charge Refund (not already applied to keep the Policy in force) is insufficient to cover the Monthly Deduction, this remaining Sales Charge Refund may be applied for the grace period under the Policy. See "Policy Lapse and Reinstatement". Any Sales Charge Refund not so applied will be refunded to you upon the total surrender of the Policy.

POLICY LAPSE AND REINSTATEMENT

     LAPSE. Unlike traditional life insurance policies, the failure to make a Planned Periodic Payment will not by itself cause the Policy to lapse. If the Death Benefit Guarantee is not in effect, the Policy will lapse only if, as of any Monthly Anniversary, the Cash Surrender Value plus any Sales Charge Refund is less than the Monthly Deduction due, and a grace period of 61 days expires without a sufficient payment. If (during the first two Policy Years or the first 24 Policy Months after a requested increase in Face Amount) there exists any Sales Charge Refund (see "Sales Charge Refund") sufficient to supplement the Cash Surrender Value so as to cover the Monthly Deduction, then the Sales Charge Refund will be applied by us to keep the Policy in force. The amount of Sales Charge Refund available for such application is reduced on each Monthly Anniversary as so applied. Any payment made by you after we have kept the Policy in force in this manner will first be used to reimburse us for the amount of Sales Charge Refund so applied.

     During the early Policy Years, the Cash Surrender Value (even when supplemented by the Sales Charge Refund) will generally not be sufficient to cover the Monthly Deduction, so that premium payments sufficient to maintain the Death Benefit Guarantee will be required to avoid lapse. See "Death Benefit Guarantee".

     The Policy does not lapse, and the insurance coverage continues, until the expiration of a 61-day grace period which begins on the date we send you written notice indicating that the Cash Surrender Value plus any Sales Charge Refund is less than the Monthly Deduction due. Our written notice to you will indicate the amount of the payment required to avoid lapse. Failure to make a sufficient payment within the grace period will result in lapse of the Policy without value.

     As discussed above, any Sales Charge Refund will be applied to keep the Policy in force when the Cash Surrender Value is less than the Monthly Deduction. When a total surrender of the Policy is requested after the start of a grace period, any remaining Sales Charge Refund (not already applied to keep the Policy in force) will be so applied for the grace period, and consequently not refunded, unless the surrender request is received by us within 30 days after we mail the grace period notice to you. If such a request is timely received, you will be refunded an amount equal to any unapplied Sales Charge Refund that existed as of the Monthly Anniversary on which the Cash Surrender Value deficiency causing the grace period notice occurred, plus any unearned prepaid loan interest as of such Monthly Anniversary.

     If the Insured dies during the grace period, the proceeds payable will equal the amount of the Death Benefit on the Valuation Date on or next following the date of the Insured's death, reduced by any Loan Amount and any unpaid Monthly Deductions.

     If the Death Benefit Guarantee is in effect, we will not lapse the Policy. See "Death Benefit Guarantee".

     REINSTATEMENT. Reinstatement means putting a lapsed Policy back in force. You may reinstate a lapsed Policy by written request any time within five years after it has lapsed if it has not been surrendered for its Cash Surrender Value.

     To reinstate the Policy and any riders you must submit evidence of insurability satisfactory to us and you must pay a premium large enough to keep the Policy in force for at least two months.

     The Death Benefit Guarantee cannot be reinstated. See "Death Benefit Guarantee".

SURRENDER BENEFITS
     Subject to certain limitations, you may make a total surrender of the Policy or a partial withdrawal of the Policy's Cash Surrender Value by sending us a written request. The amount available for a total surrender or partial withdrawal will be determined at the end of the Valuation Period during which your written request is received. Any amounts payable from the Variable Account upon total surrender or partial withdrawal will generally be paid within seven days of receipt of your written request. Postponement of payments may, however, occur in certain circumstances. See "General Provisions -- Postponement of Payments".

TOTAL SURRENDER
     By making a written request, you may surrender the Policy at any time for its Cash Surrender Value plus any Sales Charge Refund. The Cash Surrender Value is the Accumulation Value of the Policy reduced by any Surrender Charge, Loan Amount and unpaid Monthly Deductions. If the Cash Surrender Value at the time of a surrender exceeds $25,000, the written request must include a Signature Guarantee. An illustration of Accumulation Values, Surrender Charges, Cash Surrender Values, and Death Benefits assuming different levels of premium payments and investment returns for selected Ages and Face Amounts, is shown in Appendix C.

PARTIAL WITHDRAWAL
     After the first Policy Year, you may also withdraw part of the Policy's Cash Surrender Value by sending us a written request. If the amount being withdrawn exceeds $25,000, the written request must include a Signature Guarantee. Only one partial withdrawal is allowed in any Policy Year. We currently make a $10.00 charge for each partial withdrawal. This charge is guaranteed not to exceed $25.00 for each partial withdrawal. See "Deductions and Charges -- Partial Withdrawal and Transfer Charges". The amount of any partial withdrawal must be at least $500 and, during the first 15 Policy Years, may not be more than 20% of the Cash Surrender Value on the date we receive your written request.

     Unless you specify a different allocation, we make partial withdrawals from the Fixed Account and the Sub-Accounts of the Variable Account on a proportionate basis based upon the Accumulation Value. These proportions will be determined at the end of the Valuation Period during which your written request is received. For purposes of determining these proportions, any outstanding Loan Amount is first subtracted from the Fixed Accumulation Value.

     EFFECT OF PARTIAL WITHDRAWALS. The Accumulation Value will be reduced by the amount of any partial withdrawal. The Death Benefit will also be reduced by the amount of the withdrawal, or, if the Death Benefit is based on the corridor percentage of Accumulation Value (see "Death Benefit -- Death Benefit Options"), by an amount equal to the corridor percentage times the amount of the partial withdrawal.

     If the Level Amount Option is in effect, the Face Amount will be reduced by the amount of the partial withdrawal. When increases in the Face Amount have occurred previously, we reduce the current Face Amount by the amount of the partial withdrawal in the following order:

     (a)  The Face Amount provided by the most recent increase;

     (b)  The next most recent increases successively; and

     (c)  The Face Amount when the policy was issued.

     (This assumption also applies to requested decreases in Face Amount -- see "Death Benefit -- Requested Changes in Face Amount".) Thus, partial withdrawals may affect the way in which the cost of insurance is calculated and the amount of pure insurance protection under the Policy. See "Death Benefit -- Requested Changes in Face Amount", "Deductions and Charges -- Monthly Deduction" and "Death Benefit -- Insurance Protection".

     We do not allow a partial withdrawal if the Face Amount after a partial withdrawal would be less than the Minimum Face Amount (currently $25,000).

     If the Variable Amount Option is in effect, a partial withdrawal does not affect the Face Amount.

     A partial withdrawal may also cause the termination of the Death Benefit Guarantee because the amount of the partial withdrawal is deducted from the total premiums paid in calculating whether sufficient premiums have been paid in order to maintain the Death Benefit Guarantee.

     Like partial withdrawals, Policy loans are a means of withdrawing funds from the Policy. See "Policy Loans". A partial withdrawal or a Policy loan may have tax consequences depending on the circumstances of such withdrawal or loan. See "Federal Tax Matters -- Policy Proceeds".

TRANSFERS
     You may transfer all or part of the Variable Accumulation Value between the Sub-Accounts or to the Fixed Account subject to any conditions the Funds whose shares are involved may impose. (Transfers to or from the Fixed Account are not available for Policies issued in New Jersey.) Transfer requests must be in writing unless you have completed a telephone transfer authorization form. You may also direct us to automatically make periodic transfers under the Dollar Cost Averaging or Portfolio Rebalancing services as described below.

     To transfer all or part of the Variable Accumulation Value from a Sub-Account, Accumulation Units are redeemed and their values are reinvested in other Sub-Accounts, or the Fixed Account, as directed in your request. We will effect transfers, and determine all values in connection with transfers, at the end of the Valuation Period during which we receive your request, except as otherwise specified for the Dollar Cost Averaging or Portfolio Rebalancing services. With respect to future Net Premium payments, however, your current premium allocation will remain in effect unless (i) you have requested the Portfolio Rebalancing service, or (ii) you are transferring all of the Variable Accumulation Value from the Variable Account to the Fixed Account in exercise of conversion rights. See "Free Look and Conversion Rights -- Conversion Rights".

     Transfers from the Fixed Account to the Variable Account are subject to the following additional restrictions: (i) your transfer request must be postmarked no more than 30 days before or after the Policy Anniversary in any year, and only one transfer is permitted during this period, (ii) no more than 50% of the Fixed Accumulation Value, less any Loan Amount, may be transferred unless the balance, after the transfer, would be less than $1,000, in which event the full Fixed Accumulation Value, less any Loan Amount, may be transferred, and (iii) you must transfer at least the lesser of $500 or the total Fixed Accumulation Value, less any Loan Amount. See Appendix A. Some of these restrictions may be waived for transfers due to the Portfolio Rebalancing service.

     TELEPHONE/FAX INSTRUCTIONS. You are allowed to enter certain types of instructions either by telephone or by fax if you complete a telephone/fax instruction authorization form. If you complete the form, you can enter the following types of instructions by telephone or fax: transfers between Sub-Accounts, changes of allocations among fund options, and change of Sub-Account for systematic withdrawals, and change of Sub-Account for variable annuitization payouts. If the Owner completes the telephone/fax form, the Owner agrees that we will not be liable for any loss, liability, cost or expense when we act in accordance with the telephone/fax transfer instructions that are received and, if by telephone, are recorded on voice recording equipment. If a telephone/fax transfer request is later determined not to have been made by the Owner or was made without the Owner's authorization, and loss results from such unauthorized transfer, the Owner bears the risk of this loss. Any requests via fax are considered telephone requests and are bound by the conditions in the telephone/fax transfer authorization form you sign. Any fax request should include your name, daytime telephone number, Policy number and, in the case of transfers, the names of the Sub-Accounts from which and to which money will be transferred and the allocation percentage. The Company will employ reasonable procedures to confirm that instructions communicated by telephone/fax are genuine. In the event the Company does not employ such procedures, the Company may be liable for any losses due to unauthorized or fraudulent instructions. Such procedures may include, among others, requiring forms of personal identification prior to acting upon telephone/fax instructions, providing written confirmation of such instructions, and/or tape recording telephone instructions.

     DOLLAR COST AVERAGING SERVICE. You may request this service if your Face Amount is at least $100,000 and your Accumulation Value, less any Loan Amount, is at least $5,000. If you request this service, you direct us to automatically make specific periodic transfers of a fixed dollar amount from any of the Sub-Accounts to one or more of the Sub-Accounts or to the Fixed Account. No transfers from the Fixed Account are permitted under this service. Transfers of this type may be made on a monthly, quarterly, semi-annual, or annual basis. This service is intended to allow you to use "Dollar Cost Averaging", a long term investment method which provides for regular investments over time. We make no guarantees that Dollar Cost Averaging will result in a profit or protect against loss. You may discontinue this service at any time by notifying us in writing.

     If you are interested in the Dollar Cost Averaging service you may obtain a separate application form and full information concerning this service and its restrictions from us or our registered representative.

     If you are using the Dollar Cost Averaging service, this service will be discontinued immediately (i) on receipt of any request to begin a Portfolio Rebalancing service, (ii) if the Policy is in the grace period on any date when Dollar Cost Averaging transfers are scheduled, or (iii) if the specified transfer amount from any Sub-Account is more than the Accumulation Value in that Sub-Account.

     We reserve the right to discontinue, modify, or suspend this service. Any such modification or discontinuation would not affect any Dollar Cost Averaging service requests already commenced.

     PORTFOLIO REBALANCING SERVICE. You may request this service if your Face Amount is at least $200,000 and your Accumulation Value, less any Loan Amount, is at least $10,000. If you request this service, you direct us to automatically make periodic transfers to maintain your specified percentage allocation of Accumulation Value, less any Loan Amount, among the Sub-Accounts of the Variable Account and the Fixed Account; your allocation of future Net Premium payments will also be changed to be equal to this specified percentage allocation. Transfers made under this service may be made on a quarterly, semi-annual, or annual basis. This service is intended to maintain the allocation you have selected consistent with your personal objectives.

     The Accumulation Value in each Sub-Account of the Variable Account and the Fixed Account will grow or decline at different rates over time. Portfolio Rebalancing will periodically transfer Accumulation Values from those accounts that have increased in value to those accounts that have increased at a slower rate or declined in value. If all accounts decline in value, it will transfer Accumulation Values from those that have decreased less in value to those that have decreased more in value. We make no guarantees that Portfolio Rebalancing will result in a profit or protect against loss. You may discontinue this service at any time by notifying us in writing.

     If you are interested in the Portfolio Rebalancing service you may obtain a separate application form and full information concerning this service and its restrictions from us or our registered representative.

     If you are using the Portfolio Rebalancing service, this service will be discontinued immediately (i) on receipt of any request to change the allocation of premiums to the Fixed Account and Sub-Account of the Variable Account, (ii) on receipt of any request to begin a Dollar Cost Averaging service, (iii) upon receipt of any request to transfer Accumulation Value among the accounts, or
(iv) if the policy is in the grace period or the Accumulation Value, less any Loan Amount, is less than $7,500 on any Valuation Date when Portfolio Rebalancing transfers are scheduled.

     We reserve the right to discontinue, modify, or suspend this service. Any such modification or discontinuation could affect Portfolio Rebalancing services currently in effect, but only after 30 days notice to affected Policy owners.

     TRANSFER LIMITS. We currently allow twelve transfers in a Policy Year, although we reserve the right to limit you to no more than four transfers per year. All transfers that are effective on the same Valuation Date will be treated as one transfer transaction. Transfers made due to the Dollar Cost Averaging or Portfolio Rebalancing services do not currently count toward the limit on number of transfers.


     TRANSFER CHARGES. While there is currently no charge imposed on a transfer, including transfers to implement Dollar Cost Averaging and Portfolio Rebalancing, we reserve the right to make a charge not to exceed $25.00 per transfer for the duration of the Policy. See "Deductions and Charges -- Partial Withdrawal and Transfer Charges". In no event, however, will any charge be imposed in connection with the exercise of a conversion right or transfers occurring as the result of Policy Loans. All transfers are also subject to any charges and conditions imposed by the Fund whose shares are involved. All transfers that are effective on the same Valuation Date will be treated as one transfer transaction.


POLICY LOANS

     GENERAL. As long as the Policy remains in effect, you may borrow money from us using the Policy as security for the loan (we do reserve the right to limit loans during the first Policy year (except that in Indiana loans may be made during the first Policy year)). You may not borrow at any time more than the Loan Value of the Policy, which is equal to 75% of the Cash Value less the existing Loan Amount, except that in Texas the percentage is 100% and in Alabama, Maryland and Virginia, the percentage is 90%. If the Policy is in force as paid-up life insurance, the Loan Value is equal to the Cash Value on the next Policy Anniversary less any existing Loan Amount and loan interest to that date. Each Policy loan must be at least $500, except in Connecticut it must be at least $200. After Age 65, we currently allow 100% of the Cash Surrender Value to be borrowed.

     Loan requests may be made in writing or by telephoning us on any Valuation Date. Any loan request in excess of $25,000 will require a signature guarantee and telephone loan requests cannot exceed $10,000. No election form is currently required to make telephone loan requests. We will employ reasonable procedures to confirm that loan requests made by telephone are genuine. In the event we do not employ such procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. Such procedures may include, among others, requiring forms of personal identification prior to acting upon telephone instructions, providing written confirmations of such instructions and/or tape recording telephone instructions.

     Policy loans have priority over the claims of any assignee or other person. A Policy loan may be repaid in whole or in part at any time on or before the Insured reaches Age 95, while the Insured is living.

     The loan proceeds will normally be paid to you within seven days after we receive your request. Payment of loan proceeds to you may be postponed under certain circumstances. See "General Provisions -- Postponement of Payments".

     Payments made by you generally will be treated as premium payments, rather than Policy loan repayments, unless you indicate that the payment should be treated otherwise or unless we decide, at our discretion, to apply the payment as a Policy loan repayment. As a result, unless you indicate that a payment is a loan repayment, all payments you make to the Policy will generally be subject to the Premium Expense Charge. See "Deductions and Charges -- Premium Expense Charge".

     The total of your outstanding Policy loans is called the "Loan Amount".

     IMMEDIATE EFFECT OF POLICY LOANS. When we make a Policy loan, an amount equal to the Policy loan (which includes interest payable in advance) will be segregated within the Accumulation Value of your Policy and held in the Fixed Account as security for the loan (this includes loans taken on policies issued in New Jersey). As described below, you will pay interest to us on the Policy loan, but we will also credit interest to you on the amount held in the Fixed Account as security for the loan. The amount segregated in the Fixed Account as security for the Policy loan will be included as part of the Fixed Accumulation Value under the Policy, but will (as described below) be credited with interest on a basis different from other amounts in the Fixed Account.

     Unless you specify differently, amounts held as security for the Policy loan will come proportionately from the Fixed Accumulation Value and the Variable Accumulation Value (with the proportions being determined as described below). Assets equal to the portion of the Policy loan coming from the Variable Accumulation Value will be transferred from the Sub-Accounts of the Variable Account to the Fixed Account, THEREBY REDUCING THE POLICY VALUE HELD IN THE SUB-ACCOUNTS. These transfers are not treated as transfers for the purposes of the transfer charge or the limit on the number of transfers.

     EFFECT ON INVESTMENT PERFORMANCE. Amounts coming from the Variable Account as security for Policy loans will no longer participate in the investment performance of the Variable Account. All amounts held in the Fixed Account as security for Policy loans (that is, the Loan Amount) will only be credited with interest at an effective annual rate currently equal to 5.50% (guaranteed to be no less than 4.00%). NO ADDITIONAL INTEREST WILL BE CREDITED TO THESE AMOUNTS. On the Policy Anniversary, any interest credited on these amounts will be credited to the Fixed Account and the Variable Account according to the premium allocation then in effect (see "Payment and Allocation of Premiums -- Allocation of Premiums").

     Although Policy loans may be repaid in whole or in part at any time before the Insured's Age 95, Policy loans will permanently affect the Policy's potential Accumulation Value. As a result, to the extent that the Death Benefit depends upon the Accumulation Value (see "Death Benefit -- Death Benefit

Options"), Policy loans will also affect the Death Benefit under the Policy. This effect could be favorable or unfavorable depending on whether the investment performance of the assets allocated to the Sub-Account(s) is less than or greater than the interest being credited on the assets transferred to the Fixed Account while the loan is outstanding. Compared to a Policy under which no loan is made, values under the Policy will be lower when such interest credited is less than the investment performance of assets held in the Sub-Account(s).

     EFFECT ON POLICY COVERAGE. If, on any Monthly Anniversary, the Loan Amount is greater than the Accumulation Value, plus any Sales Charge Refund, less the then applicable Surrender Charge, we will notify you. If we do not receive sufficient payment within 61 days from the date we send notice to you, the Policy will lapse and terminate without value. Our written notice to you will indicate the amount of the payment required to avoid lapse. The Policy may, however, later be reinstated. See "Policy Lapse and Reinstatement".

     A Policy loan may also cause termination of the Death Benefit Guarantee, because the Loan Amount is deducted from the total premiums paid in calculating whether sufficient premiums have been paid in order to maintain the Death Benefit Guarantee. See "Death Benefit Guarantee".

     Proceeds payable upon the death of the Insured will be reduced by any Loan Amount.

     INTEREST. The interest rate charged on Policy loans will be an annual rate of 7.40%, payable in advance. After the tenth Policy Year, we will charge interest at an annual rate of 5.21%, payable in advance, on that portion of your Loan Amount that is not in excess of (a) the Accumulation Value, less (b) the total of all premiums paid less all partial withdrawals. Any excess of this amount will be charged interest at the annual rate of 7.40%.

     Interest is payable in advance (for the rest of the Policy Year) at the time any Policy loan is made and at the beginning of each Policy Year thereafter (for that entire Policy Year). If interest is not paid when due, it will be deducted from the Cash Surrender Value as an additional Policy loan (see "Immediate Effect of Policy Loans" above) and will be added to the existing Loan Amount.

     Because we charge interest in advance, any interest that we have not earned will be refunded to you upon lapse or surrender of the Policy or repayment of the Policy Loan.

     REPAYMENT OF LOAN AMOUNT. The Loan Amount may be repaid any time while the Insured is living before the Insured reaches Age 95 (see "General Provisions -- Benefits at Age 95"). If not repaid, the Loan Amount will be deducted by us from any amount payable under the Policy. As described above, unless you provide us with notice to the contrary, any payments on the Policy will generally be treated as premium payments, which are subject to the Premium Expense Charge, rather than repayments on the Loan Amount. Any repayments on the Loan Amount will result in amounts being reallocated from the Fixed Account and to the Sub-Accounts of the Variable Account according to your current premium allocation.

     TAX CONSIDERATIONS. A Policy loan may have tax consequences depending on the circumstances of the loan. See "Federal Tax Matters -- Policy Proceeds".


FREE LOOK AND CONVERSION RIGHTS

FREE LOOK RIGHTS

     The Policy provides for "free look" periods, one after application for and issuance of the Policy and the other after any requested increase in Face Amount.


     CANCELLATION. During the free look period you have a right to return the Policy for cancellation and receive a refund of premiums paid for the Policy or the increase. You must return the Policy to us or your agent and ask us to cancel the Policy or cancel your increase by the latest of:


     * Midnight of the 20th day after receiving the Policy or a new Policy Data Page;

     * Midnight of the 20th day after a written Notice of Right of Withdrawal is mailed or delivered to you; or

     * Midnight of the 45th day after the date your application for the Policy or the request for increase is signed.

     Upon requesting cancellation of the increase, you will receive a refund, if you so request, or otherwise a restoration to the Policy's Accumulation Value (allocated among the Fixed Account and the Sub-Accounts of the Variable Account as if it were a Net Premium payment), in an amount equal to all Monthly Deductions attributable to the increase in Face Amount, including rider costs arising from the increase.

CONVERSION RIGHTS
     During the first two Policy Years and the first two years following a requested increase in Face Amount, we are required to provide you with an option to convert the Policy or any requested increase in Face Amount to a life insurance policy under which the benefits do not vary with the investment experience of the Variable Account. For policies issued in all states, except Connecticut and New Jersey, this option is made available by permitting you to transfer all or a part of your Variable Accumulation Value to the Fixed Account. For policies issued in Connecticut and New Jersey, you may exchange this Policy for a different permanent fixed benefit life insurance policy that is offered by us in those states. The two conversion right options are discussed below.

     GENERAL OPTION. In all states except Connecticut and New Jersey, you may exercise your conversion right by transferring all or any part of your Variable Accumulation Value to the Fixed Account. If, at any time during the first two Policy Years or the first two years following a requested increase in Face Amount, you request transfer from the Variable Account to the Fixed Account and indicate that you are making the transfer in exercise of your conversion right, the transfer will not be subject to the transfer charge and will not count against the limit on the number of transfers. At the time of such transfer, there is no effect on the Policy's Death Benefit. Face Amount, net amount at risk, Rate Class(es) or Issue Age -- only the method of funding the Accumulation Value under the Policy will be affected. See "Death Benefit", "Accumulation Value" and Appendix A, "The Fixed Account".

     If you transfer all of the Variable Accumulation Value from the Variable Account to the Fixed Account and indicate that you are making this transfer in exercise of your Conversion Right, we will automatically credit all future premium payments on the policy to the Fixed Account unless you request a different allocation.

     CONNECTICUT AND NEW JERSEY. During the first two policy years and during the first 24 months following a requested increase in Face Amount, you may convert the Policy or the Face Amount increase to any fixed benefit whole life insurance policy offered by us. No evidence of insurability will be required for the conversion. In order to convert to a new policy, we must receive a written conversion request; if the entire Policy is being converted, the Policy must be surrendered to us; the conversion must be made while the Policy is in force; and any outstanding Loan Amount must be repaid.

     The new policy will have the same Issue Age and premium class as the Policy. If the entire Policy is being converted, the effective date of the conversion will be the date on which we receive both your written conversion request and the Policy. If you are converting a Face Amount increase, the effective date of the conversion will be the date on which we receive your written conversion request.

     On the effective date of the conversion, the new policy will have, at your option, either:

     (a) A death benefit which is equal to the Death Benefit of the Policy on the effective date of the conversion, or in the case of a Face Amount increase, a death benefit equal to the increase in Face Amount; or

     (b) A net amount at risk which equals the Death Benefit of the Policy on the effective date of the conversion, less the Accumulation Value on that date, or in the case of a Face Amount increase, a net amount at risk which equals the Face Amount increase on the effective date of conversion less the Accumulation Value on that date which is considered to be part of the Face Amount increase.

     The conversion will be subject to an equitable adjustment in payments and Policy values to reflect variances, if any, in the payments and Policy values under the Policy and the new policy. An additional premium payment may be required. The new Policy's provisions and charges will be the same as those that would have been in effect had the new Policy been issued on the Policy Date.

INVESTMENTS OF THE VARIABLE ACCOUNT
     There are currently 33 investment alternatives available under the Variable Account. Alger Management is the investment manager for the three Alger American Portfolios. Fidelity Management &

Research Company is the investment adviser for the VIP Funds' five portfolios and the VIP II Funds' four portfolios. Each of the four portfolios of Janus Aspen Series has an investment advisory agreement with Janus Capital. Neuberger&Berman Management, with the assistance of Neuberger&Berman, LLC as sub-adviser, selects investments for AMT Limited Maturity Bond Investments and AMT Partners Investments. Northstar Investment Management Corporation, an affiliate of the Company, is the investment adviser of the five portfolios of the Northstar Variable Trust. The Northstar Variable Trust Growth Portfolio is sub-advised by Navellier Fund Management, Inc., and the Northstar Variable Trust International Value Portfolio is sub-advised by Brandes Investment Partners, L.P. OpCap Advisors is the investment manager for each of the four OCC Accumulation Trust Portfolios and is a subsidiary of Oppenheimer Capital, a registered investment adviser. Putnam Investment Management, Inc. is the investment adviser for the six funds of Putnam Variable Trust.

     We reserve the right to establish additional Sub-Accounts of the Variable Account, each of which could invest in a new Fund with a specified investment objective. The Variable Account currently consists of 33 investment options. You are permitted, however, to participate only in a maximum of seventeen investment options over the lifetime of your Policy. You do not have to choose your investment options in advance, but upon participation in the seventeenth Fund since the issue of the Policy, you would only be able to transfer within the seventeen Funds already utilized and which are still available. This limitation includes transfers.

     The Company has entered into service agreements with the managers or distributors of certain of the Funds pursuant to which the Company or its affiliates may receive from affiliates of the Funds compensation for providing administrative, recordkeeping, distribution in some cases, and other services to the Funds or their affiliates. Such compensation is paid based upon assets invested in the particular funds, or based upon aggregated net asset goals. Payments of such amounts by an affiliate or affiliates of the Funds do not increase the fees paid by the Funds or their shareholders. The percentage paid may vary from one fund to another. Currently, the Company has service arrangements with Alger, Fidelity, Janus, Neuberger&Berman Management, and OCC.



     The Funds currently offered are described below. A brief summary of investment objectives is contained in the description of each Fund. In addition, you should read the prospectuses of the Funds, which are contained in the accompanying "Select*Product Investment Options" book, for more detailed information and particularly, a more thorough explanation of investment objectives, because several of the Funds and portfolios may have objectives that are quite similar. There is no assurance that any Fund will achieve its investment objective(s). There is a possibility that one Fund might become liable for any misstatement, inaccuracy or incomplete disclosure in another Fund's prospectus.


     The Fund shares may be available to fund benefits under both variable annuity and variable life contracts and policies. This could, in the future, result in an irreconcilable conflict between the interests of the holders of the different types of variable contracts. The Funds have advised us that they will monitor for such conflicts and will promptly provide us with information regarding any such conflicts should they arise or become imminent and we will promptly advise the Funds if we become aware of any such conflicts. If any such material irreconcilable conflict arises we will arrange to eliminate and remedy such conflict up to and including establishing a new management investment company and segregating the assets underlying the variable policies and contracts at no cost to the holders of the policies and contracts. For a brief explanation of the conflicts that may be involved in such situations, refer to the Fund Prospectuses.


     The Funds described below distribute dividends and capital gains. However, distributions are automatically reinvested in additional Fund shares, at net asset value. The Sub-Account receives the distributions which are then reflected in the Unit Value of that Sub-Account. See "Accumulation Value".


     More detailed information concerning the Funds can be found in the current prospectus for each Fund. These prospectuses accompany this Prospectus in a book entitled "Select*Product Investment Options." The Fund prospectuses should be read carefully before any allocation to, or transfers among, the Sub-Accounts.

                      INVESTMENT FUNDS                                  INVESTMENT OBJECTIVE
-----------------------------------------------------   ----------------------------------------------------
THE ALGER AMERICAN FUND:
 Alger American Growth Portfolio                        long-term capital appreciation
 Alger American MidCap Growth Portfolio                 long-term capital appreciation
 Alger American Small Capitalization Portfolio          long-term capital appreciation

FIDELITY VARIABLE INSURANCE PRODUCTS FUND (VIP):
 VIP Equity-Income Portfolio                            reasonable income; capital appreciation
 VIP Growth Portfolio                                   capital appreciation
 VIP High Income Portfolio                              high current income
 VIP Money Market Portfolio                             income while maintaining stable $1.00
                                                         share price
 VIP Overseas Portfolio                                 long-term capital growth

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
(VIP II):
 VIP II Asset Manager Portfolio                         high total return with reduced risk over
                                                         the long-term
 VIP II Contrafund Portfolio                            capital appreciation
 VIP II Index 500 Portfolio                             total return that corresponds to that of
                                                         the Standard & Poor's 500 Index
 VIP II Investment Grade Bond Portfolio                 high current income

JANUS ASPEN SERIES:
 Aggressive Growth Portfolio                            long-term capital growth
 Growth Portfolio                                       long-term capital growth
 International Growth Portfolio                         long-term capital growth
 Worldwide Growth Portfolio                             long-term capital growth

NEUBERGER&BERMAN ADVISERS MANAGEMENT TRUST
("AMT"):
 Limited Maturity Bond Portfolio                        highest current income consistent with
                                                         low risk to principal and liquidity, and
                                                         secondarily, total return

 Partners Portfolio                                     capital growth

NORTHSTAR VARIABLE TRUST (NORTHSTAR):
 Northstar Variable Trust Growth Portfolio              long-term capital growth
 Northstar Variable Trust High Yield Bond Portfolio     high current yield and capital
                                                         appreciation
 Northstar Variable Trust Income and Growth             consistent level of income;
  Portfolio                                              capital appreciation
 Northstar Variable Trust International Value           long-term capital appreciation
  Portfolio
 Northstar Variable Trust Multi-Sector Bond             current income; capital preservation
  Portfolio

OCC ACCUMULATION TRUST:
 Equity Portfolio                                       long-term capital appreciation
 Global Equity Portfolio                                long-term capital appreciation
 Managed Portfolio                                      capital growth
 Small Cap Portfolio                                    capital appreciation

PUTNAM VARIABLE TRUST:
 Putnam VT Asia Pacific Growth Fund                     capital appreciation
 Putnam VT Diversified Income Fund                      capital growth; current income
 Putnam VT Growth and Income Fund                       capital growth; current income
 Putnam VT New Opportunities Fund                       capital appreciation
 Putnam VT Utilities Growth and Income Fund             capital growth; current income
 Putnam VT Voyager Fund                                 capital appreciation

THERE IS NO ASSURANCE THAT THE STATED OBJECTIVES AND POLICIES OF ANY OF THE INVESTMENT FUNDS WILL BE ACHIEVED

ADDITION, DELETION, OR SUBSTITUTION OF INVESTMENTS

     We reserve the right, subject to compliance with applicable law, to make additions to, deletions from, or substitutions for the shares that are held by the Variable Account or that the Variable Account may purchase. We reserve the right to eliminate the shares of any of the Funds and to substitute shares of another Fund or of another open-end, registered investment company. We will not substitute any shares attributable to your interest in a Sub-Account of the Variable Account without notice and prior approval of the SEC, to the extent required by the Investment Company Act of 1940 or other applicable law. Nothing contained herein shall prevent the Variable Account from purchasing other securities of other Funds or classes of policies, or from permitting a conversion between Funds or classes of policies on the basis of requests made by Policy owners.


     We also reserve the right to establish additional Sub-Accounts of the Variable Account, each of which would invest in a new Fund, or in shares of another investment company, with a specified investment objective. New Sub-Accounts may be established when, in our sole discretion, marketing needs or investment conditions warrant, and any new Sub-Accounts will be made available to existing Policy owners on a basis to be determined by us. We may also eliminate one or more Sub-Accounts if, in our sole discretion, marketing, tax, regulatory requirements or investment conditions warrant.


     In the event of any such substitution, deletion or change, we may make such changes in this and other policies as may be necessary or appropriate to reflect such substitution, deletion or change. If all or a portion of your investments are allocated to any of the current funds that are being substituted for or deleted on the date such action is announced, you may surrender the portion of the Accumulation Value funded by such Fund(s) without payment of the associated Surrender Charge. You may transfer the portion of the Accumulation Value affected without payment of a Transfer Charge.


     If deemed by us to be in the best interests of persons having voting rights under the Policies, the Variable Account may be operated as a management company under the Investment Company Act of 1940, it may be deregistered under that Act in the event such registration is no longer required, or it may be combined with our other separate accounts.


     The Company currently plans to discontinue offering certain of the Funds as investment options. It is anticipated that this will occur in the first half of 1999, subject to and contingent upon receipt of various approvals. It is expected that any policyholder monies that are invested in Sub-Accounts investing in the discontinued Funds will be transferred to alternate Funds with similar investment objectives. Policyholders who have investments in any of discontinued Funds will be permitted for a period of 30 days to transfer their investment into a non-discontinued Fund without payment of any transfer charge.



VOTING RIGHTS
     You have the right to instruct us how to vote the Fund shares attributable to the Policy at regular meetings and special meetings of the Funds. We will vote the Fund shares held in Sub-Accounts according to the instructions received, as long as:

     * The Variable Account is registered as a unit investment trust under the Investment Company Act of 1940; and

     *    The assets of the Variable Account are invested in Fund shares.

     If we determine that, because of applicable law or regulation, we do not have to vote according to the voting instructions received, we will vote the Fund shares at our discretion.

     All persons entitled to voting rights and the number of votes they may cast are determined as of a record date, selected by us, not more than 90 days before the meeting of the Fund. All Fund proxy materials and appropriate forms used to give voting instructions will be sent to persons having voting interests.

     Any Fund shares held in the Variable Account for which we do not receive timely voting instructions, or which are not attributable to Policy owners, will be voted by us in proportion to the instructions received from all Policy owners having a voting interest in the Fund. Any Fund shares held by us or any of our affiliates in general accounts will, for voting purposes, be allocated to all separate accounts having voting interests in the Fund in proportion to each account's voting interest in the respective Fund, and will be voted in the same manner as are the respective account's votes.

     Owning the Policy does not give you the right to vote at meetings of our stockholders.

     DISREGARD OF VOTING INSTRUCTIONS. We may, when required by state insurance regulatory authorities, disregard voting instructions if the instructions require that the shares be voted so as to cause a change in the subclassification or investment objective of any Fund or to approve or disapprove an investment advisory contract for any Fund. In addition, we may disregard voting instructions in favor of changes initiated by a Policy owner in the investment policy or the investment adviser of any Fund if we reasonably disapprove of such changes. A change would be disapproved only if the proposed change is contrary to state law or prohibited by state regulatory authorities or we determine that the change would have an adverse effect on the Variable Account in that the proposed investment policy for a Fund may result in speculative or unsound investments. In the event we do disregard voting instructions, a summary of that action and the reasons for such action will be included in the next annual report to owners.


GENERAL PROVISIONS

BENEFITS AT AGE 95

     If the Insured is living at Age 95 and the Policy is in force, the Cash Surrender Value of the Policy will automatically be applied to purchase single premium paid-up life insurance, unless the Insured notifies us in writing on or before attaining Age 95 that the Cash Surrender Value should be paid in cash. The amount by which this insurance exceeds its Cash Value cannot be greater than the amount by which this policy's Death Benefit exceeds this policy's Accumulation Value. Any Cash Surrender Value not used to purchase paid-up life insurance will be paid to you in cash. Any cash paid out or policy loans forgiven may be considered a taxable event.



OWNERSHIP

     While the Insured is alive, subject to the Policy's provisions you may:

     * Change the amount and frequency of premium payments.

     * Change the allocation of premiums.

     * Change the Death Benefit Option.

     * Change the Face Amount.

     * Make transfers between accounts.

     * Surrender the Policy for cash.

     * Make a partial withdrawal for cash.

     * Receive a cash loan.

     * Assign the Policy as collateral.

     * Change the beneficiary.

     * Transfer ownership of the Policy.

     * Enjoy any other rights the Policy allows.


PROCEEDS

     At the Insured's death, the proceeds payable include the Death Benefit then in force:

     * Plus any additional amounts provided by rider on the life of the Insured;

     * Plus any Policy loan interest that we have collected but not earned;

     * Minus any Loan Amount; and

     * Minus any unpaid Monthly Deductions.


BENEFICIARY

     You may name one or more beneficiaries on the application when you apply for the Policy. You may later change beneficiaries by written request. If no beneficiary is surviving when the Insured dies, the Death Benefit will be paid to you, if surviving, or otherwise to your estate.

POSTPONEMENT OF PAYMENTS
     Payments from the Variable Account for Death Benefits, cash surrender, partial withdrawal, or loans will generally be made within seven days after we receive all the documents required for the payments.

     We may, however, delay making a payment when we are not able to determine the Variable Accumulation Value because (i) the New York Stock Exchange is closed, other than customary weekend or holiday closings, or trading on the New York Stock Exchange is restricted by the SEC, (ii) the SEC by order permits postponement for the protection of Policyholders, or (iii) an emergency exists, as determined by the SEC, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the value of the Variable Account's net assets. Transfers and allocation to and against any Sub-Account of the Variable Account may also be postponed under these circumstances.

     Any of the payments described above which are made from the Fixed Account may be delayed up to six months from the date we receive the documents required. We will pay interest at an effective annual rate of 3.50% if we delay payment more than 30 days. No additional interest will be credited to any delayed payments. The time a payment from the Fixed Account may be delayed and the rate of interest paid on such amounts may vary among states.


SETTLEMENT OPTIONS
     Settlement Options are ways you can choose to have the Policy's proceeds paid. These options apply to proceeds paid:

     * At the Insured's death.

     * On total surrender of the Policy.

     The proceeds are paid to one or more payees. The proceeds may be paid in a lump sum or may be applied to one of the following Settlement Options. A combination of options may be used. At least $2,500 must be applied to any option for each payee under that option. Under an installment Option, each payment must be at least $25.00. We may adjust the interval to make each payment at least $25.00.

     Proceeds applied to any Option no longer earn interest at the rate applied to the Fixed Account or participate in the investment performance of the Funds.


   Option 1 -- Proceeds are left with us to earn interest. Withdrawals and any changes are subject to our approval.

   Option 2 -- Proceeds and interest are paid in equal installments of a specified amount until the proceeds and interest are all paid.

   Option 3 -- Proceeds and interest are paid in equal installments for a specified period until the proceeds and interest are all paid.

   Option 4 -- The proceeds provide an annuity payment with a specified number of months "certain". The payments are continued for the life of the primary payee. If the primary payee dies before the certain period is over, the remaining payments are paid to a contingent payee.

   Option 5 -- The proceeds provide a life income for two payees. When one payee dies, the surviving payee receives two-thirds of the amount of the joint monthly payment for life.

   Option 6 -- The proceeds are used to provide an annuity based on the rates in effect when the proceeds are applied. We do not apply this Option if a similar option would be more favorable to the payee at that time.

     INTEREST ON SETTLEMENT OPTIONS. We base the interest rate for proceeds applied under Options 1 and 2 on the interest rate we declare on funds that we consider to be in the same classification based on the Option, restrictions on withdrawal, and other factors. The interest rate will never be less than an effective annual rate of 3.50%.

     In determining amounts to be paid under Options 3 and 4, we assume interest at an effective annual rate of 3.50%. Also, for Option 3 and "certain" periods under Option 4, we credit any excess interest we may declare on funds that we consider to be in the same classification based on the Option, restrictions on withdrawal, and other factors.

INCONTESTABILITY
     After the Policy has been in force during the Insured's lifetime for two years from the Policy's Issue Date, we cannot claim the Policy is void or refuse to pay any proceeds unless the Policy has lapsed.

     If you make a Face Amount increase or a premium payment which requires proof of insurability, the corresponding Death Benefit increase has its own two-year contestable period measured from the date of the increase.

     If the Policy is reinstated, the contestable period is measured from the date of reinstatement with respect to statements made on the application for reinstatement.

MISSTATEMENT OF AGE AND SEX
     If the Insured's Age or sex or both are misstated (except where unisex rates apply), the Death Benefit will be the amount that the most recent cost of insurance would purchase using the current cost of insurance rate for the correct Age and sex.

SUICIDE
     If the Insured commits suicide, whether sane or insane, within two years of the Policy's Issue Date, we do not pay the Death Benefit. Instead, we refund all premiums paid for the Policy and any attached riders, minus any Loan Amounts and partial withdrawals.

     If you make a Face Amount increase or a premium payment which requires proof of insurability, the corresponding Death Benefit increase has its own two-year suicide limitation for the proceeds associated with that increase. If the Insured commits suicide, whether sane or insane, within two years of the effective date of the increase, we pay the Death Benefit prior to the increase and refund the cost of insurance for that increase.

     In Colorado and North Dakota, the suicide period is shortened to one year.


TERMINATION
     The Policy terminates when any of the following occurs:

     * The Policy lapses. See "Policy Lapse and Reinstatement".

     * The Insured dies.

     * The Policy is surrendered for its Cash Surrender Value.

     * The Policy is amended according to the amendment provision described below and you do not accept the amendment.

     * The Policy matures. See "General Provisions -- Benefits at Age 95".

AMENDMENT
     We reserve the right to amend the Policy in order to include any future changes relating to the following:

     * Any SEC rulings and regulations.

     * The Policy's qualification for treatment as a life insurance policy under the following:
           -- The Internal Revenue Code of 1986, as amended.
           -- Internal Revenue Service rulings and regulations.
           -- Any requirements imposed by the Internal Revenue Service.

REPORTS

     ANNUAL STATEMENT. We will send you an Annual Statement once each year, showing the Face Amount, Death Benefit, Accumulation Value, Cash Surrender Value, Loan Amount, premiums paid, Planned Periodic Premiums, interest credits, partial withdrawals, transfers, and charges since the last statement.

     Additional statements are available upon request. We may make a charge not to exceed $50.00 for each additional Annual Statement you request.

     PROJECTION REPORT. Upon request, we will provide you a report projecting future results based on the Death Benefit Option you specify, the Planned Periodic Premiums you specify, and the Accumulation Value of your Policy at the end of the prior Policy Year. We may make a charge not to exceed $50.00 for each Projection Report you request.

DIVIDENDS
     The Policy does not entitle you to participate in our surplus. We do not pay you dividends under the Policy.

     The Sub-Account receives any dividends paid by the related Fund. Any such dividend is credited to you through the calculation of the Sub-Account's daily Unit Value.

COLLATERAL ASSIGNMENT
     You may assign the benefits of the Policy as collateral for a debt. This limits your rights to the Cash Surrender Value and the beneficiary's rights to the proceeds. An assignment is not binding on us until we receive written notice.

OPTIONAL INSURANCE BENEFITS
     The Policy can include additional benefits, in the form of riders to the Policy, if our requirements for issuing such benefits are met. We currently offer the following benefit riders:

     ACCELERATED BENEFIT RIDER. Under certain circumstances a part of the Death Benefit may be paid to you when the Insured has been diagnosed as having a terminal illness. This Rider may not be available in all states. Ask your registered representative about the availability of this Rider in your state. See "Accelerated Benefit Rider".

     ACCIDENTAL DEATH BENEFIT RIDER. Provides an additional benefit if the Insured dies from an accidental injury.

     ADDITIONAL INSURED RIDER. Provides a 10 year, guaranteed level premium and level term coverage for the Insured, the Insured's spouse, or a child of the Insured.

     WAIVER OF MONTHLY DEDUCTION RIDER. The Monthly Deduction for the Policy is waived while the Insured is totally disabled under the terms of the rider.

     CHILDREN'S INSURANCE RIDER. Provides up to $10,000 of term life insurance on the life of each of the Insured's children.

     COST OF LIVING INCREASE RIDER. Provides optional increases in Face Amount on the life of the Insured every two years based on the cost of living without evidence of insurability.

     WAIVER OF SPECIFIED PREMIUM RIDER. Contributes a specified amount of premium to the Policy each month while the Insured is totally disabled under the terms of the rider. This rider may not be available in all states. Ask your registered representative about the availability of this rider in your state.


FEDERAL TAX MATTERS

INTRODUCTION
     The following summary provides a general description of the Federal income tax considerations associated with the Policy and does not purport to be complete or to cover all tax situations. This discussion is not intended as tax advice. Counsel or other competent tax advisors should be consulted for more complete information. This discussion is based upon the Company's understanding of the present Federal income tax laws. No representation is made as to the likelihood of continuation of the present Federal income tax laws or as to how they may be interpreted by the Internal Revenue Service (the "IRS").

     Any qualified plan contemplating the purchase of a life policy should consult a tax advisor.

TAX STATUS OF THE POLICY
     In order to qualify as a life insurance contract for Federal income tax purposes and to receive the tax treatment normally accorded life insurance contracts under Federal tax law, a Policy must satisfy certain requirements which are set forth in the Internal Revenue Code. Guidance as to how these requirements are to be applied is limited. Nevertheless, the Company believes that a Policy issued on the basis of a standard risk class should satisfy the applicable requirements. There is less guidance with respect to Policies issued on a substandard basis (i.e., a premium class involving higher than standard mortality risk), and it is not clear whether such a Policy would satisfy the applicable requirements, particularly if the owner pays the full amount of premiums permitted under the Policy. If it is subsequently determined that a Policy does not satisfy the applicable requirements, the Company may take appropriate steps to bring the Policy into compliance with such requirements and reserves the right to restrict Policy transactions in order to do so.

     In certain circumstances, owners of variable life insurance contracts have been considered for Federal income tax purposes to be the owners of the assets of the variable account supporting their policies due to their ability to exercise investment control over these assets. Where this is the case, the policy owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Policies, such as the flexibility of an owner to allocate premium payments and Policy Accumulation Values, have not been explicitly addressed in published rulings. While the Company believes that the Policies do not give owners investment control over Variable Account assets, the Company reserves the right to modify the Policies as necessary to prevent an owner from being treated as the owner of the Variable Account assets supporting the Policy.

     In addition, the Code requires that the investments of the Variable Account be "adequately diversified" in order for the Policies to be treated as life insurance contracts for Federal income tax purposes. It is intended that the Variable Account, through the Funds, will satisfy these diversification requirements.

     The following discussion assumes that the Policy will qualify as a life insurance contract for Federal income tax purposes.

TAX TREATMENT OF POLICY BENEFITS

     IN GENERAL. The Company believes that the Death Benefit under a Policy should be excludible from the gross income of the Beneficiary. Federal, state and local transfer, and other tax consequences of ownership or receipt of Policy proceeds depend on the circumstances of each owner or beneficiary. A tax advisor should be consulted on these consequences.

     Generally, the owner will not be deemed to be in constructive receipt of the Policy Accumulation Value until there is a distribution. When distributions from a Policy occur, including payments arising from any maturity benefits, or when loans are taken out from or secured by (e.g., by assignment), a Policy, the tax consequences depend on whether the Policy is classified as a "Modified Endowment Contract."

     MODIFIED ENDOWMENT CONTRACTS. Under the Internal Revenue Code, certain life insurance contracts are classified as "Modified Endowment Contracts," with less favorable tax treatment than other life insurance contracts. Due to the flexibility of the Policies as to premiums and benefits, the individual circumstances of each Policy will determine whether it is classified as a Modified Endowment Contract. The rules are too complex to be summarized here, but generally depend on the amount of premiums paid during the first seven Policy Years. Certain changes in a Policy after it is issued could also cause it to be classified as a Modified Endowment Contract. A current or prospective owner should consult with a competent advisor to determine whether a Policy transaction will cause the Policy to be classified as a Modified Endowment Contract. The Company will monitor the Policies, however, and will attempt to notify an owner on a timely basis if it believes that such owner's Policy is in jeopardy of becoming a Modified Endowment Contract.

     DISTRIBUTIONS FROM MODIFIED ENDOWMENT CONTRACTS. Policies classified as Modified Endowment Contracts are subject to the following tax rules:


    (1) All distributions, including distributions upon surrender and withdrawals, will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the unloaned Policy Accumulation Value (Cash Surrender Value for surrenders) immediately before the distribution plus prior distributions over the owner's total investment in the Policy at that time. "Total investment in the Policy" means the aggregate amount of any premiums or other considerations paid for a Policy, plus any previously taxed distributions, minus any credited dividends.

   (2) Loans taken from or secured by (e.g., by assignment), such a Policy are treated as distributions and taxed accordingly.

   (3) A 10 percent additional income tax is imposed on the amount included in income except where distribution or loan is made when the owner has attained age 591|M/2 or is disabled, or where the distribution is part of a series of substantially equal periodic payments for the life (or life expectancy) of the owner or the joint lives (or joint life expectancies) of the owner and the owner's beneficiary or designated beneficiary.

     DISTRIBUTIONS FROM POLICIES THAT ARE NOT MODIFIED ENDOWMENT CONTRACTS. Distributions from a Policy that is not a Modified Endowment Contract are generally treated first as a recovery of an owner's investment in the Policy and only after the recovery of all investment in the Policy as taxable income. However, certain distributions which must be made in order to enable the Policy to continue to qualify as a life insurance contract for Federal income tax purposes if Policy benefits are reduced during the first 15 Policy Years may be treated in whole or in part as ordinary income subject to tax.

     Loans from or secured by a Policy that is not a Modified Endowment Contract are not treated as distributions.

     Finally, neither distributions from nor loans from or secured by a Policy that is not a Modified Endowment Contract are subject to the 10 percent additional tax.

     POLICY LOANS. In general, interest on a loan from a Policy will not be deductible. Before taking out a Policy loan, an owner should consult a tax advisor as to the tax consequences.

     MULTIPLE POLICIES. All Modified Endowment Contracts that are issued by the Company (or its affiliates) to the same owner during any calendar year are treated as one Modified Endowment Contract for purposes of determining the amount includible in the owner's income when a taxable distribution occurs.


TAXATION OF RELIASTAR LIFE INSURANCE COMPANY

     We do not initially expect to incur any income tax burden upon the earnings or the realized capital gains attributable to the Variable Account. Based on this expectation, no charge is being made currently to the Variable Account for Federal income taxes which may be attributable to the Account. If, however, we determine that we may incur such tax burden, we may assess a charge for such burden from the Variable Account.

     We may also incur state and local taxes, in addition to premium taxes, in several states. At present these taxes are not significant. If there is a material change in state or local tax laws, charges for such taxes, if any, attributable to the Variable Account, may be made.


POSSIBLE CHANGES IN TAXATION


     The President's 1999 Budget Proposal has recommended legislation in 1998 that, if enacted, would adversely modify the federal taxation of certain insurance and annuity contracts. For example, one proposal would tax transfers among investment options and tax exchanges involving variable contracts. A second proposal would reduce the "investment in the contract" under cash value life insurance and certain annuity contracts, thereby increasing the amount of income for purposes of computing gain. Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Policy could change by legislation or other means. Moreover, it is also possible that any change could be retroactive (that is, effective prior to the date of the change). You should consult a tax adviser with respect to legislative developments and their effect on the Policy.



OTHER CONSIDERATIONS

     The foregoing discussion is general and is not intended as tax advice. Any person concerned about these tax implications should consult a competent tax adviser. This discussion is based on our understanding of the present Federal income tax laws as they are currently interpreted by the IRS. No representation is made as to the likelihood of continuation of these current laws and interpretations. It should be further understood that the foregoing discussion is not exhaustive and that special rules not described in this Prospectus may be applicable in certain situations. Moreover, no attempt has been made to consider any applicable state or other tax laws.

LEGAL DEVELOPMENTS REGARDING EMPLOYMENT -- RELATED BENEFIT PLANS
     The Policy is based on actuarial tables which distinguish between men and women and therefore provide different benefits to men and women of the same Age. Employers and employee organizations should consider, in consultation with legal counsel, the impact of the Supreme Court decision of July 6, 1983 in ARIZONA GOVERNING COMMITTEE V. NORRIS. That decision stated that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of sex. Employers and employee organizations should also consider, in consultation with legal counsel, the impact of Title VII generally, and comparable state laws that may be applicable, on any employment-related insurance or benefit plan for which a Policy may be purchased.

     Because of the NORRIS decision, the charges under the Policy that vary depending on sex may in some cases not vary on the basis of the Insured's sex. Unisex rates to be provided by us will apply, if requested on the application, for tax-qualified plans and those plans where an employer believes that the NORRIS decision applies. In this case, references made to the mortality tables applicable to this Policy are to be disregarded and substituted with an 80% male 20% female blend of the 1980 Commissioner's Standard Ordinary Smoker and Non-Smoker Mortality Tables, Age Last Birthday.


PREPARING FOR YEAR 2000

     Like all financial services providers, the Company utilizes systems that may be affected by Year 2000 transition issues and it relies on service providers, including the Funds, that also may be affected. The Company has developed, and is in the process of implementing, a Year 2000 transition plan, and is confirming that its service providers are also so engaged. The resources that are being devoted to this effort are substantial. It is difficult to predict with precision whether the amount of resources ultimately devoted, or the outcome of these efforts, will have any negative impact on the Company. However, as of the date of this prospectus, it is not anticipated that Policy owners will experience negative effects on their investment, or on the services provided in connection therewith, as a result of Year 2000 transition implementation. The Company currently anticipates that its systems will be Year 2000 compliant on or about January 1, 1999, but there can be no assurance that the Company will be successful, or that interaction with other service providers will not impair the Company's services at that time.


DISTRIBUTION OF THE POLICIES
     We intend to sell the Policies in all jurisdictions where we are licensed. The Policies will be sold by licensed insurance agents who are also registered representatives of broker-dealers registered with the SEC under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc.

     The Policies will be distributed by the general distributor, Washington Square Securities, Inc., (WSSI), a Minnesota corporation, which is an affiliate of ours. WSSI is a securities broker-dealer registered with the SEC and is a member of the National Association of Securities Dealers, Inc. It is primarily a mutual funds dealer and has dealer agreements under which it markets shares of many mutual funds. It also markets limited partnerships and other tax-sheltered or tax-deferred investments, and acts as general distributor (principal underwriter) for variable annuity products issued by us. The Policies may also be sold through other broker-dealers authorized by WSSI and applicable law to do so. Registered representatives of such broker-dealers may be paid on a different basis than described below.

     Registered representatives who sell the Policies will receive commissions based on a commission schedule. In the first Policy Year, commissions generally will be no more than 50% of the premiums paid up to the annualized Minimum Monthly Premium, plus 2% of additional premiums. In any subsequent Policy Year, commissions generally will be 2% of premiums paid in that year. Corresponding commissions will be paid upon a requested increase in Face Amount. In addition, a commission of .25% of the average monthly Accumulation Value during each Policy Year may be paid. Further, registered representatives may be eligible to receive certain overrides and other benefits based on the amount of earned commissions.



MANAGEMENT
     The following list the current directors and executive officers of the Company, their principal occupation and business experience.

                        TERM                             PRINCIPAL OCCUPATION
DIRECTORS             EXPIRES                           AND BUSINESS EXPERIENCE
-------------------  --------- ------------------------------------------------------------------------
R. Michael Conley      1999    Senior Vice President of ReliaStar Financial Corp. since 1991; Senior
                               Vice President, ReliaStar Employee Benefits of ReliaStar Life Insurance
                               Company since 1986; President of NWNL Benefits Corporation since
                               1988; Executive Vice President of ReliaStar Life Insurance Company of
                               New York since 1996; Director of various subsidiaries of ReliaStar
                               Financial Corp.

Richard R. Crowl       1999    Senior Vice President, General Counsel and Secretary of ReliaStar
                               Financial Corp. since 1996; Senior Vice President and General Counsel of ReliaStar Life Insurance Company, Northern Life Insurance Company,
                               ReliaStar Life Insurance Company of New York and ReliaStar United
                               Services Life Insurance Company since 1996; Senior Vice President and
                               General Counsel of Washington Square Advisers, Inc. since 1986; Vice
                               President and Associate General Counsel of ReliaStar Financial Corp.
                               from 1989 to 1996; Vice President and Associate General Counsel of
                               ReliaStar Life Insurance Company from 1985 to 1996; Director and
                               Senior Vice President of various subsidiaries of ReliaStar Financial
                               Corp.

Michael J. Dubes       1999    President and Chief Executive Officer of Northern Life Insurance
                               Company since 1994; Senior Vice President, Individual Insurance of
                               ReliaStar Life Insurance Company from 1987 to 1994; Chairman of
                               Washington Square Securities, Inc. from 1987 to 1994; Director and
                               Officer of various subsidiaries of ReliaStar Financial Corp.


John H. Flittie        1999    Vice Chairman, President and Chief Operating Officer of ReliaStar
                               Life Insurance Company since 1996; President, Chief Operating Officer, and Director of ReliaStar Financial Corp. and ReliaStar Life Insurance
                               Company since 1993; Vice Chairman of ReliaStar Life Insurance Company
                               of New York since 1995, Chief Executive Officer and President of
                               ReliaStar Life Insurance Company of New York from 1996 to 1998; Chairman and Director of Washington Square Securities, Inc. since 1996; Chairman and Director of PrimeVest Financial Services since 1996; Vice Chairman and President of ReliaStar United Services Life Insurance Company and
                               ReliaStar Life Insurance Company of New York since 1995; Senior Executive
                               Vice President and Chief Operating Officer of ReliaStar Financial Corp.
                               and ReliaStar Life Insurance Company from 1992 to 1993; Senior Executive
                               Vice President and Chief Operating Officer of ReliaStar Financial Corp.
                               from 1991 to 1992; Executive Vice President and Chief Financial Officer
                               of ReliaStar Financial Corp. and ReliaStar Life Insurance Company from
                               1989 to 1991; Senior Vice President and Chief Financial Officer of
                               ReliaStar Financial Corp. since 1985; Director of Community First
                               BankShares, Inc. and Director and Officer of various subsidiaries of
                               ReliaStar Financial Corp.


Wayne R. Huneke        1999    Senior Vice President of ReliaStar Financial Corp. and ReliaStar Life
                               Insurance Company since 1994; Chief Financial Officer and Treasurer of ReliaStar Financial Corp. and ReliaStar Life Insurance Company
                               from 1994 to 1998; Vice President, Treasurer and Chief Accounting
                               Officer from 1990 to 1994; Director and Officer of various subsidiaries of ReliaStar Financial Corp.

                         TERM                               PRINCIPAL OCCUPATION
DIRECTORS              EXPIRES                             AND BUSINESS EXPERIENCE
---------------------  --------- ---------------------------------------------------------------------------
Ronald D. Jarvis         1999    Senior Vice President of ReliaStar Financial Corp. since 1997; Director of ReliaStar Life Insurance Company of New York since 1997; Chairman,
                                 President and Chief Executive Officer of Security-Connecticut
                                 Corporation from 1993 to 1997; Chief Executive Officer of Security-
                                 Connecticut Life Insurance Company since 1984; President of Security-
                                 Connecticut Life Insurance Company since 1976; Director, President and Chief Executive Officer of Lincoln Security Life Insurance Company
                                 from 1984 to 1997; Director and Officer of various subsidiaries of
                                 ReliaStar Financial Corp.

Mark S. Jordahl          1999    Senior Vice President and Chief Investment Officer of ReliaStar Life
                                 Insurance Company and ReliaStar Financial Corp. since 1998; Vice
                                 President of ReliaStar Life Insurance Company and ReliaStar Financial
                                 Corp. from 1987 to 1998; Director and Officer of various subsidiaries of
                                 ReliaStar Financial Corp.

Kenneth U. Kuk           1999    Senior Vice President of ReliaStar Financial Corp. and ReliaStar Life
                                 Insurance Company since 1996; Vice President, Strategic Marketing of
                                 ReliaStar Financial Corp. and ReliaStar Life Insurance Company since
                                 1996; Vice President of Investments of ReliaStar Financial Corp. from
                                 1991 to 1996; President of Washington Square Advisers, Inc. since 1995;
                                 Chairman of ReliaStar Mortgage Corporation since 1988; Director and
                                 Officer of various subsidiaries of ReliaStar Financial Corp.

William R. Merriam       1999    Senior Vice President, Life & Health Reinsurance of ReliaStar Life
                                 Insurance Company since 1991; Vice President from 1984 to 1991.

James R. Miller          1999    Senior Vice President, Chief Financial Officer and Treasurer of ReliaStar
                                 Financial Corp. since 1997; Vice President, Corporate Development of
                                 ReliaStar Financial Corp. from 1985 to 1992; Executive Vice President and Chief Operating Officer of Northern Life Insurance Company
                                 from 1992 to 1997.


Robert C. Salipante      1999    Senior Vice President, Personal Financial Services, of ReliaStar Financial
                                 Corp. and ReliaStar Life Insurance Company since 1996; President and Chief
                                 Executive Officer of ReliaStar Life Insurance Company of New York since
                                 1998; Executive Vice President of ReliaStar Life Insurance Company of New
                                 York from 1996 to 1998; Senior Vice President, of Individual Division and
                                 Technology of ReliaStar Life Insurance Company in 1996; Senior Vice
                                 President of Strategic Marketing and Technology of ReliaStar Financial
                                 Corp. and ReliaStar Life Insurance Company from 1994 to 1996; Senior Vice
                                 President and Chief Financial Officer of ReliaStar Financial Corp. and
                                 ReliaStar Life Insurance Company from 1992 to 1994; Executive Vice
                                 President of Ameritrust Corporation from 1988 to 1992.


John G. Turner           1999    Chairman and Chief Executive Officer of ReliaStar Financial Corp. and
                                 ReliaStar Life Insurance Company since 1993; Chairman of ReliaStar
                                 United Services Life Insurance Company and ReliaStar Life Insurance
                                 Company of New York since 1995; Chairman of Northern Life Insurance
                                 Company since 1992; Chairman, President and Chief Executive Officer of ReliaStar Financial Corp. and ReliaStar Life Insurance Company in
                                 1993; President and Chief Executive Officer of ReliaStar Financial
                                 Corp. and ReliaStar Life Insurance Company from 1991 to 1993;
                                 President and Chief Operating Officer of ReliaStar Financial Corp.
                                 from 1989 to 1991; President and Chief Operating Officer of ReliaStar
                                 Life Insurance Company from 1986 to 1991; Director and Officer of various subsidiaries of ReliaStar Financial Corp.

     The Executive Committee and Finance Committee of our Board of Directors consists of Directors Flittie, Huneke, Salipante, Crowl and Turner.

EXECUTIVE OFFICERS


John G. Turner        Chairman and Chief Executive Officer
John H. Flittie       Vice Chairman, President and Chief Operating Officer
R. Michael Conley     Senior Vice President
Richard R. Crowl      Senior Vice President and General Counsel
Wayne R. Huneke       Senior Vice President
Mark S. Jordahl       Senior Vice President and Chief Investment Officer
Kenneth U. Kuk        Senior Vice President
William R. Merriam    Senior Vice President
James R. Miller       Senior Vice President, Chief Financial Officer and
                        Treasurer
Robert C. Salipante   Senior Vice President


     All of the foregoing executive officers have been officers or employees of ours for the past five years, except for James R. Miller, who has been an employee of ours since 1997. However, Mr. Miller has been employed by an affiliate of ours since 1991.



STATE REGULATION
     We are subject to the laws of the State of Minnesota governing insurance companies and to regulation and supervision by the Insurance Division of the State of Minnesota. An annual statement in a prescribed form is filed with the Insurance Division each year, and in each state we do business, covering our operations for the preceding year and our financial condition as of the end of that year. Our books and accounts are subject to review by the Insurance Division and a full examination of our operations is conducted periodically (usually every three years) by the National Association of Insurance Commissioners. This regulation does not, however, involve supervision or management of our investment practices or policies.

     In addition, we are subject to regulation under the insurance laws of other jurisdictions in which we operate.

     We are also subject to supervision and verification by the State of Minnesota regarding participating business allocated to the Participation Fund Account, which was established in connection with the reorganization and demutualization of the Company in 1989. The Participation Fund Account was established for the purpose of maintaining the dividend practices relative to certain policies previously issued by the Company's former Mutual Department. The Participation Fund Account is not a separate account as described under Minnesota Statutes Chapter 61A. An annual examination of the Participation Fund Account is made by independent consulting actuaries representing the Insurance Division of the State of Minnesota.


MASSACHUSETTS AND MONTANA RESIDENTS
     All Policy provisions described in the prospectus that are based on the sex of the Insured should be disregarded. This Policy will be issued on a unisex basis.

     References made to the mortality tables applicable to this Policy are to be disregarded and substituted with an 80% male 20% female blend of the 1980 Commissioner's Standard Ordinary Smoker and Non-Smoker Mortality Tables, Age Last Birthday.


LEGAL PROCEEDINGS
     The Company and its affiliates, like other life insurance companies, are involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, the Company believes that at the present time there are not pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the Variable Account or the Company.


BONDING ARRANGEMENTS
     An insurance company blanket bond is maintained providing $25,000,000 coverage for our officers and employees and those of Washington Square Securities, Inc., (WSSI), subject to a $500,000 deductible.

LEGAL MATTERS
     Legal matters in connection with the Variable Account and the Policy described in this Prospectus have been passed upon by Robert B. Saginaw, Esquire, Attorney for the Company.


EXPERTS

     The financial statements of ReliaStar's Select*Life Variable Account as of December 31, 1997 and for each of the three years then ended and the annual consolidated financial statements of ReliaStar Life Insurance Company and subsidiaries included in this Prospectus have been audited by Deloitte & Touche LLP, independent auditors, as stated in their reports which are included herein, and have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.


     Actuarial matters included in this Prospectus have been examined by Craig
A. Krogstad, F.S.A., M.A.A.A., as stated in the opinion filed as an exhibit to the Registration Statement.


REGISTRATION STATEMENT CONTAINS FURTHER INFORMATION
     A Registration Statement has been filed with the SEC under the Securities Act of 1933 with respect to the Policies. This Prospectus does not contain all information included in the Registration Statement, its amendments and exhibits. For further information concerning the Variable Account, the Funds, the Policies and us, please refer to the Registration Statement.

     Statements in this Prospectus concerning provisions of the Policy and other legal documents are summaries. Please refer to the documents as filed with the SEC for a complete statement of the provisions of those documents.

     Information may be obtained from the SEC's principal office in Washington, D.C., for a fee it prescribes, or examined there without charge.


FINANCIAL STATEMENTS

     The financial statements for the Variable Account reflect the operations of the Variable Account and its Sub-Accounts as of December 31, 1997 and for each of the three years in the period then ended. The financial statements are audited. The periods covered are not necessarily indicative of the longer term performance of the assets held in the Variable Account.

     The financial statements of ReliaStar Life Insurance Company and subsidiaries which are included in this Prospectus should be distinguished from the financial statements of the Variable Account and should be considered only as bearing upon the ability of ReliaStar Life Insurance Company to meet its obligations under the Policies. They should not be considered as bearing on the investment performance of the assets held in the Variable Account.

     These financial statements are as of December 31, 1997 and for each of the two years in the period ended December 31, 1997. The financial statements are audited. The periods covered are not necessarily indicative of the longer term performance of the Company.

                         INDEPENDENT AUDITORS' REPORT


Board of Directors
ReliaStar Life Insurance
Company and Policy Owners of
Select*Life Variable Account:


     We have audited the accompanying combined statement of assets and liabilities of ReliaStar Select*Life Variable Account as of December 31, 1997 and the related combined statements of operations and changes in policy owners' equity for each of the years ended December 31, 1997, 1996 and 1995. These financial statements are the responsibility of the management of ReliaStar Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

     We have conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatements. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures include confirmation of the securities owned as of December 31, 1997, by correspondence with the account custodians. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Select*Life Variable Account as of December 31, 1997 and the results of its combined operations and changes in its policy owners' equity for the years ended December 31, 1997, 1996 and 1995, in conformity with generally accepted accounting principles.



DELOITTE & TOUCHE LLP


Minneapolis, Minnesota
February 20, 1998

                     RELIASTAR SELECT*LIFE VARIABLE ACCOUNT
                  COMBINED STATEMENT OF ASSETS AND LIABILITIES
                                December 31, 1997
                          (In Thousands, Except Shares)


ASSETS:                                                                SHARES          COST       MARKET VALUE
-----------------------------------------------------------------   ------------   -----------   -------------
Investments in mutual funds at market value:
The Alger American Fund:
 Alger American Growth Portfolio ................................        7,972      $    340        $    341
 Alger American MidCap Growth Portfolio .........................       15,349           387             371
 Alger American Small Capitalization ............................       14,656           664             641
Fidelity's Variable Insurance Products Fund (VIP) and
 Variable Insurance Products Fund II (VIP II):
  VIP Equity-Income Portfolio ...................................    3,415,866        58,785          82,937
  VIP Growth Portfolio ..........................................    2,811,788        71,276         104,317
  VIP High Income Portfolio .....................................    1,427,461        16,630          19,385
  VIP Money Market Portfolio ....................................   11,497,246        11,497          11,497
  VIP Overseas Portfolio ........................................    1,465,393        24,808          28,136
  VIP II Asset Manager Portfolio ................................    2,031,835        30,324          36,593
  VIP II Contrafund Portfolio . .................................    1,224,811        20,126          24,423
  VIP II Index 500 Portfolio ....................................      194,635        18,181          22,264
  VIP II Investment Grade Bond Portfolio ........................      308,377         3,617           3,873
Janus Aspen Series:
 Aggressive Growth Portfolio ....................................       12,665           254             260
 Growth Portfolio ...............................................       15,402           283             285
 International Growth Portfolio .................................       45,587           854             843
 Worldwide Growth Portfolio .....................................      103,147         2,429           2,413
Neuberger&Berman Advisers Management Trust:
 Limited Maturity Bond Portfolio ................................       78,101         1,096           1,103
 Partners Portfolio .............................................       85,494         1,741           1,761
Northstar Variable Trust:
 Northstar Variable Trust Growth Portfolio ......................       42,105           680             667
 Northstar Variable Trust High Yield Bond Portfolio .............       10,708            58              57
 Northstar Variable Trust Income & Growth Portfolio .............      110,903         1,360           1,442
 Northstar Variable Trust International Value Portfolio .........       38,817           392             392
 Northstar Variable Trust Multi-Sector Bond Portfolio ...........      112,673           588             579
OCC Accumulation Trust:
 Equity Portfolio ...............................................        5,683           200             208
 Global Equity Portfolio ........................................       21,120           332             303
 Managed Portfolio ..............................................       27,124         1,143           1,150
 Small Cap Portfolio ............................................       24,963           662             658
Putnam Variable Trust:
 Putnam VT Asia Pacific Growth Fund .............................      245,347         2,605           2,257
 Putnam VT Diversified Income Fund ..............................      176,668         1,905           1,998
 Putnam VT Growth and Income Fund ...............................      854,462        20,151          24,198
 Putnam VT New Opportunities Fund ...............................    1,032,518        18,525          21,920
 Putnam VT Utilities Growth and Income Fund .....................      161,576         2,194           2,769
 Putnam VT Voyager Fund .........................................    1,363,056        42,390          53,268
                                                                                    --------        --------
 Total Investments ..............................................                   $356,477
   Total Assets .................................................                                   $453,309
                                                                                                    ========
LIABILITIES AND POLICY OWNERS' EQUITY:
------------------------------------------------------------------
Due to ReliaStar Life Insurance Company
 for contract charges ...........................................                                   $     97
Policy Owners' Equity ...........................................                                    453,212
                                                                                                    --------
 Total Liabilities and Policy Owners' Equity ....................                                   $453,309
                                                                                                    ========

    The accompanying notes are an integral part of the financial statements.

                        RELIASTAR SELECT*VARIABLE ACCOUNT
                      COMBINED STATEMENTS OF OPERATIONS AND
                         CHANGES IN POLICYOWNERS' EQUITY
                               For the years ended
                        December 31, 1997, 1996 and 1995
                                 (In Thousands)

                                                                                    TOTAL ALL FUNDS
                                                                                       COMBINED
                                                              -----------------------------------------------------------
                                                                     1997                 1996                 1995
                                                              ------------------   ------------------   -----------------
Net investment income (loss):
 Reinvested dividend income ...............................    $         5,580      $         2,990      $         2,259
 Reinvested capital gains .................................             14,480                8,110                1,456
 Administrative expenses ..................................             (2,742)              (1,935)              (1,186)
                                                               ---------------      ---------------      ---------------
   Net investment income (loss) and capital gains .........             17,318                9,165                2,529
                                                               ---------------      ---------------      ---------------
Realized and unrealized gains (losses):
 Net realized gains (losses) on redemptions
  of fund shares ..........................................              6,393                3,085                1,345
 Increase (decrease) in unrealized appreciation
  of investments ..........................................             46,873               15,731               27,857
                                                               ---------------      ---------------      ---------------
   Net realized and unrealized gains (losses) .............             53,266               18,816               29,202
                                                               ---------------      ---------------      ---------------
   Additions (reductions) from operations .................             70,584               27,981               31,731
                                                               ---------------      ---------------      ---------------
Policy Owners' transactions:
 Net premium payments .....................................            141,159              108,108               66,506
 Transfers from (to) fixed account ........................                 74                   95                 (401)
 Policy loans .............................................             (4,385)              (2,266)              (1,582)
 Loan collateral interest crediting .......................                292                  174                  101
 Surrenders ...............................................             (8,917)              (5,080)              (3,576)
 Death benefits ...........................................               (588)                (203)                (220)
 Cost of insurance charges ................................            (26,634)             (19,202)             (12,860)
 Death benefit guarantee charges ..........................               (439)                (459)                (488)
 Monthly expense charges ..................................             (4,207)              (2,932)              (1,831)
                                                               ---------------      ---------------      ---------------
   Additions (reductions) for Contract Owners'
    transactions ..........................................             96,355               78,235               45,649
                                                               ---------------      ---------------      ---------------
   Net additions (reductions) for the year ................            166,939              106,216               77,380
Policy Owners' Equity, beginning of the year ..............            286,273              180,057              102,677
                                                               ---------------      ---------------      ---------------
Policy Owners' Equity, end of the year ....................    $       453,212      $       286,273      $       180,057
                                                               ===============      ===============      ===============
Units Outstanding, beginning of the year ..................     15,861,312.070       10,541,629.343        6,899,131.998
Units Outstanding, end of the year ........................     21,952,826.717       15,861,312.070       10,541,629.343
Net Asset Value per Unit:
 Select*Life I ............................................
 Select*Life Series 2000 ..................................

    The accompanying notes are an integral part of the financial statements.

                      COMBINED STATEMENTS OF OPERATIONS AND
                   CHANGES IN POLICYOWNERS' EQUITY, CONTINUED


           ALGER AMERICAN                        ALGER AMERICAN                         ALGER AMERICAN
          GROWTH PORTFOLIO                  MIDCAP GROWTH PORTFOLIO             SMALL CAPITALIZATION PORTFOLIO
------------------------------------   ------------------------------------   -------------------------------------
        1997           1996    1995            1997           1996    1995            1997           1996     1995
--------------------  ------  ------   --------------------  ------  ------   --------------------  ------  -------
   $          --       $ --    $ --       $          --       $ --    $ --       $          --       $ --    $ --
              --         --      --                  --         --      --                  --         --      --
              --         --      --                  (1)        --      --                  (1)        --      --
   -------------       ----    ----       -------------       ----    ----       -------------       ----    ----
              --         --      --                  (1)        --      --                  (1)        --      --
   -------------       ----    ----       -------------       ----    ----       -------------       ----    ----
              --         --      --                  --         --      --                  (5)        --      --
               1         --      --                 (16)        --      --                 (23)        --      --
   -------------       ----    ----       -------------       ----    ----       -------------       ----    ----
               1         --      --                 (16)        --      --                 (28)        --      --
   -------------       ----    ----       -------------       ----    ----       -------------       ----    ----
               1         --      --                 (17)        --      --                 (29)        --      --
   -------------       ----    ----       -------------       ----    ----       -------------       ----    ----
             175         --      --                 132         --      --                 235         --      --
             175         --      --                 263         --      --                 452         --      --
              (1)        --      --                  (2)        --      --                  --         --      --
              --         --      --                  --         --      --                  --         --      --
              --         --      --                  --         --      --                  (2)        --      --
              --         --      --                  --         --      --                  --         --      --
              (6)        --      --                  (5)        --      --                 (14)        --      --
              --         --      --                  --         --      --                  --         --      --
              (1)        --      --                  (1)        --      --                  (2)        --      --
   -------------       ----    ----       -------------       ----    ----       -------------       ----    ----
             342         --      --                 387         --      --                 669         --      --
   -------------       ----    ----       -------------       ----    ----       -------------       ----    ----
             343         --      --                 370         --      --                 640         --      --
              --         --      --                  --         --      --                  --         --      --
   -------------       ----    ----       -------------       ----    ----       -------------       ----    ----
   $         343       $ --      --       $         370       $ --    $ --       $         640       $ --    $ --
   =============       ====    ====       =============       ====    ====       =============       ====    ====
              --         --      --                  --         --      --                  --         --      --
      34,697.106         --      --          37,772.926         --      --          63,628.672         --      --
   $    9.823427       $ --    $ --       $    9.793978       $ --    $ --       $   10.039295       $ --    $ --
   $    9.854808       $ --    $ --       $    9.825275       $ --    $ --       $   10.071361       $ --    $ --

    The accompanying notes are an integral part of the financial statements.

                     RELIASTAR SELECT*LIFE VARIABLE ACCOUNT
                      COMBINED STATEMENTS OF OPERATIONS AND
                   CHANGES IN POLICYOWNERS' EQUITY, CONTINUED
              For the years ended December 31, 1997, 1996 and 1995
                                 (In Thousands)

                                                                              FIDELITY'S VIP
                                                                               EQUITY-INCOME
                                                                                 PORTFOLIO
                                                                           ---------------------
                                                                                    1997
                                                                           ---------------------
Net investment income:
 Reinvested dividend income ..............................................   $           1,013
 Reinvested capital gains . ..............................................               5,096
 Administrative expenses .................................................                (551)
                                                                             -----------------
   Net investment income (loss) and capital gains ........................               5,558
                                                                             -----------------
Realized and unrealized gains (losses):
 Net realized gains (losses) on redemptions of fund shares . .............               1,778
 Increase (decrease) in unrealized appreciation of investments . .........               9,445
                                                                             -----------------
   Net realized and unrealized gains (losses). . .........................              11,223
                                                                             -----------------
   Additions (reductions) from operations ................................              16,781
                                                                             -----------------
Policy Owners' transactions:
 Net premium payments. . .................................................              17,102
 Transfers (to) from fixed account .......................................              (1,313)
 Policy loans ............................................................              (1,209)
 Loan collateral interest crediting ......................................                  76
 Surrenders ..............................................................              (1,627)
 Death benefits ..........................................................                (160)
 Cost of insurance charges ...............................................              (4,240)
 Death benefit guarantee charges .........................................                (111)
 Monthly expense charges .................................................                (596)
                                                                             -----------------
   Additions for policy owners' transactions . ...........................               7,922
                                                                             -----------------
   Net additions for the year . ..........................................              24,703
Policy Owners' Equity, beginning of the year .............................              58,207
                                                                             -----------------
Policy Owners' Equity, end of the year ...................................   $          82,910
                                                                             =================
Units Outstanding, beginning of the year .................................       2,622,030.390
Units Outstanding, end of the year .......................................       3,053,047.193
Net Asset Value per Unit:
 Select*Life I ...........................................................   $       35.058961
 Select*Life Series 2000 .................................................   $       21.080180

[WIDE TABLE CONTINUED]

                                                                                       FIDELITY'S VIP
                                                                                   EQUITY-INCOME PORTFOLIO
                                                                           ---------------------------------------
                                                                                    1996                1995
                                                                           --------------------- -----------------
Net investment income:
 Reinvested dividend income ..............................................   $              67    $           798
 Reinvested capital gains . ..............................................               1,929              1,292
 Administrative expenses .................................................                (458)              (276)
                                                                             -----------------    ---------------
   Net investment income (loss) and capital gains ........................               1,538              1,814
                                                                             -----------------    ---------------
Realized and unrealized gains (losses):
 Net realized gains (losses) on redemptions of fund shares . .............                 812                290
 Increase (decrease) in unrealized appreciation of investments . .........               3,943              7,526
                                                                             -----------------    ---------------
   Net realized and unrealized gains (losses). . .........................               4,755              7,816
                                                                             -----------------    ---------------
   Additions (reductions) from operations ................................               6,293              9,630
                                                                             -----------------    ---------------
Policy Owners' transactions:
 Net premium payments. . .................................................              15,950             11,299
 Transfers (to) from fixed account .......................................                (782)             1,140
 Policy loans ............................................................                (576)              (592)
 Loan collateral interest crediting ......................................                  49                 26
 Surrenders ..............................................................                (977)              (893)
 Death benefits ..........................................................                 (72)               (60)
 Cost of insurance charges ...............................................              (3,423)            (2,545)
 Death benefit guarantee charges .........................................                (115)              (120)
 Monthly expense charges .................................................                (475)              (336)
                                                                             -----------------    ---------------
   Additions for policy owners' transactions . ...........................               9,579              7,919
                                                                             -----------------    ---------------
   Net additions for the year . ..........................................              15,872             17,549
Policy Owners' Equity, beginning of the year .............................              42,335             24,786
                                                                             -----------------    ---------------
Policy Owners' Equity, end of the year ...................................   $          58,207    $        42,335
                                                                             =================    ===============
Units Outstanding, beginning of the year .................................       2,023,713.030      1,463,010.155
Units Outstanding, end of the year .......................................       2,622,030.390      2,023,713.030
Net Asset Value per Unit:
 Select*Life I ...........................................................   $       27.587247    $            --
 Select*Life Series 2000 .................................................   $              --    $            --

    The accompanying notes are an integral part of the financial statements.

                      COMBINED STATEMENTS OF OPERATIONS AND
                   CHANGES IN POLICYOWNERS' EQUITY, CONTINUED


                          FIDELITY'S VIP                                                 FIDELITY'S VIP
                         GROWTH PORTFOLIO                                             HIGH INCOME PORTFOLIO
  -------------------------------------------------------------     -------------------------------------------------------
          1997                  1996                  1995               1997                1996                1995
  -----------------     -----------------     -----------------     ---------------     ---------------     ---------------
  $             526     $             156     $             172     $         1,063     $           832     $           514
              2,357                 3,939                    --                 131                 163                  --
               (722)                 (557)                 (367)               (132)               (103)                (74)
  -----------------     -----------------     -----------------     ---------------     ---------------     ---------------
              2,161                 3,538                  (195)              1,062                 892                 440
  -----------------     -----------------     -----------------     ---------------     ---------------     ---------------
              2,098                   980                   429                 301                 162                 202
             14,061                 3,837                11,788               1,318                 473                 906
  -----------------     -----------------     -----------------     ---------------     ---------------     ---------------
             16,159                 4,817                12,217               1,619                 635               1,108
  -----------------     -----------------     -----------------     ---------------     ---------------     ---------------
             18,320                 8,355                12,022               2,681               1,527               1,548
  -----------------     -----------------     -----------------     ---------------     ---------------     ---------------
             21,483                21,247                15,747               5,072               4,359               3,599
             (1,822)                  329                 3,598              (1,001)               (267)                 63
             (1,280)                 (758)                 (541)               (282)                (67)               (105)
                 92                    57                    34                  15                   9                   6
             (2,498)               (1,807)               (1,219)               (397)               (286)               (217)
               (160)                  (53)                  (34)                (39)                (10)                (30)
             (5,741)               (4,894)               (3,745)             (1,198)               (995)               (819)
               (163)                 (173)                 (179)                (29)                (32)                (36)
               (876)                 (739)                 (536)               (140)               (121)                (99)
  -----------------     -----------------     -----------------     ---------------     ---------------     ---------------
              9,035                13,209                13,125               2,001               2,590               2,362
  -----------------     -----------------     -----------------     ---------------     ---------------     ---------------
             27,355                21,564                25,147               4,682               4,117               3,910
             76,918                55,354                30,207              14,695              10,578               6,668
  -----------------     -----------------     -----------------     ---------------     ---------------     ---------------
  $         104,273     $          76,918     $          55,354     $        19,377     $        14,695     $        10,578
  =================     =================     =================     ===============     ===============     ===============
      3,452,718.980         2,622,289.757         1,761,649.810         773,942.356         577,083.123         397,251.963
      3,971,201.581         3,452,718.980         2,622,289.757         916,625.159         773,942.356         577,083.123
  $       36.130923     $       29.496120     $       25.923659     $     29.952917     $     25.660930     $     22.685998
  $       19.160956     $              --     $              --     $     15.800365     $            --     $            --

[WIDE TABLE CONTINUED]

                         FIDELITY'S VIP
                     MONEY MARKET PORTFOLIO
   ----------------------------------------------------------
          1997                  1996                 1995
   --------------        --------------       ---------------
   $          556        $          417       $           254
               --                    --                    --
              (67)                  (68)                  (41)
   --------------        --------------       ---------------
              489                   349                   213
   --------------        --------------       ---------------
               --                    --                    --
               --                    --                    --
   --------------        --------------       ---------------
               --                    --                    --
   --------------        --------------       ---------------
              489                   349                   213
   --------------        --------------       ---------------
           10,226                 7,798                 4,498
           (5,733)               (4,502)               (1,606)
             (147)                  (97)                  (28)
               13                     7                     5
             (802)                 (164)                  (99)
              (43)                   (1)                   --
             (755)                 (698)                 (423)
               (8)                   (8)                  (10)
              (73)                  (62)                  (37)
   --------------        --------------       ---------------
            2,678                 2,273                 2,300
   --------------        --------------       ---------------
            3,167                 2,622                 2,513
            8,326                 5,704                 3,191
   --------------        --------------       ---------------
   $       11,493        $        8,326       $         5,704
   ==============        ==============       ===============
      654,425.374           454,516.667           240,089.964
      875,038.346           654,425.374           454,516.667
   $    16.628903        $    15.890521       $     15.196421
   $    12.269546        $          --        $            --

    The accompanying notes are an integral part of the financial statements.

                     RELIASTAR SELECT*LIFE VARIABLE ACCOUNT
                      COMBINED STATEMENTS OF OPERATIONS AND
                   CHANGES IN POLICYOWNERS' EQUITY, CONTINUED

              For the years ended December 31, 1997, 1996 and 1995
                                 (In Thousands)

                                                                            FIDELITY'S VIP
                                                                          OVERSEAS PORTFOLIO
                                                                         ---------------------
                                                                                  1997
                                                                         ---------------------
Net investment income:
 Reinvested dividend income ............................................   $             411
 Reinvested capital gains . ............................................               1,630
 Administrative expenses ...............................................                (220)
                                                                           -----------------
   Net investment income (loss) and capital gains ......................               1,821
                                                                           -----------------
Realized and unrealized gains (losses):
 Net realized gains (losses) on redemptions of fund shares .............                 724
 Increase (decrease) in unrealized appreciation of investments .........                   5
                                                                           -----------------
   Net realized and unrealized gains (losses) ..........................                 729
                                                                           -----------------
   Additions (reductions) from operations ..............................               2,550
                                                                           -----------------
Policy Owners' transactions:
 Net premium payments ..................................................               7,156
 Transfers (to) from fixed account .....................................              (1,515)
 Policy loans ..........................................................                (379)
 Loan collateral interest crediting ....................................                  28
 Surrenders ............................................................                (690)
 Death benefits ........................................................                 (18)
 Cost of insurance charges .............................................              (1,667)
 Death benefit guarantee charges .......................................                 (43)
 Monthly expense charges ...............................................                (253)
                                                                           -----------------
   Additions for policy owners' transactions ...........................               2,619
                                                                           -----------------
   Net additions for the year . ........................................               5,169
Policy Owners' Equity, beginning of the year ...........................              22,948
                                                                           -----------------
Policy Owners' Equity, end of the year .................................   $          28,117
                                                                           =================
Units Outstanding, beginning of the year ...............................       1,536,316.506
Units Outstanding, end of the year .....................................       1,733,459.426
Net Asset Value per Unit:
 Select*Life I .........................................................   $       20.066499
 Select*Life Series 2000 ...............................................   $       13.964753

[WIDE TABLE CONTINUED]

                                                                                       FIDELITY'S VIP
                                                                                     OVERSEAS PORTFOLIO
                                                                         -------------------------------------------
                                                                                  1996                  1995
                                                                         --------------------- ---------------------
Net investment income:
 Reinvested dividend income ............................................   $             202     $              48
 Reinvested capital gains . ............................................                 223                    49
 Administrative expenses ...............................................                (119)                 (123)
                                                                           -----------------     -----------------
   Net investment income (loss) and capital gains ......................                 306                   (26)
                                                                           -----------------     -----------------
Realized and unrealized gains (losses):
 Net realized gains (losses) on redemptions of fund shares .............                 354                   267
 Increase (decrease) in unrealized appreciation of investments .........               1,706                 1,073
                                                                           -----------------     -----------------
   Net realized and unrealized gains (losses) ..........................               2,060                 1,340
                                                                           -----------------     -----------------
   Additions (reductions) from operations ..............................               2,366                 1,314
                                                                           -----------------     -----------------
Policy Owners' transactions:
 Net premium payments ..................................................               6,819                 7,140
 Transfers (to) from fixed account .....................................                (582)               (1,410)
 Policy loans ..........................................................                (235)                 (132)
 Loan collateral interest crediting ....................................                  16                    10
 Surrenders ............................................................                (493)                 (357)
 Death benefits ........................................................                 (17)                  (27)
 Cost of insurance charges .............................................              (1,500)               (1,417)
 Death benefit guarantee charges .......................................                 (47)                  (55)
 Monthly expense charges ...............................................                (227)                 (205)
                                                                           -----------------     -----------------
   Additions for policy owners' transactions ...........................               3,734                 3,547
                                                                           -----------------     -----------------
   Net additions for the year . ........................................               6,100                 4,861
Policy Owners' Equity, beginning of the year ...........................              16,848                11,987
                                                                           -----------------     -----------------
Policy Owners' Equity, end of the year .................................   $          22,948     $          16,848
                                                                           =================     =================
Units Outstanding, beginning of the year ...............................       1,229,928.330           900,424.038
Units Outstanding, end of the year .....................................       1,536,316.506         1,229,928.330
Net Asset Value per Unit:
 Select*Life I .........................................................   $       18.132967     $       16.146219
 Select*Life Series 2000 ...............................................   $              --     $              --

    The accompanying notes are an integral part of the financial statements.

                      COMBINED STATEMENTS OF OPERATIONS AND
                   CHANGES IN POLICYOWNERS' EQUITY, CONTINUED


                         FIDELITY'S VIP II                                            FIDELITY'S VIP II
                      ASSET MANAGER PORTFOLIO                                       CONTRAFUND PORTFOLIO
  -------------------------------------------------------------     --------------------------------------------------
          1997                1996                  1995                  1997               1996             1995
  -----------------     -----------------     -----------------     -----------------    -------------    ------------
  $           1,010     $             840     $             289     $              94    $          --    $          8
              2,533                   692                    --                   247               22              16
               (270)                 (210)                 (159)                 (104)             (48)             (5)
  -----------------     -----------------     -----------------     -----------------    -------------    ------------
              3,273                 1,322                   130                   237              (26)             19
  -----------------     -----------------     -----------------     -----------------    -------------    ------------
                346                   169                   168                    61               25              13
              2,222                 1,834                 2,652                 3,113            1,155              29
  -----------------     -----------------     -----------------     -----------------    -------------    ------------
              2,568                 2,003                 2,820                 3,174            1,180              42
  -----------------     -----------------     -----------------     -----------------    -------------    ------------
              5,841                 3,325                 2,950                 3,411            1,154              61
  -----------------     -----------------     -----------------     -----------------    -------------    ------------
              6,096                 6,607                 7,749                12,617            7,406           1,567
               (651)               (1,215)                1,972                   767              730             466
               (371)                 (209)                 (126)                  (66)             (21)               (2)
                 38                    26                    13                     1               --              --
               (694)                 (545)                 (535)                 (307)             (60)               (1)
                (68)                  (25)                  (37)                  (10)              --              --
             (2,034)               (1,948)               (1,841)               (1,815)            (837)           (114)
                (56)                  (61)                  (65)                   --               --              --
               (264)                 (262)                 (242)                 (344)            (155)            (21)
  -----------------     -----------------     -----------------     -----------------    -------------    ------------
              1,996                 2,368                 6,888                10,843            7,063           1,895
  -----------------     -----------------     -----------------     -----------------    -------------    ------------
              7,837                 5,693                 9,838                14,254            8,217           1,956
             28,743                23,050                13,212                10,173            1,956              --
  -----------------     -----------------     -----------------     -----------------    -------------    ------------
  $          36,580     $          28,743     $          23,050     $          24,427    $      10,173    $      1,956
  =================     =================     =================     =================    =============    ============
      1,892,481.312         1,704,151.254         1,132,373.018           686,514.792      160,147.180              --
      2,034,040.832         1,892,481.312         1,704,151.254         1,334,244.465      686,514.792     160,147.180
  $       21.274161     $       17.774921     $       15.635834     $       10.304064    $          --    $         --
  $       15.079031     $              --     $              --     $       18.395120    $          --    $         --


                         FIDELITY'S VIP II
                        INDEX 500 PORTFOLIO
   ----------------------------------------------------------
       1997                   1996                  1995
   --------------        --------------        --------------
   $           95        $           33        $           13
              193                    84                     2
              (91)                  (40)                  (13)
   --------------        --------------        --------------
              197                    77                     2
   --------------        --------------        --------------
              427                    80                    40
            2,896                   793                   390
   --------------        --------------        --------------
            3,323                   873                   430
   --------------        --------------        --------------
            3,520                   950                   432
   --------------        --------------        --------------
            9,635                 3,577                 1,343
            3,272                 1,125                   295
             (104)                   (9)                   (3)
                4                     1                    --
             (188)                  (76)                  (24)
               (3)                   (4)                  (12)
           (1,225)                 (447)                 (178)
               (7)                   (5)                   (3)
             (226)                  (86)                  (30)
   --------------        --------------        --------------
           11,158                 4,076                 1,388
   --------------        --------------        --------------
           14,678                 5,026                 1,820
            7,583                 2,557                   737
   --------------        --------------        --------------
   $       22,261        $        7,583        $        2,557
   ==============        ==============        ==============
      441,948.368           181,509.017            70,686.713
      981,434.839           441,948.368           181,509.017
   $    23.332252        $    17.724683        $    14.548311
   $    22.547720        $           --        $           --

    The accompanying notes are an integral part of the financial statements.

                     RELIASTAR SELECT*LIFE VARIABLE ACCOUNT
                      COMBINED STATEMENTS OF OPERATIONS AND
                   CHANGES IN POLICYOWNERS' EQUITY, CONTINUED
              For the years ended December 31, 1997, 1996 and 1995
                                 (In Thousands)

                                                                       FIDELITY'S VIP II
                                                                     INVESTMENT GRADE BOND
                                                                           PORTFOLIO
                                                                        --------------
                                                                              1997
                                                                        --------------
Net investment income:
 Reinvested dividend income ........................................    $          194
 Reinvested capital gains ..........................................                --
 Administrative expenses ...........................................               (27)
                                                                        --------------
   Net investment income (loss) and capital gains ..................               167
                                                                        --------------
Realized and unrealized gains (losses):
 Net realized gains (losses) on redemptions of fund shares .........                16
 Increase (decrease) in unrealized appreciation of investments                      94
                                                                        --------------
   Net realized and unrealized gains (losses) ......................               110
                                                                        --------------
   Additions (reductions) from operations ..........................               277
                                                                        --------------
Policy Owners' transactions:
 Net premium payments ..............................................               907
 Transfers (to) from fixed account .................................              (169)
 Policy loans ......................................................               (37)
 Loan collateral interest crediting ................................                 2
 Surrenders ........................................................               (69)
 Death benefits ....................................................                (2)
 Cost of insurance charges .........................................              (225)
 Death benefit guarantee charges ...................................                (5)
 Monthly expense charges ...........................................               (28)
                                                                        --------------
   Additions for policy owners' transactions .......................               374
                                                                        --------------
   Net additions for the year ......................................               651
Policy Owners' Equity, beginning of the year .......................             3,221
                                                                        --------------
Policy Owners' Equity, end of the year .............................    $        3,872
                                                                        ================
Units Outstanding, beginning of the year ...........................       247,189.999
Units Outstanding, end of the year .................................       276,930.635
Net Asset Value per Unit:
 Select*Life I .....................................................    $    15.837535
 Select*Life Series 2000 ...........................................    $    12.685026

[WIDE TABLE CONTINUED FROM ABOVE]

                                                                                  FIDELITY'S VIP II
                                                                           INVESTMENT GRADE BOND PORTFOLIO
                                                                        ------------------------------------
                                                                             1996                  1995
                                                                        --------------        --------------
Net investment income:
 Reinvested dividend income ........................................    $          139        $           65
 Reinvested capital gains ..........................................                --                    --
 Administrative expenses ...........................................               (24)                  (18)
                                                                        --------------        --------------
   Net investment income (loss) and capital gains ..................               115                    47
                                                                        --------------        --------------
Realized and unrealized gains (losses):
 Net realized gains (losses) on redemptions of fund shares .........                12                     2
 Increase (decrease) in unrealized appreciation of investments                     (51)                  273
                                                                        --------------        --------------
   Net realized and unrealized gains (losses) ......................               (39)                  275
                                                                        --------------        --------------
   Additions (reductions) from operations ..........................                76                   322
                                                                        --------------        --------------
Policy Owners' transactions:
 Net premium payments ..............................................               986                   983
 Transfers (to) from fixed account .................................              (300)                  (36)
 Policy loans ......................................................               (19)                   23
 Loan collateral interest crediting ................................                 1                    --
 Surrenders ........................................................               (47)                  (53)
 Death benefits ....................................................                (5)                  (15)
 Cost of insurance charges .........................................              (211)                 (187)
 Death benefit guarantee charges ...................................                (6)                   (7)
 Monthly expense charges ...........................................               (27)                  (22)
                                                                        --------------        --------------
   Additions for policy owners' transactions .......................               372                   686
                                                                        --------------        --------------
   Net additions for the year ......................................               448                 1,008
Policy Owners' Equity, beginning of the year .......................             2,773                 1,765
                                                                        --------------        --------------
Policy Owners' Equity, end of the year .............................    $        3,221        $        2,773
                                                                        ================      ================
Units Outstanding, beginning of the year ...........................       214,771.624           153,890.893
Units Outstanding, end of the year .................................       247,189.999           214,771.624
Net Asset Value per Unit:
 Select*Life I .....................................................    $    14.638773        $    14.301995
 Select*Life Series 2000 ...........................................    $           --        $           --

    The accompanying notes are an integral part of the financial statements.

[WIDE TABLE CONTINUED FROM ABOVE]

                      COMBINED STATEMENTS OF OPERATIONS AND
                   CHANGES IN POLICYOWNERS' EQUITY, CONTINUED


         JANUS ASPEN SERIES                    JANUS ASPEN SERIES                    JANUS ASPEN SERIES
    AGGRESSIVE GROWTH PORTFOLIO                 GROWTH PORTFOLIO               INTERNATIONAL GROWTH PORTFOLIO
------------------------------------  ------------------------------------  -------------------------------------
        1997           1996    1995            1997           1996    1995            1997           1996     1995
--------------------  ------  ------   --------------------  ------  ------   --------------------  ------  -------
   $          --       $ --    $ --       $           1       $ --    $ --       $           1       $ --    $ --
              --         --      --                  --         --      --                  --         --      --
              --         --      --                  --         --      --                  (1)        --      --
   --------------      ----    ----       --------------      ----    ----       ----------------    ----    ----
              --         --      --                   1         --      --                  --         --      --
   --------------      ----    ----       --------------      ----    ----       ---------------     ----    ----
              (1)        --      --                  --         --      --                  (1)        --      --
               6         --      --                   2         --      --                 (11)        --      --
   ---------------     ----    ----       --------------      ----    ----       ---------------     ----    ----
               5         --      --                   2         --      --                 (12)        --      --
   ---------------     ----    ----       --------------      ----    ----       ---------------     ----    ----
               5         --      --                   3         --      --                 (12)        --      --
   ---------------     ----    ----       --------------      ----    ----       ---------------     ----    ----
             109         --      --                 157         --      --                 250         --      --
             156         --      --                 136         --      --                 623         --      --
               1         --      --                  (3)        --      --                  (2)        --      --
              --         --      --                   1         --      --                  --         --      --
              --         --      --                  --         --      --                  --         --      --
              --         --      --                  --         --      --                  --         --      --
              (6)        --      --                  (7)        --      --                 (13)        --      --
              --         --      --                  --         --      --                  --         --      --
              (1)        --      --                  (1)        --      --                  (2)        --      --
   ----------------    ----    ----       ----------------    ----    ----       ----------------    ----    ----
             259         --      --                 283         --      --                 856         --      --
   ---------------     ----    ----       ---------------     ----    ----       ---------------     ----    ----
             264         --      --                 286         --      --                 844         --      --
              --         --      --                  --         --      --                  --         --      --
   ---------------     ----    ----       ---------------     ----    ----       ---------------     ----    ----
   $         264       $ --    $ --       $         286       $ --    $ --       $         844       $ --    $ --
   ===============     ====    ====       ===============     ====    ====       ===============     ====    ====
              --         --      --                  --         --      --                  --         --      --
      24,053.408         --      --          28,040.816         --      --          87,549.532         --      --
   $   10.925142       $ --    $ --       $   10.154694       $ --    $ --       $    9.594712       $ --    $ --
   $   10.960002       $ --    $ --       $   10.187114       $ --    $ --       $    9.625377       $ --    $ --

    The accompanying notes are an integral part of the financial statements.

                        RELIASTAR SELECT*VARIABLE ACCOUNT
                      COMBINED STATEMENTS OF OPERATIONS AND
                   CHANGES IN POLICYOWNERS' EQUITY, CONTINUED
              For the years ended December 31, 1997, 1996 and 1995
                                 (In Thousands)



                                                                                      JANUS ASPEN SERIES
                                                                                  WORLDWIDE GROWTH PORTFOLIO
                                                                              -----------------------------------
                                                                                    1997            1996    1995
                                                                              --------------       ------  ------
Net investment income:
 Reinvested dividend income ............................................      $            5        $ --     $ --
 Reinvested capital gains ..............................................                  --          --       --
 Administrative expenses ...............................................                  (3)         --       --
                                                                              --------------        ----     ----
   Net investment income (loss) and capital gains ......................                   2          --       --
                                                                              --------------        ----     ----
Realized and unrealized gains (losses):
 Net realized gains (losses) on redemptions of fund shares .............                  --          --       --
 (Decrease) increase in unrealized appreciation of investments .........                 (16)         --       --
                                                                              --------------        ----     ----
   Net realized and unrealized (losses) gains ..........................                 (16)         --       --
                                                                              --------------        ----     ----
   Additions (reductions) from operations ..............................                 (14)         --       --
                                                                              --------------        ----     ----
Policy Owners' transactions:
 Net premium payments ..................................................                 906          --       --
 Transfers from (to) fixed account .....................................               1,582          --       --
 Policy loans ..........................................................                  (4)         --       --
 Loan collateral interest crediting ....................................                  --          --       --
 Surrenders ............................................................                  (1)         --       --
 Death benefits ........................................................                  --          --       --
 Cost of insurance charges .............................................                 (49)         --       --
 Death benefit guarantee charges .......................................                  --          --       --
 Monthly expense charges ...............................................                  (7)         --       --
                                                                              --------------        ----     ----
   Additions for policy owners' transactions ...........................               2,427          --       --
                                                                              --------------        ----     ----
   Net additions for the year ..........................................               2,413          --       --
Policy Owners' Equity, beginning of the year ...........................                  --          --       --
                                                                              --------------        ----     ----
Policy Owners' Equity, end of the year .................................      $        2,413        $ --     $ --
                                                                              ==============        ====     ====
Units Outstanding, beginning of the year ...............................                  --          --       --
Units Outstanding, end of the year .....................................         245,314.904          --       --
Net Asset Value per Unit:
 Select*Life I .........................................................      $     9.804994        $ --     $ --
 Select*Life Series 2000 ...............................................      $     9.836310        $ --     $ --

    The accompanying notes are an integral part of the financial statements.

                      COMBINED STATEMENTS OF OPERATIONS AND
                   CHANGES IN POLICYOWNERS' EQUITY, CONTINUED


          NEUBERGER&BERMAN                       NEUBERGER&BERMAN
      ADVISERS MANAGEMENT TRUST              ADVISERS MANAGEMENT TRUST              NORTHSTAR VARIABLE TRUST
   LIMITED MATURITY BOND PORTFOLIO              PARTNERS PORTFOLIO                      GROWTH PORTFOLIO
   ---------------------------------       ---------------------------------       --------------------------------
         1997           1996    1995            1997            1996    1995           1997            1996    1995
   --------------       ----    ----       --------------       ----    ----       -------------       ----    ----
   $           --       $ --    $ --       $           --       $ --    $ --       $           1       $ --    $ --
               --         --      --                   --         --      --                   7         --      --
               --         --      --                   (2)        --      --                  (1)        --      --
   --------------       ----    ----       --------------       ----    ----       -------------       ----    ----
               --         --      --                   (2)        --      --                   7         --      --
   --------------       ----    ----       --------------       ----    ----       -------------       ----    ----
               --         --      --                    3         --      --                   1         --      --
                7         --      --                   20         --      --                 (13)        --      --
   --------------       ----    ----       --------------       ----    ----       -------------       ----    ----
                7         --      --                   23         --      --                 (12)        --      --
   --------------       ----    ----       --------------       ----    ----       -------------       ----    ----
                7         --      --                   21         --      --                  (5)        --      --
   --------------       ----    ----       --------------       ----    ----       -------------       ----    ----
              209         --      --                  484         --      --                 187         --      --
              896         --      --                1,288         --      --                 497         --      --
               (2)        --      --                   (2)        --      --                  (2)        --      --
               --         --      --                    1         --      --                  --         --      --
               --         --      --                   (2)        --      --                  (1)        --      --
               --         --      --                   --         --      --                  --         --      --
               (6)        --      --                  (26)        --      --                 (10)        --      --
               --         --      --                   --         --      --                  --         --      --
               (1)        --      --                   (3)        --      --                  (1)        --      --
   --------------       ----    ----       --------------       ----    ----       -------------       ----    ----
            1,096         --      --                1,740         --      --                 670         --      --
   --------------       ----    ----       --------------       ----    ----       -------------       ----    ----
            1,103         --      --                1,761         --      --                 665         --      --
               --         --      --                   --         --      --                  --         --      --
   --------------       ----    ----       --------------       ----    ----       -------------       ----    ----
   $        1,103       $ --    $ --       $        1,761       $ --    $ --       $         665       $ --    $ --
   ==============       ====    ====       ==============       ====    ====       =============       ====    ====
               --         --      --                   --         --      --                  --         --      --
      107,550.694         --      --          170,599.212         --      --          65,399.595         --      --
   $    10.221530       $ --    $ --       $    10.292965       $ --    $ --       $   10.156905       $ --    $ --
   $    10.254171       $ --    $ --       $    10.325813       $ --    $ --       $   10.189337       $ --    $ --

    The accompanying notes are an integral part of the financial statements.

                     RELIASTAR SELECT*LIFE VARIABLE ACCOUNT
                      COMBINED STATEMENTS OF OPERATIONS AND
                   CHANGES IN POLICYOWNERS' EQUITY, CONTINUED

              For the years ended December 31, 1997, 1996 and 1995
                                 (In Thousands)

                                                                                  NORTHSTAR VARIABLE TRUST
                                                                                 HIGH YIELD BOND PORTFOLIO
                                                                              ---------------------------------
                                                                                   1997           1996     1995
                                                                              --------------      ----     ----
Net investment income:
 Reinvested dividend income ............................................      $          1        $ --     $ --
 Reinvested capital gains ..............................................                --          --       --
 Administrative expenses ...............................................                --          --       --
                                                                              --------------      ----     ----
  Net investment income (loss) and capital gains .......................                 1          --       --
                                                                              --------------      ----     ----
Realized and unrealized gains (losses):
 Net realized gains (losses) on redemptions of fund shares .............                --          --       --
 (Decrease) increase in unrealized appreciation of investments .........                (1)         --       --
                                                                              --------------      ----     ----
   Net realized and unrealized (losses) gains ..........................                (1)         --       --
                                                                              --------------      ----     ----
   Additions (reductions) from operations ..............................                --          --       --
                                                                              --------------      ----     ----
Policy Owners' transactions:
 Net premium payments ..................................................                52          --       --
 Transfers from (to) fixed account .....................................                 9          --       --
 Policy loans ..........................................................                (2)         --       --
 Loan collateral interest crediting ....................................                --          --       --
 Surrenders ............................................................                --          --       --
 Death benefits ........................................................                --          --       --
 Cost of insurance charges .............................................                (2)         --       --
 Death benefit guarantee charges .......................................                --          --       --
 Monthly expense charges ...............................................                --          --       --
                                                                              --------------      ----     ----
  Additions for policy owners' transactions ............................                57          --       --
                                                                              --------------      ----     ----
  Net additions for the year ...........................................                57          --       --
Policy Owners' Equity, beginning of the year ...........................                --          --       --
                                                                              --------------      ----     ----
Policy Owners' Equity, end of the year .................................      $         57        $ --     $ --
                                                                              ==============      ====     ====
Units Outstanding, beginning of the year ...............................                --          --       --
Units Outstanding, end of the year .....................................         5,488.146          --       --
Net Asset Value per Unit:
 Select*Life I .........................................................      $  10.373728        $ --     $ --
 Select*Life Series 2000 ...............................................      $  10.406855        $ --     $ --

   The accompanying notes are an integral part of the financial statements.

                      COMBINED STATEMENTS OF OPERATIONS AND
                   CHANGES IN POLICYOWNERS' EQUITY, CONTINUED

        NORTHSTAR VARIABLE TRUST                 NORTHSTAR VARIABLE TRUST              NORTHSTAR VARIABLE TRUST
        INCOME & GROWTH PORTFOLIO              INTERNATIONAL VALUE PORTFOLIO          MULTI-SECTOR BOND PORTFOLIO
--------------------------------------------    ---------------------------   --------------------------------------------
    1997             1996           1995           1997         1996   1995       1997            1996           1995
------------    ------------    ------------    ------------    ----   ----   ------------    ------------    ------------
$         36    $         13    $          2    $          1   $--    $--     $         34    $         14    $          6
           9              38               2            --      --     --                3               5            --
          (5)             (3)           --              --      --     --               (3)             (1)             (1)
------------    ------------    ------------    ------------    ----   ----   ------------    ------------    ------------
          40              48               4               1    --     --               34              18               5
------------    ------------    ------------    ------------    ----   ----   ------------    ------------    ------------
           3               2            --              --      --     --                2               1            --
          83              (2)              1            --      --     --              (12)              3            --
------------    ------------    ------------    ------------    ----   ----   ------------    ------------    ------------
          86            --                 1            --      --     --              (10)              4            --
------------    ------------    ------------    ------------    ----   ----   ------------    ------------    ------------
         126              48               5               1    --     --               24              22               5
------------    ------------    ------------    ------------    ----   ----   ------------    ------------    ------------
         826             413              71             144    --     --              296             124              36
          47              68              37             258    --     --               42              52              77
         (11)           --              --              --      --     --               (8)           --              --
------------    ------------    ------------    ------------    ----   ----   ------------    ------------    ------------
         (21)           --              --                (2)   --     --              (13)           --              --
          (1)           --              --              --      --     --               (1)           --              --
         (96)            (39)             (5)             (8)   --     --              (41)            (15)             (4)
------------    ------------    ------------    ------------    ----   ----   ------------    ------------    ------------
         (19)             (7)             (1)             (1)   --     --               (5)             (2)           --
------------    ------------    ------------    ------------    ----   ----   ------------    ------------    ------------
         725             435             102             391    --     --              270             159             109
------------    ------------    ------------    ------------    ----   ----   ------------    ------------    ------------
         851             483             107             392    --     --              294             181             114
         590             107            --              --      --     --              295             114            --
------------    ------------    ------------    ------------    ----   ----   ------------    ------------    ------------
$      1,441    $        590    $        107    $        392   $--    $--     $        589    $        295    $        114
============    ============    ============    ============    ====   ====   ============    ============    ============
  42,551.251       8,746.326            --               --     --     --       22,576.638       9,904.096             --
  90,105.753      42,551.251       8,746.326      38,707.007    --     --       41,273.079      22,576.638       9,904.096
$  10.383806    $        --     $       --      $  10.097293   $--    $--     $  10.240441    $        --     $       --
$  16.036372    $        --     $       --      $  10.129526   $--    $--     $  14.264010    $        --     $       --

    The accompanying notes are an integral part of the financial statements.

                     RELIASTAR SELECT*LIFE VARIABLE ACCOUNT
                      COMBINED STATEMENTS OF OPERATIONS AND
                   CHANGES IN POLICYOWNERS' EQUITY, CONTINUED
              For the years ended December 31, 1997, 1996 and 1995
                                 (In Thousands)

                                                                                   OCC ACCUMULATION TRUST
                                                                                      EQUITY PORTFOLIO
                                                                           ---------------------------------------
                                                                                   1997            1996      1995
                                                                           --------------------   ------   -------
Net investment income:
 Reinvested dividend income ............................................      $          --        $ --     $ --
 Reinvested capital gains ..............................................                 --          --       --
 Administrative expenses ...............................................                 --          --       --
                                                                              --------------       ----     ----
   Net investment income (loss) and capital gains ......................                 --          --       --
                                                                              --------------       ----     ----
Realized and unrealized gains (losses):
 Net realized gains (losses) on redemptions of fund shares .............                  1          --       --
 Increase (decrease) in unrealized appreciation of investments .........                  8          --       --
                                                                              --------------       ----     ----
   Net realized and unrealized gains (losses) ..........................                  9          --       --
                                                                              --------------       ----     ----
   Additions (reductions) from operations ..............................                  9          --       --
                                                                              --------------       ----     ----
Policy Owners' transactions:
 Net premium payments ..................................................                 52          --       --
 Transfers from (to) fixed account .....................................                151          --       --
 Policy loans ..........................................................                 (2)         --       --
 Loan collateral interest crediting ....................................                 --          --       --
 Surrenders ............................................................                 --          --       --
 Death benefits ........................................................                 --          --       --
 Cost of insurance charges .............................................                 (2)         --       --
 Death benefit guarantee charges .......................................                 --          --       --
 Monthly expense charges ...............................................                 --          --       --
                                                                              ---------------      ----     ----
   Additions for policy owners' transactions ...........................                199          --       --
                                                                              ---------------      ----     ----
   Net additions for the year ..........................................                208          --       --
Policy Owners' Equity, beginning of the year ...........................                 --          --       --
                                                                              ---------------      ----     ----
Policy Owners' Equity, end of the year .................................      $         208        $ --     $ --
                                                                              ===============      ====     ====
Units Outstanding, beginning of the year ...............................                 --          --       --
Units Outstanding, end of the year .....................................         19,312.138          --       --
Net Asset Value per Unit:
 Select*Life I .........................................................      $   10.719660        $ --     $ --
 Select*Life Series 2000 ...............................................      $   10.753858        $ --     $ --

    The accompanying notes are an integral part of the financial statements.

                      COMBINED STATEMENTS OF OPERATIONS AND
                   CHANGES IN POLICYOWNERS' EQUITY, CONTINUED

       OCC ACCUMULTION TRUST                 OCC ACCUMULATION TRUST                 OCC ACCUMULATION TRUST
      GLOBAL EQUITY PORTFOLIO                   MANAGED PORTFOLIO                     SMALL CAP PORTFOLIO
------------------------------------  -------------------------------------  -------------------------------------
        1997           1996    1995             1997           1996    1995            1997           1996     1995
--------------------  ------  ------   ---------------------  ------  ------   --------------------  ------  -------
   $           1       $ --    $ --       $           --       $ --    $ --       $          --       $ --    $ --
              14         --      --                   --         --      --                  --         --      --
              (1)        --      --                   (1)        --      --                  (1)        --      --
   ----------------    ----    ----       -----------------    ----    ----       ----------------    ----    ----
              14         --      --                   (1)        --      --                  (1)        --      --
   ---------------     ----    ----       -----------------    ----    ----       ----------------    ----    ----
              (1)        --      --                   --         --      --                  --         --      --
             (29)        --      --                    7         --      --                  (4)        --      --
   ---------------     ----    ----       ----------------     ----    ----       ----------------    ----    ----
             (30)        --      --                    7         --      --                  (4)        --      --
   ---------------     ----    ----       ----------------     ----    ----       ----------------    ----    ----
             (16)        --      --                    6         --      --                  (5)        --      --
   ---------------     ----    ----       ----------------     ----    ----       ----------------    ----    ----
              51         --      --                  357         --      --                 254         --      --
             272         --      --                  804         --      --                 420         --      --
               1         --      --                   (1)        --      --                  --         --      --
              --         --      --                   --         --      --                  --         --      --
              --         --      --                   --         --      --                  --         --      --
              --         --      --                   --         --      --                  --         --      --
              (5)        --      --                  (16)        --      --                 (10)        --      --
              --         --      --                   --         --      --                  --         --      --
              (1)        --      --                   (1)        --      --                  (1)        --      --
   ----------------    ----    ----       -----------------    ----    ----       ----------------    ----    ----
             318         --      --                1,143         --      --                 663         --      --
   ---------------     ----    ----       ----------------     ----    ----       ---------------     ----    ----
             302         --      --                1,149         --      --                 658         --      --
              --         --      --                   --         --      --                  --         --      --
   ---------------     ----    ----       ----------------     ----    ----       ---------------     ----    ----
   $         302       $ --    $ --       $        1,149       $ --    $ --       $         658       $ --    $ --
   ===============     ====    ====       ================     ====    ====       ===============     ====    ====
              --         --      --                   --         --      --                  --         --      --
      31,784.854         --      --          112,854.997         --      --          64,284.089         --      --
   $    9.487891       $ --    $ --       $    10.143089       $ --    $ --       $   10.220080       $ --    $ --
   $    9.518205       $ --    $ --       $    10.175476       $ --    $ --       $   10.252721       $ --    $ --

    The accompanying notes are an integral part of the financial statements.

                     RELIASTAR SELECT*LIFE VARIABLE ACCOUNT
                      COMBINED STATEMENTS OF OPERATIONS AND
                   CHANGES IN POLICYOWNERS' EQUITY, CONTINUED
              For the years ended December 31, 1997, 1996 and 1995
                                 (In Thousands)

                                                                                                PUTNAM VT
                                                                                        ASIA PACIFIC GROWTH FUND
                                                                         -------------------------------------------------------
                                                                                  1997               1996             1995
                                                                         --------------------- ---------------- ----------------
Net investment income:
 Reinvested dividend income ............................................    $           39       $         8      $       --
 Reinvested capital gains ..............................................                --                --              --
 Administrative expenses ...............................................               (15)               (8)             (1)
                                                                            --------------       --------------   -------------
   Net investment income (loss) and capital gains ......................                24                --              (1)
                                                                            --------------       -------------    -------------
Realized and unrealized gains (losses):
 Net realized gains (losses) on redemptions of fund shares .............                 4                14              --
 (Decrease) increase in unrealized appreciation of investments .........              (410)               54               8
                                                                            --------------       -------------    ------------
   Net realized and unrealized (losses) gains ..........................              (406)               68               8
                                                                            --------------       -------------    ------------
   (Reductions) additions from operations ..............................              (382)               68               7
                                                                            --------------       -------------    ------------
Policy Owners' transactions:
 Net premium payments ..................................................             1,417             1,193             251
 Transfers (to) from Fixed Account .....................................              (122)              204              68
 Policy loans ..........................................................                (9)               (2)             --
 Loan collateral interest crediting ....................................                --                --              --
 Surrenders ............................................................               (24)               (5)             --
 Death benefits ........................................................                (2)               --              --
 Cost of insurance charges .............................................              (194)             (130)            (22)
 Death benefit guarantee charges .......................................                --                --              --
 Monthly expense charges ...............................................               (34)              (21)             (3)
                                                                            ----------------     -------------    ------------
   Additions for policy owners' transactions ...........................             1,032             1,239             294
                                                                            ----------------     -------------    ------------
   Net additions for the year ..........................................               650             1,307             301
Policy Owners' Equity, beginning of the year ...........................             1,608               301              --
                                                                            ----------------     -------------    ------------
Policy Owners' Equity, end of the year .................................    $        2,258       $     1,608      $      301
                                                                            ================     =============    ============
Units Outstanding, beginning of the year ...............................       144,086.091        29,436.771              --
Units Outstanding, end of the year .....................................       236,947.013       144,086.091      29,436.771
Net Asset Value per Unit:
 Select*Life I .........................................................    $           --       $        --      $       --
 Select*Life Series 2000 ...............................................    $     9.525464       $        --      $       --

    The accompanying notes are an integral part of the financial statements.

                      COMBINED STATEMENTS OF OPERATIONS AND
                   CHANGES IN POLICYOWNERS' EQUITY, CONTINUED

                   PUTNAM VT                                         PUTNAM VT
            DIVERSIFIED INCOME FUND                           GROWTH AND INCOME FUND
----------------------------------------------      ------------------------------------------------
      1997            1996           1995                 1997              1996           1995
--------------  --------------  --------------      ----------------  --------------  --------------
$          86   $          63   $          16       $           283   $         117   $          32
           14              --              --                   690             204              18
          (13)            (10)             (4)                 (120)            (60)            (19)
--------------  --------------  --------------      ----------------  --------------  --------------
           87              53              12                   853             261              31
--------------  --------------  --------------      ----------------  --------------  --------------
           16              10               2                   123             125              17
            6              25              63                 2,475           1,043             529
--------------  --------------  --------------      ----------------  --------------  --------------
           22              35              65                 2,598           1,168             546
--------------  --------------  --------------      ----------------  --------------  --------------
          109              88              77                 3,451           1,429             577
--------------  --------------  --------------      ----------------  --------------  --------------
          785             696             391                10,331           6,047           2,526
         (100)            (65)            172                 1,033           1,274             490
          (10)             (4)             (4)                  (71)            (38)            (10)
           --              --              --                     3               1              --
          (27)            (17)             (4)                 (288)           (109)            (13)
           (3)             (1)             (2)                  (27)             (5)             (2)
         (130)            (92)            (55)               (1,524)           (784)           (296)
           --              (1)             --                    (4)             (2)             (1)
          (21)            (15)             (9)                 (252)           (130)            (53)
--------------  --------------  --------------      ----------------  --------------  --------------
          494             501             489                 9,201           6,254           2,641
--------------  --------------  --------------      ----------------  --------------  --------------
          603             589             566                12,652           7,683           3,218
        1,395             806             240                11,547           3,864             646
--------------  --------------  --------------      ----------------  --------------  --------------
$       1,998   $       1,395   $         806       $        24,199   $      11,547   $       3,864
==============  ==============  ==============      ================  ==============  ==============
  112,611.941      70,401.445      25,076.593           691,973.875     282,045.753      64,421.965
  150,285.794     112,611.941      70,401.445         1,169,049.817     691,973.875     282,045.753
$   13.418177   $   12.597066   $   11.671211       $     20.529605   $   16.669506   $   13.783753
$   13.290543   $          --   $          --       $     20.717931   $          --   $          --


                             [WIDE TABLE CONTINUED]

                  PUTNAM VT
            NEW OPPORTUNITIES FUND
-----------------------------------------------
     1997              1996             1995
----------------  --------------  -------------

$            --   $          --   $         --
             --              --             --
            (92)            (44)            (4)
----------------  --------------  -------------
            (92)            (44)            (4)
----------------  --------------  -------------
            239              99             22
          3,361             (86)           120
----------------  --------------  -------------
          3,600              13            142
----------------  --------------  -------------
          3,508             (31)           138
----------------  --------------  -------------
         11,656           8,025          1,072
           (862)          1,664            375
           (100)             (8)            (4)
              1              --             --
           (271)            (64)            (1)
             (8)           --               --
         (1,770)           (804)           (80)
           --              --               --
           (343)           (154)           (15)
----------------  --------------  -------------
          8,303           8,659          1,347
----------------  --------------  -------------
         11,811           8,628          1,485
         10,113           1,485             --
----------------  --------------  -------------
$        21,924   $      10,113   $      1,485
================  ==============  =============
    681,263.859     110,223.166             --
  1,197,940.702     681,263.859    110,223.166
$            --   $          --   $         --
$     18.301715   $          --   $         --

    The accompanying notes are an integral part of the financial statements.

                        RELIASTAR SELECT*VARIABLE ACCOUNT
                      COMBINED STATEMENTS OF OPERATIONS AND
                   CHANGES IN POLICYOWNERS' EQUITY, CONTINUED
              For the years ended December 31, 1997, 1996 and 1995
                                 (In Thousands)

                                                                                         PUTNAM VT
                                                                               UTILITIES GROWTH AND INCOME FUND
                                                                    ------------------------------------------------
                                                                           1997            1996            1995
                                                                    ---------------  ---------------  --------------
Net investment income:
 Reinvested dividend income ......................................  $           61   $           41   $          32
 Reinvested capital gains ........................................              84               --              --
 Administrative expenses .........................................             (14)             (11)             (7)
                                                                    ---------------  ---------------  --------------
   Net investment income (loss) and capital gains ................             131               30              25
                                                                    ---------------  ---------------  --------------
Realized and unrealized gains (losses):
 Net realized gains (losses) on redemptions of fund shares .......              40               71              20
 Increase (decrease) in unrealized appreciation of investments                 338               83             161
                                                                    ---------------  ---------------  --------------
   Net realized and unrealized gains (losses) ....................             378              154             181
                                                                    ---------------  ---------------  --------------
   Additions (reductions) from operations ........................             509              184             206
                                                                    ---------------  ---------------  --------------
Policy Owners' transactions:
 Net premium payments ............................................             903              663             505
 Transfers from (to) fixed account ...............................              50             (104)            (40)
 Policy loans ....................................................             (17)             (36)             (1)
 Loan collateral interest crediting ..............................               1                1              --
 Surrenders ......................................................             (24)             (35)             (9)
 Death benefits ..................................................              (3)              (4)             --
 Cost of insurance charges .......................................            (168)            (117)            (80)
 Death benefit guarantee charges .................................              (1)              (1)             (1)
 Monthly expense charges .........................................             (26)             (19)            (13)
                                                                    ---------------  ---------------  --------------
   Additions for policy owners' transactions .....................             715              348             361
                                                                    ---------------  ---------------  --------------
   Net additions for the year ....................................           1,224              532             567
Policy Owners' Equity, beginning of the year .....................           1,547            1,015             448
                                                                    ---------------  ---------------  --------------
Policy Owners' Equity, end of the year ...........................  $        2,771   $        1,547   $       1,015
                                                                    ===============  ===============  ==============
Units Outstanding, beginning of the year .........................     107,970.108       81,748.531      46,807.467
Units Outstanding, end of the year ...............................     152,514.030      107,970.108      81,748.531
Net Asset Value per Unit:
 SELECT*LIFE I ...................................................  $    18.375382   $    14.583970   $   12.696559
 SELECT*LIFE Series 2000 .........................................  $    18.153329   $           --   $          --

    The accompanying notes are an integral part of the financial statements.

                      COMBINED STATEMENTS OF OPERATIONS AND
                   CHANGES IN POLICYOWNERS' EQUITY, CONTINUED

               PUTNAM VT                                     SELECT CAPITAL             SELECT MANAGED
             VOYAGER FUND                                   GROWTH FUND, INC.             FUND, INC.
-------------------------------------------------   -----------------------------  ------------------------
      1997              1996             1995        1997   1996         1995       1997  1996       1995
---------------  ----------------  --------------   ------ ------  --------------  -----  ----  ------------
$            68  $             48  $           10   $ --   $ --    $          --   $ --   $ --  $         --
          1,472               811              77     --     --               --     --     --            --
           (284)             (171)            (56)    --     --               (6)    --     --           (12)
---------------  ----------------  --------------   ----   ----    --------------  ----   ----  ------------
          1,256               688              31     --     --               (6)    --     --           (12)
---------------  ----------------  --------------   ----   ----    --------------  ----   ----  ------------
            218               169              28     --     --             (138)    --     --           (17)
          7,940               921           1,951     --     --              217     --     --           170
---------------  ----------------  --------------   ----   ----    --------------  ----   ----  ------------
          8,158             1,090           1,979     --     --               79     --     --           153
---------------  ----------------  --------------   ----   ----    --------------  ----   ----  ------------
          9,414             1,778           2,010     --     --               73     --     --           141
---------------  ----------------  --------------   ----   ----    --------------  ----   ----  ------------
         20,897            16,198           7,418     --     --              123     --     --           188
            169             2,466             947     --     --           (2,420)    --     --        (4,589)
           (263)             (187)            (31)    --     --               (5)    --     --           (21)
             16                 6              --     --     --                2     --     --             5
           (969)             (395)            (81)    --     --              (45)    --     --           (25)
            (40)               (6)             --     --     --               (1)    --     --            --
         (3,626)           (2,268)           (902)    --     --              (53)    --     --           (94)
            (12)               (8)             (3)    --     --               (3)    --     --            (5)
           (683)             (430)           (189)    --     --               (7)    --     --           (13)
---------------  ----------------  --------------   ----   ----    --------------  ----   ----  ------------
         15,489            15,376           7,159     --     --           (2,409)    --     --        (4,554)
---------------  ----------------  --------------   ----   ----    --------------  ----   ----  ------------
         24,903            17,154           9,169     --     --           (2,336)    --     --        (4,413)
         28,364            11,210           2,041     --     --            2,336     --     --         4,413
---------------  ----------------  --------------   ----   ----    --------------  ----   ----  -------------
$        53,267  $         28,364  $       11,210   $ --   $ --    $          --   $ --   $ --  $         --
===============  ================  ==============   ====   ====    ==============  ====   ====  ============
  1,750,710.230       781,013.273     199,880.663     --     --      157,399.779     --     --    286,168.977
  2,601,649.957     1,750,710.230     781,013.273     --     --               --     --     --            --
$     20.608071  $      16.420248  $    14.653218   $ --   $ --    $          --   $ --   $ --  $         --
$     20.460670  $             --  $           --   $ --   $ --    $          --   $ --   $ --  $         --

    The accompanying notes are an integral part of the financial statements.

                     RELIASTAR SELECT*LIFE VARIABLE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION:

   ReliaStar SELECT*LIFE Variable Account (the "Account") is a separate account of ReliaStar Life Insurance Company ("ReliaStar Life"), a wholly owned subsidiary of ReliaStar Financial Corp. (formerly The NWNL Companies, Inc.). The Account is registered as a unit investment trust under the Investment Company Act of 1940.

   Payments received under the polices are allocated to sub-accounts of the Account, each of which is invested in one of the following funds during the year:

                                 FIDELITY'S VARIABLE
THE ALGER AMERICAN FUND          INSURANCE PRODUCTS FUND
------------------------------   ------------------------
Growth Portfolio                 VIP Equity-Income
MidCap Growth Portfolio           Portfolio
Small Capitalization Portfolio   VIP Growth Portfolio
                                 VIP High Income
                                  Portfolio
                                 VIP Money Market
                                  Portfolio
                                 VIP Overseas Portfolio

FIDELITY'S VARIABLE
INSURANCE PRODUCTS FUND II
-------------------------------
VIP II Asset Manager Portfolio
VIP II Contrafund Portfolio
VIP II Index 500 Portfolio
VIP II Investment Grade Bond
 Portfolio


                                      NEUBERGER&BERMAN
                                    ADVISERS MANAGEMENT
JANUS ASPEN SERIES                         TRUST
----------------------------------- --------------------
   Aggressive Growth Portfolio      Limited Maturity
                                    Bond Portfolio
   Growth Portfolio                 Partners Portfolio
   International Growth Portfolio
   Worldwide Growth Portfolio


NORTHSTAR VARIABLE TRUST         OCC ACCUMULATION TRUST
-------------------------------  -------------------------
Northstar Variable Trust         Equity Portfolio
 Growth Portfolio                Global Equity Portfolio
Northstar Variable Trust         Managed Portfolio
 High Yield Bond Portfolio       Small Capitalization
Northstar Variable Trust          Portfolio
 Income & Growth Portfolio
Northstar Variable Trust
 International Value Portfolio
Northstar Variable Trust
 Multi-Sector Bond Portfolio

PUTNAM VARIABLE TRUST
----------------------------------
Putnam VT Asia Pacific Growth
 Fund
Putnam VT Diversified Income Fund
 Fund
Putnam VT Growth and Income
 Funds
Putnam VT New Opportunities Fund
Putnam VT Utilities Growth and
 Income Fund
Putnam VT Voyager Fund


   Fred Alger Management, Inc. is the investment adviser for the three portfolios of The Alger American Fund and is paid fees for its services by The Alger American Funds Portfolios. Fidelity Management & Research Company is the investment adviser for Fidelity Variable Insurance Products Fund (VIP) and Variable Insurance Products Fund II (VIP II) and is paid for its services by the VIP and VIP II Portfolios. Janus Capital Corporation is the investment adviser for the four portfolios of Janus Aspen Series and is paid fees for its services by the Janus Aspen Series Portfolios. Neuberger&Berman Management is the investment manager for the two portfolios of the Advisers Management Trust and is paid fees for its services by the funds. Northstar Investment Management Corporation, an affiliate of ReliaStar Life, is the investment adviser for the five Northstar Variable Trust Portfolios and is paid fees for its services by the Portfolios. OpCap Advisors is the investment adviser for the four Portfolios of the OCC Accumulation Trust and is paid fees for its services by the OCC Accumulation Trust Funds. Putnam Investment Management, Inc. is the investment adviser for Putnam Variable Trust and is paid fees for its services by Putnam Variable Trust. See the related

                     RELIASTAR SELECT*LIFE VARIABLE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

   funds' prospectuses for further information. On May 3, 1993, ReliaStar Life added the sub-accounts investing in shares of Index 500 Portfolio. On January 1, 1994, sub-accounts investing in Putnam VT Diversified Income Fund, Putnam VT Growth and Income Fund, Putnam VT Utilities Growth and Income Fund and Putnam VT Voyager Fund were made available through the SELECT*LIFE Series 2000 policies and on May 2, 1994, sub-accounts investing in Putnam Variable Trust were made available to SELECT*LIFE I policies. On December 30, 1994, sub-accounts investing in the Northstar Variable Trust Portfolios were made available to SELECT*LIFE Series 2000 policies. On April 30, 1995, sub-accounts investing in the VIP II Contrafund Portfolio, Putnam VT Asia Pacific Growth Fund and Putnam VT New Opportunities Fund were made available to SELECT*LIFE Series 2000 policies. On August 8, 1997, sub-accounts investing in Northstar Variable Trust Growth Portfolio, Northstar Variable Trust High Yield Bond Portfolio, Northstar Variable Trust International Value Portfolio, Alger American, Janus Aspen Series, OCC Accumulation Trust, and Neuberger&Berman Advisers Management Trust were made available to SELECT*LIFE policies.


2. SIGNIFICANT ACCOUNTING POLICIES:

   SECURITIES VALUATION TRANSACTIONS AND RELATED INVESTMENT INCOME:

   The market value of investments in the sub-accounts is based on the closing net asset values of the fund shares held at the end of the year. Investment transactions are accounted for on the trade date (date the order to purchase or redeem is executed) and dividend income and capital gain distributions are recorded on the ex-dividend date. Net realized gains and losses on redemptions of shares of the funds are determined on the basis of specific identification of fund share costs.


3. FEDERAL INCOME TAXES:

   Under current tax law, the income, gains, and losses from the separate account investments are not taxable to either the Account or ReliaStar Life.


4. POLICY CHARGES:

   Certain charges are made by ReliaStar Life to Policy Owners' Variable Accumulation Values in the Account in accordance with the terms of the policies. These charges may include: cost of insurance, computed as set forth in the policies; a monthly expense charge as set forth in the policies: death benefit guarantee charge; optional insurance benefit charges based upon the policy terms for optional benefits; and surrender charges and sales charge refunds, as set forth in the policies.


5. RELIASTAR LIFE'S SELECT FUNDS:

   On May 1, 1995, Select Capital Growth Fund, Inc. ("SCG") and Select Managed Fund, Inc. ("SMF") were liquidated, and Policy Owners' values in the sub-accounts investing in SCG and SMF were transferred to the sub-accounts investing in shares of the VIP Growth Portfolio and VIP II Asset Manager Portfolio, respectively.

                     RELIASTAR SELECT*LIFE VARIABLE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

6. INVESTMENTS:

   For the year ended December 31, 1997, investment activity in the funds was as follows (in thousands):


                                                           COST OF     PROCEEDS
INVESTING FUND                                            PURCHASES   FROM SALES
--------------------------------------------------------- ----------  ----------
The Alger American Fund:
 Alger American Growth Portfolio ........................  $    357   $    17
 Alger American MidCap Growth Portfolio .................       449        62
 Alger American Small Capitalization ....................       797       128
Fidelity's Variable Insurance Products Fund (VIP) and
Variable Insurance Products Fund II (VIP II):
 VIP Equity-Income Portfolio ............................    17,209     3,724
 VIP Growth Portfolio ...................................    14,861     3,669
 VIP High Income Portfolio ..............................     4,899     1,841
 VIP Money Market Portfolio .............................    13,314    10,148
 VIP Overseas Portfolio .................................     7,101     2,652
 VIP II Asset Manager Portfolio .........................     7,510     2,241
 VIP II Contrafund Portfolio ............................    11,409       333
 VIP II Index 500 Portfolio .............................    12,251       895
 VIP II Investment Grade Bond Portfolio .................       910       369
Janus Aspen Series:
 Aggressive Growth Portfolio ............................       346        91
 Growth Portfolio .......................................       357        74
 International Growth Portfolio .........................       905        50
 Worldwide Growth Portfolio .............................     2,520        91
Neuberger&Berman Advisers Management Trust:
 Limited Maturity Bond Portfolio ........................     1,151        55
 Partners Portfolio .....................................     1,970       232
Northstar Variable Trust:
 Northstar Variable Trust Growth Portfolio ..............       698        19
 Northstar Variable Trust High Yield Bond Portfolio .....        60         2
 Northstar Variable Trust Income & Growth Portfolio .....       810        44
 Northstar Variable Trust International Value Portfolio         397         5
 Northstar Variable Trust Multi-Sector Bond Portfolio ...       377        83
OCC Accumulation Trust:
 Equity Portfolio .......................................       217        18
 Global Equity Portfolio ................................       364        31
 Managed Portfolio ......................................     1,178        35
 Small Cap Portfolio ....................................       700        38
Putnam Variable Trust:
 Putnam VT Asia Pacific Growth Fund .....................     1,312       257
 Putnam VT Diversified Income Fund ......................       784       204
 Putnam VT Growth and Income Fund .......................    10,425       372
 Putnam VT New Opportunities Fund .......................     9,070       864
 Putnam VT Utilities Growth and Income Fund .............     1,010       170
 Putnam VT Voyager Fund .................................    17,414       674
                                                           --------   -------
 Total ..................................................  $143,132   $29,488
                                                           ========   =======

                          INDEPENDENT AUDITORS' REPORT



Board of Directors and Shareholder
ReliaStar Life Insurance Company
(A Wholly Owned Subsidiary of ReliaStar Financial Corp.)
Minneapolis, Minnesota


     We have audited the accompanying consolidated balance sheets of ReliaStar Life Insurance Company and subsidiaries (the Company) as of December 31, 1997 and 1996, and the related statements of income, shareholder's equity, and cash flows for each of the two years in the period ended December 31, 1997. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of ReliaStar Life Insurance Company and subsidiaries as of December 31, 1997 and 1996 and the results of their operations and their cash flows for each of the two years in the period ended December 31, 1997 in conformity with generally accepted accounting principles.



DELOITTE & TOUCHE LLP


Minneapolis, Minnesota
February 3, 1998

                RELIASTAR LIFE INSURANCE COMPANY AND SUBSIDIARIES
            (A WHOLLY OWNED SUBSIDIARY OF RELIASTAR FINANCIAL CORP.)

                           CONSOLIDATED BALANCE SHEETS

                                  (IN MILLIONS)

                                                                         DECEMBER 31
                                                               -------------------------------
                                                                    1997             1996
                                                               --------------   --------------
                                     ASSETS

Fixed Maturity Securities (Amortized Cost: 1997, $10,655.9;
 1996, $8,993.5) ...........................................    $  11,146.7      $   9,298.2
Equity Securities (Cost: 1997, $21.2; 1996, $32.0) .........           23.0             36.9
Mortgage Loans on Real Estate ..............................        2,270.7          1,855.4
Real Estate and Leases .....................................           74.5             77.5
Policy Loans ...............................................          663.3            549.0
Other Invested Assets ......................................           81.3             60.2
Short-Term Investments .....................................          130.3             99.3
                                                                -----------      -----------
 Total Investments .........................................       14,389.8         11,976.5
                                                                -----------      -----------
Cash .......................................................           23.5             15.9
Accounts and Notes Receivable ..............................          176.7            136.9
Reinsurance Receivable .....................................          324.4            199.0
Deferred Policy Acquisition Costs ..........................        1,091.9          1,006.0
Present Value of Future Profits ............................          480.0            220.2
Property and Equipment, Net ................................          106.3            118.2
Accrued Investment Income ..................................          200.6            164.7
Other Assets ...............................................          552.3            319.5
Participation Fund Account Assets ..........................          316.6            316.2
Assets Held in Separate Accounts ...........................        3,149.3          2,096.0
                                                                -----------      -----------
 Total Assets ..............................................    $  20,811.4      $  16,569.1
                                                                ===========      ===========
                                   LIABILITIES

Future Policy and Contract Benefits ........................    $  13,329.4      $  11,332.2
Pending Policy Claims ......................................          338.2            287.6
Other Policyholder Funds ...................................          286.5            190.6
Notes and Mortgages Payable -- Unaffiliated ................          252.7            170.8
Note Payable -- Parent .....................................          100.0            100.0
Income Taxes ...............................................          205.2            135.3
Other Liabilities ..........................................          463.0            338.4
Participation Fund Account Liabilities .....................          316.6            316.2
Liabilities Related to Separate Accounts ...................        3,143.8          2,090.5
                                                                -----------      -----------
 Total Liabilities .........................................       18,435.4         14,961.6
                                                                -----------      -----------
                              SHAREHOLDER'S EQUITY

Common Stock (Shares Issued: 2.0) ..........................            2.5              2.5
Additional Paid-In Capital .................................        1,057.4            538.9
Net Unrealized Investment Gains ............................          226.1            140.8
Retained Earnings ..........................................        1,090.0            925.3
                                                                -----------      -----------
 Total Shareholder's Equity ................................        2,376.0          1,607.5
                                                                -----------      -----------
 Total Liabilities and Shareholder's Equity ................    $  20,811.4      $  16,569.1
                                                                ===========      ===========


               The accompanying notes are an integral part of the
                       consolidated financial statements.

                RELIASTAR LIFE INSURANCE COMPANY AND SUBSIDIARIES
            (A WHOLLY OWNED SUBSIDIARY OF RELIASTAR FINANCIAL CORP.)

                       CONSOLIDATED STATEMENTS OF INCOME

                                  (IN MILLIONS)

                                                                YEAR ENDED DECEMBER 31
                                                              ---------------------------
                                                                  1997           1996
                                                              ------------   ------------
REVENUES
Premiums ..................................................     $  884.3       $  836.9
Net Investment Income .....................................      1,022.4          937.2
Realized Investment Gains, Net ............................         11.7           11.2
Policy and Contract Charges ...............................        332.9          245.9
Other Income ..............................................         89.1           81.8
                                                                --------       --------
 Total ....................................................      2,340.4        2,113.0
                                                                --------       --------
BENEFITS AND EXPENSES
Benefits to Policyholders .................................      1,370.5        1,288.3
Sales and Operating Expenses ..............................        429.0          370.3
Amortization of Deferred Policy Acquisition Costs and
 Present Value of Future Profits ..........................        146.1          113.0
Interest Expense ..........................................         19.7           16.2
Dividends and Experience Refunds to Policyholders .........         24.8           19.7
                                                                --------       --------
 Total ....................................................      1,990.1        1,807.5
                                                                --------       --------
Income before Income Taxes ................................        350.3          305.5
Income Tax Expense ........................................        123.8          105.9
                                                                --------       --------
 Net Income ...............................................     $  226.5       $  199.6
                                                                ========       ========

               The accompanying notes are an integral part of the
                       consolidated financial statements.

                RELIASTAR LIFE INSURANCE COMPANY AND SUBSIDIARIES
            (A WHOLLY OWNED SUBSIDIARY OF RELIASTAR FINANCIAL CORP.)

                 CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY

                                  (IN MILLIONS)

                                               YEAR ENDED DECEMBER 31
                                             --------------------------
                                                 1997          1996
                                             -----------   ------------
COMMON STOCK
Beginning and End of Year ................    $     2.5     $     2.5
                                              ---------     ---------
ADDITIONAL PAID-IN CAPITAL
Beginning of Year ........................        538.9         538.9
Capital Contribution from Parent .........        518.5            --
                                              ---------     ---------
 End of Year .............................      1,057.4         538.9
                                              ---------     ---------
NET UNREALIZED INVESTMENT GAINS (LOSSES)
Beginning of Year ........................        140.8         246.8
Change for the Year ......................         85.3        (106.0)
                                              ---------     ---------
 End of Year .............................        226.1         140.8
                                              ---------     ---------
RETAINED EARNINGS
Beginning of Year ........................        925.3         786.8
Net Income ...............................        226.5         199.6
Dividends to Shareholder .................        (61.8)       (61.1)
                                              ---------     ---------
 End of Year .............................      1,090.0         925.3
                                              ---------     ---------
 Total Shareholder's Equity ..............    $ 2,376.0     $ 1,607.5
                                              =========     =========

               The accompanying notes are an integral part of the
                       consolidated financial statements.

                RELIASTAR LIFE INSURANCE COMPANY AND SUBSIDIARIES
            (A WHOLLY OWNED SUBSIDIARY OF RELIASTAR FINANCIAL CORP.)

                      CONSOLIDATED STATEMENTS OF CASH FLOWS

                                  (IN MILLIONS)

                                                                               YEAR ENDED DECEMBER 31
                                                                             ---------------------------
                                                                                 1997           1996
                                                                             ------------   ------------
OPERATING ACTIVITIES
Net Income ...............................................................    $    226.5     $    199.6
Adjustments to Reconcile Net Income to Net
 Cash Provided by Operating Activities
 Interest Credited to Insurance Contracts ................................         548.9          500.1
 Future Policy Benefits ..................................................        (396.9)        (238.9)
 Capitalization of Policy Acquisition Costs ..............................        (212.7)        (196.2)
 Amortization of Deferred Policy Acquisition Costs and
   Present Value of Future Profits .......................................         146.1          113.0
 Deferred Income Taxes ...................................................           8.1           22.3
 Net Change in Receivables and Payables ..................................          30.1           47.2
 Other Assets ............................................................         (94.8)         (48.4)
 Realized Investment Gains, Net ..........................................         (11.7)         (11.2)
 Other ...................................................................           1.8            1.6
                                                                              ----------     ----------
Net Cash Provided by Operating Activities ................................         245.4          389.1
                                                                              ----------     ----------
INVESTING ACTIVITIES
Proceeds from Sales of Fixed Maturity Securities .........................         474.0          204.1
Proceeds from Maturities or Repayment of Fixed Maturity Securities .......         910.7          882.3
Cost of Fixed Maturity Securities Acquired ...............................      (1,431.6)      (1,594.7)
Sales of Equity Securities, Net ..........................................          15.9            5.6
Proceeds of Mortgage Loans Sold, Matured or Repaid .......................         350.4          483.8
Cost of Mortgage Loans Acquired ..........................................        (649.4)        (407.3)
Sales of Real Estate and Leases, Net .....................................          14.1           35.7
Policy Loans Issued, Net .................................................         (41.5)         (49.2)
Purchases of Other Invested Assets, Net ..................................         (10.1)           (.4)
Sales (Purchases) of Short-Term Investments, Net .........................         (31.0)          11.4
Cash Acquired from Contribution of Security-Connecticut ..................          10.8             --
                                                                              ----------     ----------
Net Cash Used by Investing Activities ....................................        (387.7)        (428.7)
                                                                              ----------     ----------
FINANCING ACTIVITIES
Deposits to Insurance Contracts ..........................................       1,429.3        1,173.3
Maturities and Withdrawals from Insurance Contracts ......................      (1,299.5)      (1,133.0)
Increase in Notes and Mortgages Payable ..................................          82.1           26.8
Repayment of Notes and Mortgages Payable .................................           (.2)           (.6)
Dividends to Shareholder .................................................         (61.8)         (54.0)
                                                                              ----------     ----------
Net Cash Provided by Financing Activities ................................         149.9           12.5
                                                                              ----------     ----------
Increase (Decrease) in Cash ..............................................           7.6          (27.1)
Cash at Beginning of Year ................................................          15.9           43.0
                                                                              ----------     ----------
Cash at End of Year ......................................................    $     23.5     $     15.9
                                                                              ==========     ==========

               The accompanying notes are an integral part of the
                       consolidated financial statements.

                RELIASTAR LIFE INSURANCE COMPANY AND SUBSIDIARIES
            (A WHOLLY OWNED SUBSIDIARY OF RELIASTAR FINANCIAL CORP.)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


NOTE 1.  CHANGES IN ACCOUNTING PRINCIPLES

     ACCOUNTING FOR TRANSFERS AND SERVICING OF FINANCIAL ASSETS AND EXTINGUISHMENTS OF LIABILITIES

     Effective for transactions occurring on or after January 1, 1997, ReliaStar Life Insurance Company (ReliaStar Life) and its subsidiaries (the Company) adopted those provisions of Statement of Financial Accounting Standards (SFAS) No. 125, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities," which have not been deferred by SFAS No. 127, "Deferral of the Effective Date of Certain Provisions of FASB Statement No. 125." SFAS No. 125 requires a company to recognize the financial and servicing assets it controls and the liabilities it has incurred and to derecognize financial assets when control has been surrendered in accordance with the criteria provided in SFAS No. 125. The adoption of this standard did not have a significant effect on the financial results of the Company.

     ACCOUNTING FOR THE IMPAIRMENT OF LONG-LIVED ASSETS AND FOR LONG-LIVED ASSETS TO BE DISPOSED OF

     Effective January 1, 1996, the Company adopted SFAS No. 121, "Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to be Disposed Of." SFAS No. 121 establishes accounting standards for the impairment of long-lived assets, certain identifiable intangibles, and goodwill related to those assets to be held and used and for long-lived assets and certain identifiable intangibles to be disposed of. This Statement requires that long-lived assets and certain identifiable intangibles to be held and used by an entity be reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Measurement of an impairment loss for long-lived assets and identifiable intangibles that an entity expects to hold and use should be based on the fair value of the asset. Long-lived assets and certain identifiable intangibles to be disposed of must be reported at the lower of carrying amount or fair value less cost to sell. The adoption of this standard did not have a significant effect on the financial results of the Company.


NOTE 2.  NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES

     NATURE OF OPERATIONS

     The Company is principally engaged in the business of providing life insurance and related financial services products. The Company provides and distributes individual life insurance and annuities; employee benefit products and services; life and health reinsurance; retirement plans and residential mortgages. The Company operates primarily in the United States and is authorized to do business in all 50 states.

     PRINCIPLES OF CONSOLIDATION

     The consolidated financial statements include the accounts of ReliaStar Life and its subsidiaries and exclude the effects of all material intercompany transactions. ReliaStar Life is a wholly owned subsidiary of ReliaStar Financial Corp. (ReliaStar). ReliaStar Life's principal subsidiaries are Northern Life Insurance Company (Northern), ReliaStar United Services Life Insurance Company (United Services), ReliaStar Life Insurance Company of New York (RLNY), Security-Connecticut Life Insurance Company (Security-Connecticut), Lincoln Security Life Insurance Company (Lincoln Security), ReliaStar Reinsurance Group
(UK), Ltd. and ReliaStar Mortgage Corporation. Effective January 1, 1998, Lincoln Security merged with and into RLNY.

     USE OF ESTIMATES

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

                RELIASTAR LIFE INSURANCE COMPANY AND SUBSIDIARIES
            (A WHOLLY OWNED SUBSIDIARY OF RELIASTAR FINANCIAL CORP.)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

NOTE 2.  NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES  (CONTINUED)


     INVESTMENTS

     Fixed maturity securities (bonds and redeemable preferred stocks) are classified as available-for-sale and are valued at fair value.

     Equity securities (common stocks and nonredeemable preferred stocks) are valued at fair value.

     Mortgage loans on real estate are carried at amortized cost less an impairment allowance for estimated uncollectible amounts.

     Investment real estate owned directly by the Company is carried at cost less accumulated depreciation and allowances for estimated losses. Investments in real estate joint ventures are accounted for using the equity method. Real estate acquired through foreclosure is carried at the lower of fair value less estimated costs to sell or cost.

     Short-term investments are carried at amortized cost, which approximates fair value.

     Unrealized investment gains and losses of equity and fixed maturity securities classified as available-for-sale, net of related deferred policy acquisition costs (DAC), present value of future profits (PVFP), and tax effects, are accounted for as a direct increase or decrease in shareholder's equity.

     Realized investment gains and losses enter into the determination of net income. Realized investment gains and losses on sales of securities are determined on the specific identification method. Write-offs of investments that decline in value below cost on other than a temporary basis and the changes in the allowances for mortgage loans and wholly owned real estate are included with realized investment gains and losses in the Consolidated Statements of Income.

     The Company records write-offs or allowances for its investments based upon an evaluation of specific problem investments. The Company reviews, on a continual basis, all invested assets (including marketable bonds, private placements, mortgage loans and real estate investments) to identify investments where the Company has credit concerns. Investments with credit concerns include those the Company has identified as problem investments, which are issues delinquent in a required payment of principal or interest, issues in bankruptcy or foreclosure and restructured or foreclosed assets. The Company also identifies investments as potential problem investments, which are investments where the Company has serious doubts as to the ability of the borrowers to comply with the present loan repayment terms.

     PROPERTY AND EQUIPMENT

     Property and equipment are carried at cost, net of accumulated depreciation of $97.5 million and $90.7 million at December 31, 1997 and 1996, respectively. The Company provides for depreciation of property and equipment using straight-line and accelerated methods over the estimated useful lives of the assets. Buildings are generally depreciated over 35 to 50 years. Depreciation expense for 1997 and 1996 amounted to $5.6 million and $5.9 million, respectively.

     PARTICIPATION FUND ACCOUNT

     On January 3, 1989, the Commissioner of Commerce of the State of Minnesota approved a Plan of Conversion and Reorganization (the Plan) which provided, among other things, for the conversion of ReliaStar Life from a combined stock and mutual life insurance company to a stock life insurance company.

     The Plan provided for the establishment of a Participation Fund Account
(PFA) for the benefit of certain participating individual life insurance policies and annuities issued by ReliaStar Life prior to the effective date of the Plan. Under the terms of the PFA, the insurance liabilities and assets with respect to such policies are segregated in the accounting records of ReliaStar Life to assure the continuation of policyholder dividend practices. Assets and liabilities of the PFA are presented in accordance with statutory accounting practices. Earnings derived from the operation of the PFA will inure solely to the benefit of the policies covered by the PFA and no benefit will inure to the Company. Accordingly, results

                RELIASTAR LIFE INSURANCE COMPANY AND SUBSIDIARIES
            (A WHOLLY OWNED SUBSIDIARY OF RELIASTAR FINANCIAL CORP.)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

NOTE 2.  NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES  (CONTINUED)


of operations for the PFA are excluded from the Company's Consolidated Statements of Income. In the event that the assets of the PFA are insufficient to provide the contractual benefits guaranteed by the affected policies, ReliaStar Life must provide such contractual benefits from its general assets.

     SEPARATE ACCOUNTS

     The Company operates separate accounts. The assets and liabilities of the separate accounts are primarily related to variable annuity, variable life and 401(k) contracts and represents policyholder directed funds that are separately administered. The assets (principally investments) and liabilities (principally to contractholders) of each account are clearly identifiable and distinguishable from other assets and liabilities of the Company. Assets are valued at fair value. Revenues from these separate account contracts consist primarily of charges for mortality risk and expenses, cost of insurance, contract administration and surrender charges. Revenue for these products is recognized when due.

     PREMIUM REVENUE AND BENEFITS TO POLICYHOLDERS

     RECOGNITION OF TRADITIONAL LIFE, GROUP AND ANNUITY PREMIUM REVENUE AND BENEFITS TO POLICYHOLDERS -- Traditional life insurance products include those products with fixed and guaranteed premiums and benefits, and consist principally of term and whole life insurance policies and certain annuities with life contingencies (immediate annuities). Life insurance premiums and immediate annuity premiums are recognized as premium revenue when due. Group insurance premiums are recognized as premium revenue over the time period to which the premiums relate. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contracts. This association is accomplished by means of the provision for liabilities for future policy benefits and the amortization of DAC and PVFP.

     RECOGNITION OF UNIVERSAL LIFE-TYPE CONTRACTS REVENUE AND BENEFITS TO POLICYHOLDERS -- Universal life-type policies are insurance contracts with terms that are not fixed and guaranteed. The terms that may be changed could include one or more of the amounts assessed the policyholder, premiums paid by the policyholder or interest accrued to policyholder balances. Amounts received as deposits for such contracts are not reported as premium revenues.

     Revenues for universal life-type policies consist of charges assessed against policy account values for deferred policy loading and the cost of insurance and policy administration. Policy benefits and claims that are charged to expense include interest credited to contracts and benefit claims incurred in the period in excess of related policy account balances.

     RECOGNITION OF INVESTMENT CONTRACT REVENUE AND BENEFITS TO POLICYHOLDERS -- Contracts that do not subject the Company to risks arising from policyholder mortality or morbidity are referred to as investment contracts. Guaranteed Investment Contracts (GICs) and certain deferred annuities are considered investment contracts. Amounts received as deposits for such contracts are not reported as premium revenues.

     Revenues for investment contracts consist of investment income and policy administration charges. Contract benefits that are charged to expense include benefit claims incurred in the period in excess of related contract balances, and interest credited to contract balances.

     POLICY ACQUISITION COSTS

     Those costs of acquiring new business, which vary with and are primarily related to the production of new business, have been deferred to the extent that such costs are deemed recoverable. Such costs include commissions, certain costs of policy issuance and underwriting and certain variable agency expenses.


     Costs deferred related to traditional life insurance products are amortized over the premium paying period of the related policies, in proportion to the ratio of annual premium revenues to total anticipated

                RELIASTAR LIFE INSURANCE COMPANY AND SUBSIDIARIES
            (A WHOLLY OWNED SUBSIDIARY OF RELIASTAR FINANCIAL CORP.)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

NOTE 2.  NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES  (CONTINUED)


premium revenues. Such anticipated premium revenues are estimated using the same assumptions used for computing liabilities for future policy benefits.

     Costs deferred related to universal life-type policies and investment contracts are amortized over the lives of the policies, in relation to the present value of estimated gross profits from mortality, investment, surrender and expense margins.

     PRESENT VALUE OF FUTURE PROFITS

     The present value of future profits reflects the unamortized value of acquired insurance business in force and represents the portion of the cost to acquire that was allocated to the estimated value to receive future cash flows from insurance contracts existing at the date of acquisition.

     An analysis of the PVFP asset account is presented below:


                                                        YEAR ENDED DECEMBER 31
                                                       -------------------------
                                                           1997          1996
                                                       -----------   -----------
                                                             (IN MILLIONS)
Balance, Beginning of Year ...........................  $  220.2      $  192.0
Acquisition ..........................................     323.6            --
Imputed Interest .....................................      25.5          16.4
Amortization .........................................     (66.0)        (37.5)
Impact of Net Unrealized Investment Gains and Losses .     (23.3)         49.3
                                                        --------      --------
Balance, End of Year .................................  $  480.0      $  220.2
                                                        ========      ========

     Based on current conditions and assumptions as to future events on acquired policies in force, the Company expects that the net amortization of the December 31, 1997 PVFP balance will be between 6% and 8% in each of the years 1998 through 2002. The interest rates used to determine the amount of imputed interest on the unamortized PVFP balance ranged from 5% to 8%.

     GOODWILL

     Goodwill is the excess of the amount paid to acquire a company over the fair value of the net assets acquired and is amortized on a straight-line basis over 40 years. The carrying value of goodwill is monitored for indicators of impairment of value. No events or circumstances were identified which warrant consideration of impairment or a revised estimate of useful lives.

     FUTURE POLICY AND CONTRACT BENEFITS

     Liabilities for future policy benefits for traditional life insurance contracts are calculated using the net level premium method and assumptions as to investment yields, mortality, withdrawals and dividends. The assumptions are based on projections of past experience and include provisions for possible unfavorable deviation. These assumptions are made at the time the contract is issued or, for purchased contracts, at the date of acquisition.

     Liabilities for future policy and contract benefits on universal life-type and investment contracts are based on the policy account balance.

     The liabilities for future policy and contract benefits for group disabled life reserves and long-term disability reserves are based upon interest rate assumptions and morbidity and termination rates from published tables, modified for Company experience.

     INCOME TAXES

     The provision for income taxes includes amounts currently payable and deferred income taxes resulting from the cumulative differences in the assets and liabilities determined on a tax return and financial statement basis.

                RELIASTAR LIFE INSURANCE COMPANY AND SUBSIDIARIES
            (A WHOLLY OWNED SUBSIDIARY OF RELIASTAR FINANCIAL CORP.)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

NOTE 2.  NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES  (CONTINUED)


     The Company files a consolidated tax return with certain of its affiliates. The method by which the total consolidated federal income tax for each entity is allocated to each of the companies is subject to a written agreement approved by the Company's Board of Directors. Allocation is based upon a separate return calculation such that each company in the consolidated return pays the same tax or receives the same refunds it would have paid or received had it consistently filed separate federal income tax returns. Intercompany tax balances are settled within a reasonable time after filing of the consolidated federal income tax returns with the Internal Revenue Service.

     INTEREST RATE SWAP AGREEMENTS

     Interest rate swap agreements are used as hedges for asset/liability management of adjustable rate and short-term invested assets. The Company does not enter into any interest rate swap agreements for trading purposes. The interest rate swap transactions involve the exchange of fixed and floating rate interest payments without the exchange of underlying principal amounts and do not contain other optional provisions. The Company utilizes the settlement method of accounting for its interest rate swap agreements whereby the difference between amounts paid and amounts received or accrued on interest rate swap agreements is reflected in net investment income.

     The characteristics (notional amount, maturity and payment dates) of the interest rate swap agreements are similar to the characteristics of the designated hedged assets. In the event of interest rate swap agreement would cease to be an effective hedge, the affected interest rate swap agreement would be recorded as an asset or liability at fair value with changes in fair value recorded as income or expense. There were no terminations of interest rate swap agreements during 1997 and 1996. The fair value and changes in fair value of interest rate swap agreements are not recognized in the consolidated financial statements.


NOTE 3. ACQUISITION

     On July 1, 1997, ReliaStar completed the acquisition of Security-Connecticut Corporation, which was a holding company with two primary subsidiaries: Security-Connecticut of Avon, Connecticut and Lincoln Security of Brewster, New York. Concurrent with the acquisition, ReliaStar contributed all of the capital stock of Security-Connecticut and Lincoln Security to ReliaStar Life.

     The acquisition was accounted for using the purchase method of accounting. Therefore, the consolidated financial statements include the accounts of Security-Connecticut and Lincoln Security since the date of acquisition. Goodwill of approximately $140 million was recorded.

     The following pro forma consolidated financial information was prepared, assuming the acquisition had taken place at the beginning of each period presented:


                             YEAR ENDED DECEMBER 31
                          -----------------------------
                               1997            1996
                          -------------   -------------
                                  (IN MILLIONS)
   Revenues ...........    $  2,496.9      $  2,435.6
   Net Income .........         243.7           233.0

     The pro forma consolidated financial information is not necessarily indicative of either the results of operations that would have occurred if this acquisition had been completed at the beginning of each year presented or of future operations of the combined companies.

                RELIASTAR LIFE INSURANCE COMPANY AND SUBSIDIARIES
            (A WHOLLY OWNED SUBSIDIARY OF RELIASTAR FINANCIAL CORP.)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

NOTE 4. INVESTMENTS

     Investment income summarized by type of investment was as follows:


                                              YEAR ENDED DECEMBER 31
                                             -------------------------
                                                 1997          1996
                                             -----------   -----------
                                                   (IN MILLIONS)
   Fixed Maturity Securities .............   $   787.9      $  709.4
   Equity Securities .....................         2.2           4.1
   Mortgage Loans on Real Estate .........       197.6         187.6
   Real Estate and Leases ................        16.1          18.0
   Policy Loans ..........................        34.3          32.2
   Other Invested Assets .................         3.6           7.3
   Short-Term Investments ................         6.7           5.7
                                             ---------      --------
    Gross Investment Income ..............     1,048.4         964.3
   Investment Expenses ...................        26.0          27.1
                                             ---------      --------
    Net Investment Income ................   $ 1,022.4      $  937.2
                                             =========      ========

     Net pretax realized investment gains (losses) were as follows:


                                               YEAR ENDED DECEMBER 31
                                               ----------------------
                                                  1997         1996
                                               ----------   ---------
                                                   (IN MILLIONS)
   Net Gains (Losses) on Sales
    Fixed Maturity Securities
     Gross Gains ...........................    $  10.3      $   8.7
     Gross Losses ..........................       (6.4)        (5.5)
    Equity Securities ......................        5.1          1.3
    Mortgage Loans .........................         --           .1
    Foreclosed Real Estate .................         .1          1.8
    Real Estate ............................         .6          2.7
    Other ..................................        9.8         13.2
                                                -------      -------
                                                   19.5         22.3
                                                -------      -------
   Provisions for Losses
    Fixed Maturity Securities ..............       (3.0)        (2.6)
    Equity Securities ......................       ( .1)          --
    Mortgage Loans .........................       (2.4)        (3.5)
    Foreclosed Real Estate .................       (1.6)        (3.5)
    Real Estate ............................       ( .7)        (1.1)
    Other ..................................         --         ( .4)
                                                -------      -------
                                                   (7.8)       (11.1)
                                                -------      -------
    Realized Investment Gains, Net .........    $  11.7      $  11.2
                                                =======      =======

     All fixed maturity securities sales were from the available-for-sale portfolio.

                RELIASTAR LIFE INSURANCE COMPANY AND SUBSIDIARIES
            (A WHOLLY OWNED SUBSIDIARY OF RELIASTAR FINANCIAL CORP.)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

NOTE 4. INVESTMENTS  (CONTINUED)


     The amortized cost and fair value of investments in fixed maturity securities by type of investment were as follows:


                                                                                DECEMBER 31, 1997
                                                              ------------------------------------------------------
                                                                                 GROSS UNREALIZED
                                                                AMORTIZED     ----------------------
                                                                   COST         GAINS      (LOSSES)      FAIR VALUE
                                                              -------------   ---------   ----------   -------------
                                                                                  (IN MILLIONS)
United States Government and Government Agencies
 and Authorities ..........................................    $    128.8     $   9.3      $   (.3)     $    137.8
States, Municipalities and Political Subdivisions .........          66.8         4.5          (.3)           71.0
Foreign Governments .......................................          94.8         7.3          (.1)          102.0
Public Utilities ..........................................         895.0        61.4          (.9)          955.5
Corporate Securities ......................................       6,911.0       327.2        (14.9)        7,223.3
Mortgage-Backed/Structured Finance ........................       2,554.3        99.8         (2.6)        2,651.5
Redeemable Preferred Stock ................................           5.2          .4           --             5.6
                                                               ----------     -------      -------      ----------
 Total ....................................................    $ 10,655.9     $ 509.9      $ (19.1)     $ 11,146.7
                                                               ==========     =======      =======      ==========

                                                                               DECEMBER 31, 1996
                                                              ---------------------------------------------------
                                                                                GROSS UNREALIZED
                                                                AMORTIZED    ----------------------
                                                                  COST         GAINS      (LOSSES)     FAIR VALUE
                                                              ------------   ---------   ----------   -----------
                                                                                 (IN MILLIONS)
United States Government and Government Agencies
 and Authorities ..........................................    $   130.8     $   6.5      $   (.1)    $   137.2
States, Municipalities and Political Subdivisions .........         56.7         2.8          (.2)         59.3
Foreign Governments .......................................         82.9         4.2          (.1)         87.0
Public Utilities ..........................................        754.6        42.2         (3.0)        793.8
Corporate Securities ......................................      5,800.4       223.9        (29.1)      5,995.2
Mortgage-Backed/Structured Finance ........................      2,166.0        66.0         (8.3)      2,223.7
Redeemable Preferred Stock ................................          2.1          --          (.1)          2.0
                                                               ---------     -------      -------     ---------
 Total ....................................................    $ 8,993.5     $ 345.6      $ (40.9)    $ 9,298.2
                                                               =========     =======      =======     =========

     The amortized cost and fair value of fixed maturity securities by contractual maturity are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                     DECEMBER 31, 1997             DECEMBER 31, 1996
                                               -----------------------------   -------------------------
                                                 AMORTIZED          FAIR        AMORTIZED        FAIR
                                                    COST           VALUE           COST         VALUE
                                               -------------   -------------   -----------   -----------
                                                                     (IN MILLIONS)
Maturing in:
 One Year or Less ..........................    $    199.9      $    200.9     $   155.8     $   157.4
 One to Five Years .........................       3,651.3         3,789.2       2,967.6       3,057.0
 Five to Ten Years .........................       3,006.4         3,180.7       2,622.4       2,723.6
 Ten Years or Later ........................       1,244.0         1,324.4       1,055.3       1,108.7
Mortgage-Backed/Structured Finance .........       2,554.3         2,651.5       2,192.4       2,251.5
                                                ----------      ----------     ---------     ---------
 Total .....................................    $ 10,655.9      $ 11,146.7     $ 8,993.5     $ 9,298.2
                                                ==========      ==========     =========     =========

                RELIASTAR LIFE INSURANCE COMPANY AND SUBSIDIARIES
            (A WHOLLY OWNED SUBSIDIARY OF RELIASTAR FINANCIAL CORP.)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

NOTE 4. INVESTMENTS  (CONTINUED)


     The fair values for the marketable bonds are determined based upon the quoted market prices for bonds actively traded. The fair values for marketable bonds without an active market are obtained through several commercial pricing services which provide the estimated fair values. Fair values of privately placed bonds which are not considered problems are determined utilizing a matrix-based pricing model. The model considers the current level of risk-free interest rates, current corporate spreads, the credit quality of the issuer and cash flow characteristics of the security. Using this data, the model generates estimated market values which the Company considers reflective of the fair value of each privately placed bond. Fair values for privately placed bonds which are considered problems are determined though consideration of factors such as the net worth of borrower, the value of collateral, the capital structure of the borrower, the presence of guarantees and the Company's evaluation of the borrower's ability to compete in their relevant market.


     At December 31, 1997, the largest industry concentration in the private placement portfolio was financial services, where 20.5% of the portfolio was invested, and the largest industry concentration in the marketable bond portfolio was mortgage-backed/structured finance where 31.4% of the portfolio was invested. At December 31, 1997, the largest geographic concentration of commercial mortgage loans was in the Midwest region of the United States, where approximately 32.7% of the commercial mortgage loan portfolio was invested.


     At December 31, 1997 and 1996, gross unrealized appreciation of equity securities was $2.3 million and $5.2 million, respectively, and gross unrealized depreciation was $.5 million and $.3 million, respectively.


     Invested assets which were nonincome producing (no income received for the 12 months preceding the balance sheet date) were as follows:

                                                 DECEMBER 31
                                             --------------------
                                                1997       1996
                                             ---------   --------
                                                (IN MILLIONS)
   Fixed Maturity Securities .............    $  1.5     $   .6
   Mortgage Loans on Real Estate .........       1.1        1.2
   Real Estate and Leases ................      21.5       16.0
                                              ------     ------
    Total ................................    $ 24.1     $ 17.8
                                              ======     ======

     Allowances for losses on investments are reflected on the Consolidated Balance Sheets as a reduction of the related assets and were as follows:


                                            DECEMBER 31
                                      -----------------------
                                         1997         1996
                                      ----------   ----------
                                           (IN MILLIONS)
   Mortgage Loans .................    $  10.5      $  11.7
   Foreclosed Real Estate .........        9.1         11.2
   Investment Real Estate .........        2.8          2.1
   Other Invested Assets ..........        1.7          2.6

                RELIASTAR LIFE INSURANCE COMPANY AND SUBSIDIARIES
            (A WHOLLY OWNED SUBSIDIARY OF RELIASTAR FINANCIAL CORP.)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

NOTE 4. INVESTMENTS  (CONTINUED)


     The total investment in impaired mortgage loans (before allowances for credit losses), the related allowance for credit losses and the average investment related to impaired mortgage loans at December 31, 1997 and 1996, and the interest income recognized on impaired mortgage loans during 1997 and 1996 were as follows:


                                               1997         1996
                                            ----------   ----------
                                                 (IN MILLIONS)
   Impaired Mortgage Loans
    Total Investment ....................    $  14.4      $  22.3
    Allowance for Credit Losses .........       10.5         11.7
    Average Investment ..................        1.6          1.9
    Interest Income Recognized ..........        1.3          1.4

     Increases to the allowance for credit losses account were $2.4 million and $2.9 million, and the amount of decreases to the allowance account were $3.6 million and $3.6 million for the years ended December 31, 1997 and 1996, respectively. The Company does not accrue interest income on impaired mortgage loans when the likelihood of collection is doubtful. Cash receipts for interest payments are recognized as income in the period received.

     Noncash investing activities consisted of the following:


                                                         YEAR ENDED DECEMBER 31
                                                         -----------------------
                                                            1997         1996
                                                         ----------   ----------
                                                              (IN MILLIONS)
Real Estate Assets Acquired Through Foreclosure .........  $ 11.3      $  14.8
Mortgage Loans Acquired in Sales of Real Estate Assets ..      --         11.2

     The components of net unrealized investment gains reported in shareholder's equity are shown below:


                                                       DECEMBER 31
                                                -------------------------
                                                    1997          1996
                                                -----------   -----------
                                                      (IN MILLIONS)
   Unrealized Investment Gains ..............    $  489.0      $  310.5
   DAC/PVFP Adjustment ......................      (138.8)        (93.8)
   Deferred Income Taxes ....................      (124.1)        (75.9)
                                                 --------      --------
    Net Unrealized Investment Gains .........    $  226.1      $  140.8
                                                 ========      ========

                RELIASTAR LIFE INSURANCE COMPANY AND SUBSIDIARIES
            (A WHOLLY OWNED SUBSIDIARY OF RELIASTAR FINANCIAL CORP.)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

NOTE 5. INCOME TAXES

     The income tax liability as reflected on the Consolidated Balance Sheets consisted of the following:


                                           DECEMBER 31
                                     -----------------------
                                        1997         1996
                                     ----------   ----------
                                          (IN MILLIONS)
   Current Income Taxes ..........    $  25.3      $   7.8
   Deferred Income Taxes .........      179.9        127.5
                                      -------      -------
    Total ........................    $ 205.2      $ 135.3
                                      =======      =======

     The provision for income taxes reflected on the Consolidated Statements of Income consisted of the following:


                                  YEAR ENDED DECEMBER 31
                                 ------------------------
                                     1997         1996
                                 -----------   ----------
                                      (IN MILLIONS)
   Currently Payable .........    $  115.7      $  83.6
   Deferred ..................         8.1         22.3
                                  --------      -------
    Total ....................    $  123.8      $ 105.9
                                  ========      =======

     The Internal Revenue Service has completed its review of the Company's tax return for all years through 1993.

     Deferred income taxes reflect the impact for financial statement reporting purposes of "temporary differences" between the financial statement carrying amounts and tax bases of assets and liabilities. The "temporary differences" that give rise to the net deferred tax liability relate to the following:


                                                           DECEMBER 31
                                                   ---------------------------
                                                       1997           1996
                                                   ------------   ------------
                                                          (IN MILLIONS)
   Future Policy and Contract Benefits ...........   $ (363.6)      $ (265.1)
   Investment Write-Offs and Allowances ..........     ( 41.4)        ( 39.0)
   Pension and Postretirement Benefit Plans ......     (  6.2)        (  9.0)
   Employee Benefits .............................     ( 12.8)        ( 11.1)
   Other .........................................     ( 59.5)        ( 52.3)
                                                     --------       --------
   Gross Deferred Tax Asset ......................     (483.5)        (376.5)
                                                     --------       --------
   Deferred Policy Acquisition Costs .............      322.9          296.0
   Present Value of Future Profits ...............      142.8           92.4
   Net Unrealized Investment Gains ...............       95.6           32.1
   Property and Equipment ........................       22.9           28.5
   Real Estate Joint Ventures ....................       16.5           12.0
   Accrual of Market Discount ....................        9.1            7.9
   Policyholder Dividends ........................        7.9            5.2
   Other .........................................       45.7           29.9
                                                     --------       --------
   Gross Deferred Tax Liability ..................      663.4          504.0
                                                     --------       --------
    Net Deferred Tax Liability ...................   $  179.9       $  127.5
                                                     ========       ========

     Federal income tax regulations allowed certain special deductions for 1983 and prior years which are accumulated in a memorandum tax account designated as "policyholders' surplus." Generally, this policyholders' surplus account will become subject to tax at the then current rates only if the

                RELIASTAR LIFE INSURANCE COMPANY AND SUBSIDIARIES
            (A WHOLLY OWNED SUBSIDIARY OF RELIASTAR FINANCIAL CORP.)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

NOTE 5. INCOME TAXES  (CONTINUED)


accumulated balance exceeds certain maximum limitations or if certain cash distributions are deemed to be paid out of the account. At December 31, 1997, ReliaStar Life and its life insurance subsidiaries have accumulated approximately $51 million in their separate policyholders' surplus accounts. Deferred taxes have not been provided on this temporary difference.


     There have been no deferred taxes recorded for the unremitted equity in subsidiaries as the earnings are considered to be permanently invested or will be remitted only when tax effective to do so.


     The difference between the U.S. federal income tax rate and the consolidated tax provision rate is summarized as follows:


                                   YEAR ENDED DECEMBER 31
                                   -----------------------
                                      1997         1996
                                   ----------   ----------
   Statutory Tax Rate ..........       35.0%        35.0%
   Other .......................         .3          (.3)
                                       ----         ----
    Effective Tax Rate .........       35.3%        34.7%
                                       ====         ====

     Cash paid for federal income taxes was $89.0 million and $74.5 million for the years ended December 31, 1997 and 1996, respectively.


NOTE 6. NOTES AND MORTGAGES PAYABLE

     A summary of notes and mortgages payable is as follows:


                                                             DECEMBER 31
                                                      -------------------------
                                                          1997          1996
                                                      -----------   -----------
                                                            (IN MILLIONS)
   Unaffiliated:
    Commercial Paper ..............................    $  218.5      $  146.5
    Bank Borrowings ...............................        26.0          15.9
    Other Indebtedness -- Current Portion .........          .1            .1
                                                       --------      --------
     Short-Term Debt ..............................       244.6         162.5
                                                       --------      --------
    Other Indebtedness -- Noncurrent Portion ......         8.1           8.3
                                                       --------      --------
   Total Unaffiliated .............................    $  252.7      $  170.8
                                                       ========      ========
   Note Payable to Parent .........................    $  100.0      $  100.0
                                                       ========      ========

     At December 31, 1997 and 1996, other indebtedness is primarily mortgage notes assumed in connection with certain real estate investments with interest rates ranging from 6.2% to 9.6% at December 31, 1997.


     The weighted average interest rate on the commercial paper outstanding at December 31, 1997 and 1996 was 6.18% and 5.56%, respectively, with maturities ranging from 2 to 14 days at December 31, 1997. The Company has unsecured revolving credit facilities with banks totaling $350.0 million for commercial paper back-up and general corporate purposes. At December 31, 1997, $26.0 million was borrowed under these facilities at an interest rate of 5.8%. At December 31, 1997, $105.5 million remains available under the revolving credit facilities. The facilities require an annual commitment fee of 7/100%.

                RELIASTAR LIFE INSURANCE COMPANY AND SUBSIDIARIES
            (A WHOLLY OWNED SUBSIDIARY OF RELIASTAR FINANCIAL CORP.)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

NOTE 6. NOTES AND MORTGAGES PAYABLE  (CONTINUED)


     Principal payments required in each of the next five years and thereafter are as follows:


                   (IN MILLIONS)
                   -------------
  1998 -- $244.6                      2001 -- $1.9
  1999 -- $   .1                      2002 -- $ .1
  2000 -- $  5.8       2003 and thereafter -- $ .2

     ReliaStar has loaned $100.0 million to ReliaStar Life under a surplus note. The original note, dated April 1, 1989, was issued in connection with ReliaStar Life's demutualization and was used to offset the surplus reduction related to the cash distribution to the mutual policyholders in the demutualization. This original note was replaced by a successor surplus note (the 1994 Note) dated November 1, 1994. The 1994 Note provides, subject to the regulatory constraints discussed below, that (i) it is a surplus note which will mature on September 15, 2003 with principal due at maturity, but payable without penalty, in whole or in part before maturity; (ii) interest is at 65|M/8% payable semi-annually; and (iii) in the event that ReliaStar Life is in default in the payment of any required interest or principal, ReliaStar Life cannot pay cash dividends on its capital stock (all of which is owned directly by ReliaStar). The 1994 Note further provides that there may be no payment of interest or principal without the express approval of the Minnesota Department of Commerce.

     Interest paid on debt was $13.1 million and $9.3 million for the years ended December 31, 1997 and 1996 respectively.


NOTE 7. EMPLOYEE BENEFIT PLANS

     PENSION PLANS

     The Company has noncontributory defined benefit retirement plans covering substantially all employees. The plans, which may be terminated as to accrual of additional benefits at any time by the Company's Board of Directors, provide benefits to employees upon retirement.

     The benefits under the plans are based on years of service and the employee's compensation during the last five years of employment. The Company's policy is to fund the minimum required contribution necessary to meet the present and future obligations of the plans. Contributions are intended to provide not only for benefits attributed to service to date but also for those expected to be earned in the future. Contributions are made to a tax-exempt trust. Plan assets consist principally of investments in stock mutual funds, common stock and corporate bonds. As of December 31, 1997, plan assets included 1,232,982 shares of ReliaStar common stock with a fair value of $50.8 million.

     The Company and ReliaStar also have unfunded noncontributory defined benefit plans providing for benefits to employees in excess of limits for qualified retirement plans and for benefits to nonemployee members of the ReliaStar Board of Directors.

     Net periodic pension expense for ReliaStar and its subsidiaries included the following components:


                                                       YEAR ENDED DECEMBER 31
                                                       ----------------------
                                                          1997        1996
                                                       ---------   ---------
                                                           (IN MILLIONS)
Service Cost -- Benefits Earned During the Year ....    $   4.9     $   3.8
Interest Cost on Projected Benefit Obligation ......       15.2        13.6
Actual Return on Plan Assets .......................      (45.2)      (23.0)
Net Amortization and Deferral ......................       30.8         8.4
                                                        -------     -------
 Net Periodic Pension Expense ......................    $   5.7     $   2.8
                                                        =======     =======

                RELIASTAR LIFE INSURANCE COMPANY AND SUBSIDIARIES
            (A WHOLLY OWNED SUBSIDIARY OF RELIASTAR FINANCIAL CORP.)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

NOTE 7. EMPLOYEE BENEFIT PLANS  (CONTINUED)


     The above amounts are for ReliaStar and its subsidiaries as the Company's portion is not determinable.


     The following table sets forth, for ReliaStar and its subsidiaries, the funded status of the plans as of December 31:

                                                                        FUNDED PLANS                UNFUNDED PLANS
                                                                 ---------------------------   -------------------------
                                                                     1997           1996           1997          1996
                                                                 ------------   ------------   -----------   -----------
                                                                                      (IN MILLIONS)
   Accumulated Benefit Obligation
    Vested ...................................................     $ (197.2)      $ (164.7)      $ (15.0)      $ (11.8)
    Nonvested ................................................         (4.7)          (4.0)          (.7)          (.5)
   Effect of Projected Future Compensation Increases .........        (18.0)         (12.7)         (1.5)         (2.1)
                                                                   --------       --------       -------       -------
   Projected Benefit Obligation ..............................       (219.9)        (181.4)        (17.2)        (14.4)
   Plan Assets at Fair Value .................................        229.1          184.9            --            --
                                                                   --------       --------       -------       -------
   Plan Assets Greater (Less) Than Projected Benefit
    Obligation ...............................................          9.2            3.5         (17.2)        (14.4)
   Unrecognized Net Loss and Prior Service Cost ..............         13.4           19.0           5.4           5.3
   Unrecognized Transition Asset .............................          (.1)           (.4)           --            --
   Additional Minimum Liability ..............................           --             --          (3.9)         (3.5)
                                                                   --------       --------       -------       -------
    Net Pension Asset (Liability) ............................     $   22.5       $   22.1       $ (15.7)      $ (12.6)
                                                                   ========       ========       =======       =======

     The above amounts are for ReliaStar and its subsidiaries as the Company's portion is not determinable.


     The projected benefit obligation was determined using an assumed discount rate of 7.25% and 7.50% at January 1, 1998 and 1997, respectively. The weighted-average assumed long-term rate of compensation increase was 4.5%. The assumed long-term rate of return on plan assets was 10%.


     Net periodic pension expense allocated to the Company for all defined benefit plans for the years ended December 31, 1997 and 1996 was $4.0 million and $1.8 million, respectively.


     POSTRETIREMENT BENEFITS OTHER THAN PENSIONS

     The Company provides certain health care and life insurance benefits to retired employees (and their eligible dependents). Substantially all of the Company's employees will become eligible for those benefits if they meet specified age and service requirements and reach retirement age while working for the Company, unless the plans are terminated or amended. The postretirement health care plan is contributory, with retiree contribution levels adjusted annually; the life insurance plan provides a flat amount of noncontributory life benefits and optional contributory coverage.


     During 1996, the Company amended its plans to reduce the level of benefits provided to current and future retirees. The amendment resulted in a reduction of the accumulated postretirement benefit obligation for ReliaStar and its subsidiaries of approximately $9.9 million. The plan amendment also reduces net periodic postretirement benefit costs as the unrecognized prior service cost is amortized.

                RELIASTAR LIFE INSURANCE COMPANY AND SUBSIDIARIES
            (A WHOLLY OWNED SUBSIDIARY OF RELIASTAR FINANCIAL CORP.)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

NOTE 7. EMPLOYEE BENEFIT PLANS  (CONTINUED)


     The Company's postretirement health care plans currently are not funded. The accumulated postretirement benefit obligation (APBO) and the accrued postretirement benefit liability were as follows:


                                                              DECEMBER 31
                                                         ---------------------
                                                            1997        1996
                                                         ---------   ---------
                                                             (IN MILLIONS)
   Retirees ..........................................    $  7.2      $  7.3
   Fully Eligible Active Plan Participants ...........       1.2          .9
   Other Active Plan Participants ....................       2.5         1.6
                                                          ------      ------
    Unfunded APBO ....................................      10.9         9.8
   Unrecognized Prior Service Cost ...................       7.2         8.9
   Unrecognized Gain .................................       1.7         1.5
                                                          ------      ------
    Accrued Postretirement Benefit Liability .........    $ 19.8      $ 20.2
                                                          ======      ======

     The above amounts are for ReliaStar and its subsidiaries as the Company's portion is not determinable.

     Net periodic postretirement benefit costs consisted of the following components:


                                                          YEAR ENDED DECEMBER 31
                                                          ----------------------
                                                             1997        1996
                                                          ----------   --------
                                                              (IN MILLIONS)
   Service Cost -- Benefits Earned ....................     $   .4      $   .6
   Interest Cost on APBO ..............................         .7         1.0
   Amortization of Prior Service Cost .................       (1.7)       (1.2)
                                                            ------      ------
    Net Periodic Postretirement Expense (Credit) ......     $  (.6)     $   .4
                                                            ======      ======

     The above amounts are for ReliaStar and its subsidiaries as the Company's portion is not determinable.

     The assumed health care cost trend rate used in measuring the APBO as of January 1, 1998 was 6.0%, decreasing gradually to 5.0% in the year 1999 and thereafter. The assumed health care cost trend rate used in measuring the APBO as of January 1, 1997 was 7.0%, decreasing gradually to 5.0% in the year 1999 and thereafter. The assumed discount rate used in determining the APBO was 7.25% and 7.50% at January 1, 1998 and 1997, respectively. The assumed health care cost trend rate has an effect on the amounts reported. For example, a one-percentage-point increase in the assumed health care cost trend rate for each year would increase the APBO as of December 31, 1997 by approximately $.4 million and 1997 net postretirement health care costs by approximately $.1 million.

     The net benefit recorded by the Company for postretirement costs was $1.0 million and $.8 million for the years ended December 31, 1997 and 1996, respectively.

     SUCCESS SHARING PLAN AND ESOP

     The Success Sharing Plan and ESOP (Success Sharing Plan) was designed to increase employee ownership and reward employees when certain Company performance objectives are met. Essentially all employees are eligible to participate in the Success Sharing Plan, except for employees of Security-Connecticut and Lincoln Security who will become eligible to participate in the Success Sharing Plan in 1998. The Success Sharing Plan has both qualified and nonqualified components. The nonqualified component is equal to 25% of the annual award and is paid in cash to employees. The qualified component is equal to 75% of the annual award, with 25% of the annual award contributed to a deferred investment account and the remaining 50% of the annual award contributed to the ESOP

                RELIASTAR LIFE INSURANCE COMPANY AND SUBSIDIARIES
            (A WHOLLY OWNED SUBSIDIARY OF RELIASTAR FINANCIAL CORP.)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

NOTE 7. EMPLOYEE BENEFIT PLANS  (CONTINUED)


portion of the Success Sharing Plan. Costs charged to expense for the Success Sharing Plan were $6.5 million and $9.4 million in 1997 and 1996, respectively.


     STOCK-BASED COMPENSATION

     Officers and key employees of the Company participate in stock-based compensation plans of ReliaStar. ReliaStar applies Accounting Principles Board Opinion No. 25, "Accounting for Stock Issued to Employees," and related interpretations in accounting for its stock-based compensation plans. Accordingly, the Company has recorded no compensation expense for these stock-based compensation plans other than for restricted stock and performance-based awards. Had compensation cost for ReliaStar's stock option plans been determined based upon the fair value at the grant date for awards under these plans consistent with the optional accounting methodology prescribed under SFAS No. 123, ReliaStar's net income would have been reduced by approximately $4.9 million and $2.3 million in 1997 and 1996, respectively. The pro forma effect on net income for 1996 is not representative of the pro forma effect on net income in future years because it does not take into consideration pro forma compensation expense related to grants prior to 1995. The fair value of the options granted during 1997 and 1996 is estimated as $9.17 and $4.72, respectively, on the date of grant using the Black-Scholes option-pricing model with the following assumptions: dividend yield 1.675% to 2.0%, volatility ranging from .1868 to .2065, risk-free interest rates of 6.157 for 1997 and 5.1% to 5.3% for 1996 and an expected life of 2.65 to 5.83 years.


NOTE 8. RELATED PARTY TRANSACTIONS

     The Company and ReliaStar have entered into agreements whereby ReliaStar and the Company provide certain management, administrative, legal, and other services for each other. The net amounts billed resulted in the Company making payments of $26.3 million and $28.3 million to ReliaStar in 1997 and 1996, respectively. The net costs allocated to the Company under these agreements may not be indicative of costs the Company might incur if these services were not provided by ReliaStar. During 1997 and 1996, the Company paid cash and non-cash dividends of $61.8 million and $61.1 million, respectively to ReliaStar.


NOTE 9. SHAREHOLDER'S EQUITY

     DIVIDEND RESTRICTIONS

     The ability of ReliaStar Life to pay cash dividends to ReliaStar is restricted by law or subject to approval of the insurance regulatory authorities of the State of Minnesota. These authorities recognize only statutory accounting practices for the ability of an insurer to pay dividends to its shareholders.

     Under Minnesota insurance law regulating the payment of dividends by ReliaStar Life, any such payment must be an amount deemed prudent by ReliaStar Life's Board of Directors and, unless otherwise approved by the Commissioner of the Minnesota Department of Commerce (the Commissioner), must be paid solely from the adjusted earned surplus of ReliaStar Life. Adjusted earned surplus means the earned surplus as determined in accordance with statutory accounting practices (unassigned funds) less 25% of the amount of such earned surplus which is attributable to unrealized capital gains. Further, without approval of the Commissioner, ReliaStar Life may not pay in any calendar year any dividend which, when combined with other dividends paid within the preceding 12 months, exceeds the greater of (i) 10% of ReliaStar Life's statutory surplus at the prior year-end or (ii) 100% of ReliaStar Life's statutory net gain from operations (not including realized capital gains) for the prior calendar year. For 1998, the amount of dividends which can be paid by ReliaStar Life without Commissioner approval is $186.4 million.

     STATUTORY SURPLUS AND NET INCOME

     Net income of ReliaStar Life and its subsidiaries, as determined in accordance with statutory accounting practices, was $185.4 million and $150.4 million for 1997 and 1996, respectively. ReliaStar

                RELIASTAR LIFE INSURANCE COMPANY AND SUBSIDIARIES
            (A WHOLLY OWNED SUBSIDIARY OF RELIASTAR FINANCIAL CORP.)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

NOTE 9. SHAREHOLDER'S EQUITY  (CONTINUED)


Life's statutory capital and surplus, as determined in accordance with statutory accounting practices, was $1,031.8 million and $783.4 million at December 31, 1997 and 1996, respectively.


NOTE 10. REINSURANCE

     The Company is a member of reinsurance associations established for the purpose of ceding the excess of life insurance over retention limits. In addition, the Life and Health Reinsurance Division of ReliaStar Life assumes and cedes reinsurance on certain life and health risks as its primary business. Premium amounts received for prospective reinsurance that meet conditions for reinsurance accounting are recorded as unearned premium revenue and are amortized into earned premium revenue ratably over the remaining reinsurance contract period. Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, allowances are established for amounts deemed uncollectible. The amount of the allowance for uncollectible reinsurance receivables was immaterial at December 31, 1997 and 1996. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies. The Company's retention limit is $500,000 per life for individual coverage and, to the extent that ReliaStar Life reinsures life policies written by Northern and RLNY, the limit is $400,000 per life. For group coverage and reinsurance assumed, the retention is $500,000 per life with per occurrence limitations, subject to certain maximums. As of December 31, 1997, $34.3 billion of life insurance in force was ceded to other companies. The Company has assumed $43.0 billion of life insurance in force as of December 31, 1997 (including $35.8 billion of reinsurance assumed pertaining to Federal Employees' Group Life Insurance and Servicemans' Group Life Insurance). Also included in these amounts are $817.2 million of reinsurance ceded and $7.2 billion of reinsurance assumed by the Life and Health Reinsurance Division of ReliaStar Life.

     The effect of reinsurance on premiums and recoveries is as follows:


                                        YEAR ENDED DECEMBER 31
                                       -------------------------
                                           1997          1996
                                       -----------   -----------
                                             (IN MILLIONS)
   Direct Premiums .................    $  675.6      $  609.9
   Reinsurance Assumed .............       382.6         334.3
   Reinsurance Ceded ...............      (173.9)       (107.3)
                                        --------      --------
    Net Premiums ...................    $  884.3      $  836.9
                                        ========      ========
    Reinsurance Recoveries .........    $  114.4      $   96.3
                                        ========      ========

                RELIASTAR LIFE INSURANCE COMPANY AND SUBSIDIARIES
            (A WHOLLY OWNED SUBSIDIARY OF RELIASTAR FINANCIAL CORP.)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

NOTE 11. LIABILITY FOR UNPAID ACCIDENT AND HEALTH CLAIMS AND CLAIM ADJUSTMENT EXPENSE

     The change in the liability for unpaid accident and health claims and claim adjustment expenses is summarized as follows:


                                                 1997          1996
                                             -----------   -----------
                                                   (IN MILLIONS)
   Balance at January 1 ..................    $  383.3      $  369.4
   Less Reinsurance Recoverables .........       102.6          81.6
                                              --------      --------
   Net Balance at January 1 ..............       280.7         287.8
   Incurred Related to:
    Current Year .........................       178.6         223.5
    Prior Year ...........................        (3.0)         (5.7)
                                              --------      --------
   Total Incurred ........................       175.6         217.8
   Paid Related to:
    Current Year .........................       107.4         127.8
    Prior Year ...........................        82.1          97.1
                                              --------      --------
   Total Paid ............................       189.5         224.9
   Net Balance at December 31 ............       266.8         280.7
   Plus Reinsurance Recoverables .........       120.2         102.6
                                              --------      --------
    Balance at December 31 ...............    $  387.0      $  383.3
                                              ========      ========

     The liability for unpaid accident and health claims and claim adjustment expenses is included in Future Policy and Contract Benefits on the Consolidated Balance Sheets.


NOTE 12. COMMITMENTS AND CONTINGENCIES

     LITIGATION

     The Company is a defendant in a number of lawsuits arising out of the normal course of the business of the Company, some of which include claims for punitive damages. In the opinion of management, the ultimate resolution of such litigation will not result in any material adverse impact to the financial position of the Company.

     JOINT GROUP LIFE AND ANNUITY CONTRACTS

     ReliaStar Life has issued certain participating group annuity and group life insurance contracts jointly with another insurance company. ReliaStar Life has entered into an arrangement with this insurer whereby ReliaStar Life will gradually transfer these liabilities (approximately $236.4 million at December 31, 1997) to the other insurer over a ten-year period which commenced in 1993. The terms of the arrangement specify the interest rate on the liabilities and provide for a transfer of assets and liabilities scheduled in a manner consistent with the expected cash flows of the assets allocated to support the liabilities. A contingent liability exists with respect to the joint obligor's portion of the contractual liabilities attributable to contributions received prior to July 1, 1993 ($604.5 million) in the event the joint obligor is unable to meet its obligations.

     FINANCIAL INSTRUMENTS

     The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business to reduce its exposure to fluctuations in interest rates. These financial instruments include commitments to extend credit, financial guarantees, futures contracts, interest rate swaps and interest rate caps. Those instruments involve, to varying degrees, elements of credit, interest rate or liquidity risk in excess of the amount recognized in the Consolidated Balance Sheets.

                RELIASTAR LIFE INSURANCE COMPANY AND SUBSIDIARIES
            (A WHOLLY OWNED SUBSIDIARY OF RELIASTAR FINANCIAL CORP.)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

NOTE 12. COMMITMENTS AND CONTINGENCIES  (CONTINUED)


     The Company's exposure to credit loss in the event of nonperformance by the other party to the financial instrument for commitments to extend credit and financial guarantees written is represented by the contractual amount of those instruments. The Company uses the same credit policies in making commitments and conditional obligations as it does for on-balance-sheet instruments. For interest rate swap and interest rate cap transactions, the contract or notional amounts do not represent exposure to credit loss. The Company's exposure to credit loss is limited to those swaps and caps where the Company has an unrealized gain. The Company has no remaining futures contracts as of December 31, 1997.

     Unless otherwise noted, the Company does not require collateral or other security to support financial instruments with credit risk.


                                                                          DECEMBER 31
                                                                   -------------------------
                                                                       1997          1996
                                                                   -----------   -----------
                                                                         (IN MILLIONS)
Contract or Notional Amount Financial Instruments Whose Contract
 Amounts Represent Credit Risk
 Commitments to Extend Credit ..................................    $  156.3      $  181.6
 Financial Guarantees ..........................................        40.0          40.9
Financial Instruments Whose Notional or Contract Amounts Exceed
 the Amount of Credit Risk
 Futures Contracts .............................................          --          76.6
 Interest Rate Swap Agreements .................................     1,162.5       1,109.5
 Interest Rate Cap Agreements ..................................       510.0            --

     COMMITMENTS TO EXTEND CREDIT -- Commitments to extend credit are legally binding agreements to lend to a customer. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a fee. They generally may be terminated by the Company in the event of deterioration in the financial condition of the borrower. Since some of the commitments are expected to expire without being drawn upon, the total commitment amounts do not necessarily represent future liquidity requirements. The Company evaluates each customer's creditworthiness on a case-by-case basis.

     FINANCIAL GUARANTEES -- Financial guarantees are conditional commitments issued by the Company guaranteeing the performance of the borrower to a third party. Those guarantees are primarily issued to support public and private commercial mortgage borrowing arrangements. The credit risk involved is essentially the same as that involved in issuing commercial mortgage loans.

     ReliaStar Life is a partner in eight real estate joint ventures where it has guaranteed the repayment of loans of the partnership. As of December 31, 1997, ReliaStar Life had guaranteed repayment of $40.0 million ($40.9 million at December 31, 1996) of such loans including the portion allocable to the PFA. If any payment were made under these guarantees, ReliaStar Life would be allowed to make a claim for repayment from the joint venture, foreclose on the assets of the joint venture including its real estate investment and, in certain instances, make a claim against the joint venture's general partner.

     For certain of these partnerships, ReliaStar Life has made capital contributions from time to time to provide the partnerships with sufficient cash to meet its obligations, including operating expenses, tenant improvements and debt service. Capital contributions during 1997 and 1996 were insignificant. Further capital contributions are likely to be required in future periods for certain of the joint ventures with the guarantees. The Company cannot predict the amount of such future contributions.

     INTEREST RATE SWAP AGREEMENTS -- The Company enters into interest rate swap agreements to manage interest rate exposure. The primary reason for the interest rate swap agreements is to extend the duration of adjustable rate investments. Interest rate swap transactions generally involve the exchange of fixed and floating rate interest payment obligations without the exchange of the underlying principal

                RELIASTAR LIFE INSURANCE COMPANY AND SUBSIDIARIES
            (A WHOLLY OWNED SUBSIDIARY OF RELIASTAR FINANCIAL CORP.)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

NOTE 12. COMMITMENTS AND CONTINGENCIES  (CONTINUED)


amounts. Changes in market interest rates impact income from adjustable rate investments and have an opposite (and approximately offsetting) effect on the reported income from the swap portfolio. The risks under interest rate swap agreements are generally similar to those of futures contracts. Notional principal amounts are often used to express the volume of these transactions but do not represent the much smaller amounts potentially subject to credit risk. The amount subject to credit risk is approximately equal to the unrealized gain on the agreements which was $13.3 million at December 31, 1997.


     INTEREST RATE CAP AGREEMENTS -- The Company has entered into interest rate cap agreements as a hedge against the effects of rising interest rates on the invested assets supporting a portfolio of single premium deferred annuity contracts. Notional principal amounts are often used to express the volume of these transactions but do not represent the much smaller amounts potentially subject to credit risk. The amount subject to credit risk is approximately equal to the unrealized gain on the agreements which was $.2 million at December 31, 1997.

     FUTURES CONTRACTS -- Futures contracts are contracts for delayed delivery of securities or money market instruments in which the seller agrees to make delivery at a specified future date of a specified instrument, at a specified price or yield. These contracts are entered into to manage interest rate risk as part of the Company's asset and liability management. Risks arise from the movements in securities values and interest rates.

     During 1997, the Company closed out of all of its futures contracts and immediately entered into zero coupon interest rate swaps with similar maturities. The deferred gain on the closed futures contracts was approximately $22 million, which is being amortized into income over the life of the liabilities whose cash flows they supported.

     LEASES

     The Company has operating leases for office space and certain computer processing and other equipment. Rental expense for these items was $16.7 million and $13.9 million for 1997 and 1996, respectively.

     Future minimum aggregate rental commitments at December 31, 1997 for operating leases were as follows:

                   (IN MILLIONS)
---------------------------------------------------
  1998 -- $11.5                      2001 -- $ 7.3
  1999 -- $ 9.5                      2002 -- $ 4.5
  2000 -- $ 8.0       2003 and thereafter -- $13.7

NOTE 13. FAIR VALUE OF FINANCIAL INSTRUMENTS

     The following disclosures are made in accordance with the requirements of SFAS No. 107, "Disclosures about Fair Value of Financial Instruments." SFAS No. 107 requires disclosure of fair value information about financial instruments, whether or not recognized in the balance sheet, for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates, in many cases, could not be realized in immediate settlement of the instrument.

     SFAS No. 107 excludes certain financial instruments and all nonfinancial instruments from its disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

     The fair value estimates presented herein are based on pertinent information available to management as of December 31, 1997 and 1996. Although management is not aware of any factors that would

                RELIASTAR LIFE INSURANCE COMPANY AND SUBSIDIARIES
            (A WHOLLY OWNED SUBSIDIARY OF RELIASTAR FINANCIAL CORP.)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

NOTE 13. FAIR VALUE OF FINANCIAL INSTRUMENTS  (CONTINUED)


significantly affect the estimated fair value amounts, such amounts have not been comprehensively revalued for purposes of these financial statements since that date; therefore, current estimates of fair value may differ significantly from the amounts presented herein.

     The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

     FIXED MATURITY SECURITIES -- The estimated fair value disclosures for debt securities satisfy the fair value disclosure requirements of SFAS No. 107 (see
Note 4).

     EQUITY SECURITIES -- Fair value equals carrying value as these securities are carried at quoted market value.

     MORTGAGE LOANS ON REAL ESTATE -- The fair values for mortgage loans on real estate are estimated using discounted cash flow analyses, using interest rates currently being offered in the marketplace for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.

     CASH, SHORT-TERM INVESTMENTS AND POLICY LOANS -- The carrying amounts for these assets approximate the assets' fair values.

     OTHER FINANCIAL INSTRUMENTS REPORTED AS ASSETS -- The carrying amounts for these financial instruments (primarily premiums and other accounts receivable and accrued investment income) approximate those assets' fair values.

     INVESTMENT CONTRACT LIABILITIES -- The fair value for deferred annuities was estimated to be the amount payable on demand at the reporting date, as those investment contracts have no defined maturity and are similar to a deposit liability. The amount payable at the reporting date was calculated as the account balance less applicable surrender charges.

     The fair value for GICs was estimated using discounted cash flow analyses. The discount rate used was based upon current industry offering rates on GICs of similar durations.

     The fair values for supplementary contracts without life contingencies and immediate annuities were estimated using discounted cash flow analyses. The discount rate was based upon treasury rates plus a pricing margin.

     The carrying amounts reported for other investment contracts, which includes participating pension contracts and retirement plan deposits, approximate those liabilities' fair value.

     CLAIM AND OTHER DEPOSIT FUNDS -- The carrying amounts for claim and other deposit funds approximate the liabilities' fair value.

     NOTES AND MORTGAGES PAYABLE -- The fair value for publicly traded debt was based upon quoted market prices. For other debt obligations, discounted cash flow analyses were used. The discount rate was based upon the Company's estimated current incremental borrowing rates.

     OTHER FINANCIAL INSTRUMENTS REPORTED AS LIABILITIES -- The carrying amounts for other financial instruments (primarily normal payables of a short-term nature) approximate those liabilities' fair values.

     FINANCIAL GUARANTEES -- The fair values for financial guarantees were estimated using discounted cash flow analyses based upon the expected future net amounts to be expended. The estimated net amounts to be expended were determined based on projected cash flows and a valuation of the underlying collateral.

     INTEREST RATE SWAPS -- The fair value for interest rate swaps was estimated using discounted cash flow analyses. The discount rate was based upon rates currently being offered for similar interest rate swaps available from similar counterparties.

                RELIASTAR LIFE INSURANCE COMPANY AND SUBSIDIARIES
            (A WHOLLY OWNED SUBSIDIARY OF RELIASTAR FINANCIAL CORP.)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

NOTE 13. FAIR VALUE OF FINANCIAL INSTRUMENTS  (CONTINUED)


     The carrying amounts and estimated fair values of the Company's financial instruments as of December 31, 1997 and 1996 are as follows:

                                                                              1997                             1996
                                                                 -------------------------------   -----------------------------
                                                                    CARRYING           FAIR           CARRYING          FAIR
                                                                     AMOUNT            VALUE           AMOUNT          VALUE
                                                                 --------------   --------------   -------------   -------------
                                                                                          (IN MILLIONS)
Financial Instruments Recorded as Assets
 Fixed Maturity Securities ...................................    $  11,146.7      $  11,146.7      $  9,298.2      $  9,298.2
 Equity Securities ...........................................           23.0             23.0            36.9            36.9
 Mortgage Loans on Real Estate
  Commercial .................................................        1,594.9          1,679.1         1,359.6         1,391.9
  Residential and Other ......................................          675.8            687.3           495.8           507.4
 Policy Loans ................................................          663.3            663.3           549.0           549.0
 Cash and Short-Term Investments .............................          153.8            153.8           115.2           115.2
 Other Financial Instruments Recorded as Assets ..............          704.3            704.3           534.7           534.7
Financial Instruments Recorded as Liabilities
 Investment Contracts
   Deferred Annuities ........................................       (7,753.1)        (7,321.6)       (6,970.9)       (6,547.9)
   GICs ......................................................          (62.5)           (90.0)          (74.7)         (102.0)
   Supplementary Contracts and
    Immediate Annuities ......................................         (337.1)          (330.5)         (134.5)         (131.4)
   Other Investment Contracts ................................         (454.9)          (454.9)         (488.3)         (488.3)
 Claim and Other Deposit Funds ...............................         (148.1)          (148.1)         (123.6)         (123.6)
 Notes and Mortgages Payable .................................         (251.9)          (252.4)         (169.8)         (170.4)
 Other Financial Instruments Recorded as Liabilities .........         (285.4)          (285.4)         (229.0)         (229.0)
Off-Balance Sheet Financial Instruments
 Financial Guarantees ........................................             --             (3.5)             --            (4.5)
 Interest Rate Swaps .........................................             --             13.3              --            10.8

     Fair value estimates are made at a specific point in time, based on relevant market information and information about the financial instrument. These estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's holdings of a particular financial instrument. Because no market exists for a significant portion of the Company's financial instruments, fair value estimates are based on judgments regarding future expected loss experience, current economic conditions, risk characteristics of various financial instruments and other factors. These estimates are subjective in nature and involve uncertainties and matters of significant judgment and, therefore, cannot be determined with precision. Changes in assumptions could significantly affect the estimates.

     Fair value estimates are based on existing on and off-balance sheet financial instruments without attempting to estimate the value of anticipated future business and the value of assets and liabilities that are not considered financial instruments. In addition, the tax ramifications related to the realization of the unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

                                  APPENDIX A


                               THE FIXED ACCOUNT

     The Fixed Account consists of all of our assets other than those in our separate accounts. We have complete ownership and control of all of the assets of the Fixed Account.

     Because of exemptions and exclusions contained in the Securities Act of 1933 and the Investment Company Act of 1940, the Fixed Account has not been registered under these acts. Neither the Fixed Account nor any interest in it is subject to the provisions of these acts and as a result the SEC has not reviewed the disclosures in this Prospectus relating to the Fixed Account. However, disclosures relating to the Fixed Account are subject to generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

     We guarantee both principal and interest on amounts credited to the Fixed Account. We credit interest at an effective annual rate of at least 4%, independent of the investment experience of the Fixed Account. From time to time, we may guarantee interest at a rate higher than 4%.

     ANY INTEREST CREDITED TO AMOUNTS ALLOCATED TO THE FIXED ACCOUNT IN EXCESS OF 4% PER YEAR WILL BE DETERMINED AT OUR SOLE DISCRETION. YOU ASSUME THE RISK THAT INTEREST CREDITED TO THE FIXED ACCOUNT MAY NOT EXCEED THE MINIMUM GUARANTEE OF 4% FOR A GIVEN YEAR.

     We do not use a specific formula for determining excess interest credits. However, we consider the following:

     * General economic trends,

     * Rates of return currently available on our investments,

     * Rates of return anticipated in our investments, regulatory and tax factors, and

     * Competitive factors.

     We are not aware of any statutory limitations to the maximum amount of interest we may credit and our Board of Directors has not set any limitations.

     The Fixed Accumulation Value of the Policy is the sum of the Net Premiums credited to the Fixed Account. It is increased by transfers and Loan Amounts from the Variable Account, and interest credits. It is decreased by Monthly Deductions and partial withdrawals taken from the Fixed Account and transfers to the Variable Account. The Fixed Accumulation Value will be calculated at least monthly on the monthly anniversary date.

     You may transfer all or part of your Fixed Accumulation Value to the Sub-Accounts of the Variable Account, subject to the following transfer limitations:

     * The request to transfer must be postmarked no more than 30 days before the Policy Anniversary and no later than 30 days after the Policy Anniversary. Only one transfer is allowed during this period.

     * The Fixed Accumulation Value after the transfer must be at least equal to the Loan Amount.

     * No more than 50% of the Fixed Accumulation Value (minus any Loan Amount) may be transferred unless the balance, after the transfer, would be less than $1,000. If the balance would be less than $1,000, the full Fixed Accumulation Value (minus any Loan Amount) may be transferred.

     *    You must transfer at least:

          -- $500, or

          -- the total Fixed Accumulation Value (minus any Loan Amount) if less than $500.

     We make the Monthly Deduction from your Fixed Accumulation Value in proportion to the total Accumulation Value of the Policy.

     The Surrender Charge described in the Prospectus applies to the total Accumulation Value, which includes the Fixed Accumulation Value. If the Owner surrenders the Policy for its Cash Surrender Value, the Fixed Accumulation Value will be reduced by any applicable Surrender Charge, any Loan Amount and unpaid Monthly Deductions applicable to the Fixed Account.

                                  APPENDIX B


                       CALCULATION OF ACCUMULATION VALUE


     The Accumulation Value of the Policy is equal to the sum of the Variable Accumulation Value plus the Fixed Accumulation Value.


VARIABLE ACCUMULATION VALUE

     The Variable Accumulation Value is the total of your values in each Sub-Account. The value for each Sub-Account is equal to:

1 multiplied by 2, where:

1
Is your current number of Accumulation Units (described below).

2
Is the current Unit Value (described below).

  The Variable Accumulation Value will vary from Valuation Date to Valuation Date (described below) reflecting changes in 1 and 2 above.

     ACCUMULATION UNITS. When transactions are made which affect the Variable Accumulation Value, dollar amounts are converted to Accumulation Units. The number of Accumulation Units for a transaction is found by dividing the dollar amount of the transaction by the current Unit Value.

     The number of Accumulation Units for a Sub-Account increases when:

     * Net Premiums are credited to that Sub-Account; or

     * Transfers from the Fixed Account or other Sub-Accounts are credited to that Sub-Account.

     The number of Accumulation Units for a Sub-Account decreases when:

     * You take out a Policy loan from that Sub-Account;

     * You take a partial withdrawal from that Sub-Account;

     * We take a portion of the Monthly Deduction from that Sub-Account; or

     * Transfers are made from that Sub-Account to the Fixed Account or other Sub-Accounts.

     UNIT VALUE. The Unit Value for a Sub-Account on any Valuation Date is equal to the previous Unit Value times the Net Investment Factor for that Sub-Account (described below) for the Valuation Period (described below) ending on that Valuation Date. The Unit Value was initially set at $10 when the Sub-Account first purchased Fund shares.

     NET INVESTMENT FACTOR. The Net Investment Factor is a number that reflects charges to the Policy and the investment performance during a Valuation Period of the Fund in which a Sub-Account is invested. If the Net Investment Factor is greater than one, the Unit Value is increased. If the Net Investment Factor is less than one, the Unit Value is decreased. The Net Investment Factor for a Sub-Account is determined by dividing 1 by 2.

(1 / 2), where:

1
Is the result of:

   * The net asset value per share of the Fund shares in which the Sub-Account invests, determined at the end of the current Valuation Period;

   * Plus the per share amount of any dividend or capital gain distributions made on the Fund shares in which the Sub-Account invests during the current Valuation Period;

   * Plus or minus a per share charge or credit for any taxes reserved which we determine has resulted from the investment operations of the Sub-Account and to be applicable to the Policy.

2
Is the result of:

   * The net asset value per share of the Fund shares held in the Sub-Account, determined at the end of the last prior Valuation Period;

   * Plus or minus a per share charge or credit for any taxes reserved for during the last prior Valuation Period which we determine resulted from the investment operations of the Sub-Account and was applicable to the Policy.

     VALUATION DATE; VALUATION PERIOD. A Valuation Date is each day the New York Stock Exchange is open for trading. A Valuation Period is the period between two successive Valuation Dates, commencing at the close of business of a Valuation Date and ending at the close of business on the next Valuation Date.

FIXED ACCUMULATION VALUE
     The Fixed Accumulation Value on the Policy Date is your Net Premium credited to the Fixed Account on that date minus the Monthly Deduction applicable to the Fixed Accumulation Value for the first Policy Month.

     After the Policy Date, the Fixed Accumulation Value is calculated as:

1 + 2 + 3 + 4 - 5 - 6, where:

1
Is the Fixed Accumulation Value on the preceding Monthly Anniversary, plus interest from the Monthly Anniversary to the date of the calculation.

2
Is the total of your Net Premiums credited to the Fixed Account since the preceding Monthly Anniversary, plus interest from the date premiums are credited to the date of the calculation.

3
Is the total of your transfers from the Variable Account to the Fixed Account since the preceding Monthly Anniversary, plus interest from the date of transfer to the date of the calculation.

4
Is the total of your Loan Amounts transferred from the Variable Account since the preceding Monthly Anniversary.

5
Is the total of your transfers to the Variable Account from the Fixed Account since the preceding Monthly Anniversary, plus interest from the date of transfer to the date of the calculation.

6
Is the total of your partial withdrawals from the Fixed Account since the preceding Monthly Anniversary, plus interest from the date of withdrawal to the date of the calculation.

     If the date of the calculation is a Monthly Anniversary, we also reduce the Fixed Accumulation Value by the applicable Monthly Deduction for the Policy Month following the Monthly Anniversary.

     The minimum interest rate applied in the calculation of the Fixed Accumulation Value is an effective annual rate of 4%. Interest in excess of the minimum rate may be applied in the calculation of your Fixed Accumulation Value in a manner which our Board of Directors determines.

                                  APPENDIX C


            ILLUSTRATION OF ACCUMULATION VALUES, SURRENDER CHARGES,
                   CASH SURRENDER VALUES, AND DEATH BENEFITS

     The following tables illustrate how the Accumulation Values, Cash Surrender Values, and Death Benefits of a Policy may change with the investment experience of the Variable Account. The tables show how the Accumulation Values, Cash Surrender Values, and Death Benefits of a Policy issued to a hypothetical Insured (who pays the given Planned Periodic Premiums annually) would vary over time if the investment return of the assets held in the Funds were a uniform, gross, after-tax, annual rate of 0 percent, 6 percent or 12 percent.

     The tables on pages C-3 through C-8 illustrate a Policy issued to a male Age 40, in a standard Rate Class and qualifying for nonsmoker rates. The Accumulation Values, Cash Surrender Values, and Death Benefits would be lower if the Insured was in a substandard Rate Class or did not qualify for the nonsmoker rates because the cost of insurance would be increased. The Accumulation Values, Cash Surrender Values and Death Benefits would be different from those shown if the gross annual investment returns averaged 0 percent, 6 percent, and 12 percent over a period of years, but fluctuated above and below those averages for individual Policy Years.

     Within the tables, the second and fifth columns illustrate the Accumulation Value of the Policy over the designated period. The Accumulation Value is the total amount that a Policy provides for investment at any time. The third and sixth columns illustrate the Cash Surrender Value of a Policy over the designated period. The Cash Surrender Value is equal to the Accumulation Value less any Surrender Charges, Loan Amount (assumed to be zero in these illustrations) and unpaid Monthly Deductions (also assumed to be zero). The fourth and seventh columns illustrate the Death Benefit of a Policy over the designated period. The second, third, and fourth columns assume that throughout the life of the Policy, the monthly charge for the cost of insurance, the Monthly Mortality and Expense Charge and the Monthly Administrative Charge are based upon the maximums (i.e., guaranteed) permitted in the policy. The maximum allowable cost of insurance rates are based on the 1980 Commissioners Standard Ordinary Mortality Tables for Nonsmokers and Smokers. The fifth, sixth, and seventh columns assume that the monthly charge for cost of insurance, the Monthly Mortality and Expense Charge, and the Monthly Administrative Charge are based on the current amounts expected to be charged. The Death Benefits also vary between tables depending upon whether the Level Amount Death Benefit Option (Tables at pages C-3 through C-5) or the Variable Amount Death Benefit Option (Tables at pages C-6 through C-8) is illustrated.

     The amounts shown for the Accumulation Values, Cash Surrender Values, and Death Benefits reflect the fact that the net investment return of the Sub-Accounts of the Variable Account is lower than the gross, after-tax return on the assets held in the Funds as a result of the Funds' operating expenses. The values shown take into account the daily total operating expenses paid by the three funds available through The Alger American Fund, the five portfolios of the Fidelity VIP, the four portfolios of the Fidelity VIP II, the four funds of the Janus Aspen Series, the two funds of the Neuberger&Berman Advisors Management Trust, the five funds available through Northstar Variable Trust, the four funds of the OCC Accumulation Trust, and the six funds of Putnam Variable Trust, which together are assumed to be at an average annual rate of 0.76% for all years. This figure is derived based on a simple average of the Funds' 1997 operating expenses net of any limitations on such expenses paid by the Funds. Thus, the illustrated gross annual investment rates of return of 0 percent, 6 percent, and 12 percent correspond to approximate net annual rates of return of -0.76%, 5.24%, and 11.24%, respectively. Without such expense reimbursements, total expenses would be 0.88%. Hypothetical Accumulation Values, Cash Surrender Values and the Death Benefits may be lower without the expense reimbursement. Expense reimbursements are voluntary. While it is currently anticipated that expense reimbursements will continue past the current year, there is no assurance of ongoing reimbursements.

     The hypothetical values shown in the tables do not reflect any charges for Federal income taxes attributable to the Variable Account because we do not currently make any such charges. However, such charges may be made in the future and, in that event, the gross annual investment return would have to exceed 0 percent, 6 percent, or 12 percent by an amount sufficient to cover the tax charges in order to produce the Accumulation Values, Cash Surrender Values, and Death Benefits illustrated. (See section entitled "Federal Tax Matters" in the prospectus).

     The tables illustrate the Policy values that would result based upon the hypothetical rates of return if premiums are paid as indicated, if all Net Premiums are allocated to the Variable Account, and if no Policy loans have been made. The tables are also based on the assumptions that the Policy owner has not requested an increase or decrease in the Face Amount, that no partial withdrawals have been made, that no transfers have been made, and total operating expenses of the Funds continue as anticipated. Actual results will depend on the expenses and performance of the investment choice made by the owner.

     Upon request, we will provide a comparable illustration based upon the proposed Insured's Age, sex, underwriting classification, the Face Amount and Planned Periodic Premium schedule requested, and any available riders requested.

                       RELIASTAR LIFE INSURANCE COMPANY
                           FLEXIBLE PREMIUM TO AGE 95


                               MALE ISSUE AGE: 40
                                  NON-SMOKER
                           $1,200.00 ANNUAL PREMIUM
                              $100,000 FACE AMOUNT
                           LEVEL DEATH BENEFIT OPTION

                       ASSUMED HYPOTHETICAL GROSS ANNUAL
                         INVESTMENT RATE OF RETURN: 0%




                          GUARANTEED COSTS                                  CURRENT COSTS
           ----------------------------------------------   ---------------------------------------------
            ACCUMULATION     CASH SURRENDER       DEATH      ACCUMULATION     CASH SURRENDER      DEATH
 POLICY         VALUE             VALUE          BENEFIT         VALUE             VALUE         BENEFIT
  YEAR         (1) (2)           (1) (2)         (1) (2)        (1) (2)           (1) (2)        (1) (2)
--------   --------------   ----------------   ----------   --------------   ----------------   ---------
 1                744                 0          100,000*          809                 0        100,000*
 2              1,459                 0          100,000*        1,591                 0        100,000*
 3              2,146                 0          100,000*        2,346               136         100,000
 4              2,804               404          100,000         3,070               670         100,000
 5              3,430             1,030          100,000         3,764             1,364         100,000
 6              4,024             1,864          100,000         4,426             2,266         100,000
 7              4,583             2,663          100,000         5,056             3,136         100,000
 8              5,107             3,427          100,000         5,651             3,971         100,000
 9              5,594             4,154          100,000         6,210             4,770         100,000
10              6,041             4,841          100,000         6,731             5,531         100,000
11              6,445             5,485          100,000         7,245             6,285         100,000
12              6,801             6,081          100,000         7,716             6,996         100,000
13              7,103             6,623          100,000         8,139             7,659         100,000
14              7,346             7,106          100,000         8,506             8,266         100,000
15              7,522             7,522          100,000         8,815             8,815         100,000
20              7,204             7,204          100,000         9,263             9,263         100,000
AGE
70                  0                 0                0         3,608             3,608         100,000
**


--------------------------------------------------------------------------------

(1) Assumes a $1,200.00 premium (which exceeds the Annualized Minimum Monthly Premium) is paid at the beginning of each Policy Year. Values will be different if premiums are paid with a different frequency or in different amounts.

(2) Assumes that no policy loans or partial withdrawals have been made. Excessive loans or withdrawals may cause the policy to lapse because of insufficient Cash Surrender Value.

 * Based on (1) and (2) above, the Death Benefit Guarantee is in effect during the years shown. Therefore, the Policy remains in force even though the Cash Surrender Value is zero.

 ** Policy terminates prior to age 75.

*** Cash Surrender Value does not include the sales charge refund. Based on current charges, the sales charge refund would be $0 at the end of Policy Year 1 and $683 at the end of Policy Year 2. Based on guaranteed charges, the sales charge refund would be $0 at the end of Policy Year 1 and $551 at the end of Policy Year 2. A sales charge refund may also apply for 24 months following any increase in face amount.

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN, AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY A POLICYHOLDER, AND THE DIFFERENT INVESTMENT RETURNS FOR THE FUNDS. THE ACCUMULATION VALUE, CASH SURRENDER VALUE, AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN ABOVE IF THE ACTUAL INVESTMENT RESULTS APPLICABLE TO THE POLICY AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY US OR BY THE FUNDS THAT THESE HYPOTHETICAL RETURNS CAN BE ACHIEVED FOR ANY ONE YEAR, OR SUSTAINED OVER ANY PERIOD OF TIME.

                       RELIASTAR LIFE INSURANCE COMPANY
                           FLEXIBLE PREMIUM TO AGE 95


                               MALE ISSUE AGE: 40
                                  NON-SMOKER
                           $1,200.00 ANNUAL PREMIUM
                              $100,000 FACE AMOUNT
                           LEVEL DEATH BENEFIT OPTION

                       ASSUMED HYPOTHETICAL GROSS ANNUAL
                         INVESTMENT RATE OF RETURN: 6%


                          GUARANTEED COSTS                                  CURRENT COSTS
           ----------------------------------------------   ---------------------------------------------
            ACCUMULATION     CASH SURRENDER       DEATH      ACCUMULATION     CASH SURRENDER      DEATH
 POLICY         VALUE             VALUE          BENEFIT         VALUE             VALUE         BENEFIT
  YEAR         (1) (2)           (1) (2)         (1) (2)        (1) (2)           (1) (2)        (1) (2)
--------   --------------   ----------------   ----------   --------------   ----------------   ---------
 1                799                 0          100,000*          867                 0        100,000*
 2              1,617                 0          100,000*        1,757               117         100,000
 3              2,452               242          100,000         2,670               460         100,000
 4              3,306               906          100,000         3,606             1,206         100,000
 5              4,176             1,776          100,000         4,563             2,163         100,000
 6              5,061             2,901          100,000         5,541             3,381         100,000
 7              5,960             4,040          100,000         6,541             4,621         100,000
 8              6,873             5,193          100,000         7,560             5,880         100,000
 9              7,798             6,358          100,000         8,599             7,159         100,000
10              8,734             7,534          100,000         9,655             8,455         100,000
11              9,676             8,716          100,000        10,776             9,816         100,000
12             10,620             9,900          100,000        11,919            11,199         100,000
13             11,562            11,082          100,000        13,078            12,598         100,000
14             12,495            12,255          100,000        14,248            14,008         100,000
15             13,412            13,412          100,000        15,427            15,427         100,000
20             17,561            17,561          100,000        21,302            21,302         100,000
AGE
70             18,133            18,133          100,000        33,311            33,311         100,000
75              5,889             5,889          100,000        35,358            35,358         100,000
80                  0                 0                0        28,848            28,848         100,000
**


--------------------------------------------------------------------------------

(1)Assumes a $1,200.00 premium (which exceeds the Annualized Minimum Monthly Premium) is paid at the beginning of each Policy Year. Values will be different if premiums are paid with a different frequency or in different amounts.

(2)Assumes that no policy loans or partial withdrawals have been made. Excessive loans or withdrawals may cause the policy to lapse because of insufficient Cash Surrender Value.

 * Based on (1) and (2) above, the Death Benefit Guarantee is in effect during the years shown. Therefore, the Policy remains in force even though the Cash Surrender Value is zero.

 ** Policy terminates prior to age 85.

*** Cash Surrender Value does not include the sales charge refund. Based on current charges, the sales charge refund would be $37 at the end of Policy Year 1 and $732 at the end of Policy Year 2. Based on guaranteed charges, the sales charge refund would be $0 at the end of Policy Year 1 and $709 at the end of Policy Year 2. A sales charge refund may also apply for 24 months following any increase in face amount.

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN, AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY A POLICYHOLDER, AND THE DIFFERENT INVESTMENT RETURNS FOR THE FUNDS. THE ACCUMULATION VALUE, CASH SURRENDER VALUE, AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN ABOVE IF THE ACTUAL INVESTMENT RESULTS APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY US OR BY THE FUNDS THAT THESE HYPOTHETICAL RETURNS CAN BE ACHIEVED FOR ANY ONE YEAR, OR SUSTAINED OVER ANY PERIOD OF TIME.

                       RELIASTAR LIFE INSURANCE COMPANY
                           FLEXIBLE PREMIUM TO AGE 95


                               MALE ISSUE AGE: 40
                                  NON-SMOKER
                           $1,200.00 ANNUAL PREMIUM
                              $100,000 FACE AMOUNT
                           LEVEL DEATH BENEFIT OPTION

                       ASSUMED HYPOTHETICAL GROSS ANNUAL
                        INVESTMENT RATE OF RETURN: 12%


                           GUARANTEED COSTS                                      CURRENT COSTS
           -------------------------------------------------   -------------------------------------------------
            ACCUMULATION     CASH SURRENDER        DEATH        ACCUMULATION     CASH SURRENDER        DEATH
 POLICY         VALUE             VALUE           BENEFIT           VALUE             VALUE           BENEFIT
  YEAR         (1) (2)           (1) (2)          (1) (2)          (1) (2)           (1) (2)          (1) (2)
--------   --------------   ----------------   -------------   --------------   ----------------   -------------
    1               855                 0          100,000*             925                 0          100,000*
    2             1,781               141          100,000            1,930               290          100,000
    3             2,785               575          100,000            3,023               813          100,000
    4             3,874             1,474          100,000            4,212             1,812          100,000
    5             5,055             2,655          100,000            5,504             3,104          100,000
    6             6,335             4,175          100,000            6,908             4,748          100,000
    7             7,724             5,804          100,000            8,438             6,518          100,000
    8             9,232             7,552          100,000           10,103             8,423          100,000
    9            10,870             9,430          100,000           11,917            10,477          100,000
   10            12,650            11,450          100,000           13,894            12,694          100,000
   11            14,585            13,625          100,000           16,122            15,162          100,000
   12            16,688            15,968          100,000           18,566            17,846          100,000
   13            18,972            18,492          100,000           21,244            20,764          100,000
   14            21,453            21,213          100,000           24,179            23,939          100,000
   15            24,151            24,151          100,000           27,401            27,401          100,000
   20            41,805            41,805          100,000           49,118            49,118          100,000
  AGE
   70           117,734           117,734          136,572          148,413           148,413          172,160
   75           193,903           193,903          207,477          249,873           249,873          267,364
   80           316,803           316,803          332,643          417,659           417,659          438,543
   85           507,679           507,679          533,063          687,692           687,692          722,077
   90           795,427           795,427          835,199        1,115,033         1,115,033        1,170,785
   95         1,254,272         1,254,272        1,266,815        1,817,656         1,817,656        1,835,833


--------------------------------------------------------------------------------

(1)Assumes a $1,200.00 premium (which exceeds the Annualized Minimum Monthly Premium) is paid at the beginning of each Policy Year. Values will be different if premiums are paid with a different frequency or in different amounts.

(2)Assumes that no policy loans or partial withdrawals have been made. Excessive loans or withdrawals may cause the policy to lapse because of insufficient Cash Surrender Value.

 * Based on (1) and (2) above, the Death Benefit Guarantee is in effect during the years shown. Therefore, the Policy remains in force even though the Cash Surrender Value is zero.

 ** Cash Surrender Value does not include the sales charge refund. Based on current charges, the sales charge refund would be $95 at the end of Policy Year 1 and $732 at the end of Policy Year 2. Based on guaranteed charges, the sales charge refund would be $25 at the end of Policy Year 1 and $732 at the end of Policy Year 2. A sales charge refund may also apply for 24 months following any increase in face amount.

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN, AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY A POLICYHOLDER, AND THE DIFFERENT INVESTMENT RETURNS FOR THE FUNDS. THE ACCUMULATION VALUE, CASH SURRENDER VALUE, AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN ABOVE IF THE ACTUAL INVESTMENT RESULTS APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY US OR BY THE FUNDS THAT THESE HYPOTHETICAL RETURNS CAN BE ACHIEVED FOR ANY ONE YEAR, OR SUSTAINED OVER ANY PERIOD OF TIME.

                       RELIASTAR LIFE INSURANCE COMPANY
                           FLEXIBLE PREMIUM TO AGE 95


                               MALE ISSUE AGE: 40
                                  NON-SMOKER
                           $1,200.00 ANNUAL PREMIUM
                              $100,000 FACE AMOUNT
                         VARIABLE DEATH BENEFIT OPTION

                       ASSUMED HYPOTHETICAL GROSS ANNUAL
                         INVESTMENT RATE OF RETURN: 0%


                          GUARANTEED COSTS                                  CURRENT COSTS
           ----------------------------------------------   ---------------------------------------------
            ACCUMULATION     CASH SURRENDER       DEATH      ACCUMULATION     CASH SURRENDER      DEATH
 POLICY         VALUE             VALUE          BENEFIT         VALUE             VALUE         BENEFIT
  YEAR         (1) (2)           (1) (2)         (1) (2)        (1) (2)           (1) (2)        (1) (2)
--------   --------------   ----------------   ----------   --------------   ----------------   ---------
 1                741                 0          100,741*          807                 0        100,807*
 2              1,453                 0          101,453*        1,585                 0        101,585*
 3              2,133                 0          102,133*        2,333               123         102,333
 4              2,782               382          102,782         3,049               649         103,049
 5              3,397               997          103,397         3,732             1,332         103,732
 6              3,977             1,817          103,977         4,379             2,219         104,380
 7              4,519             2,599          104,519         4,992             3,072         104,992
 8              5,022             3,342          105,022         5,567             3,887         105,567
 9              5,485             4,045          105,485         6,101             4,661         106,101
10              5,904             4,704          105,904         6,593             5,393         106,593
11              6,275             5,315          106,275         7,073             6,113         107,073
12              6,594             5,874          106,594         7,505             6,785         107,505
13              6,854             6,374          106,854         7,883             7,403         107,883
14              7,048             6,808          107,048         8,198             7,958         108,198
15              7,170             7,170          107,170         8,448             8,448         108,448
20              6,486             6,486          106,486         8,475             8,475         108,475
AGE
70                  0                 0                0         1,682             1,682         101,682
**


--------------------------------------------------------------------------------

(1)Assumes a $1,200.00 premium (which exceeds the Annualized Minimum Monthly Premium) is paid at the beginning of each Policy Year. Values will be different if premiums are paid with a different frequency or in different amounts.

(2)Assumes that no policy loans or partial withdrawals have been made. Excessive loans or withdrawals may cause the policy to lapse because of insufficient Cash Surrender Value.

 * Based on (1) and (2) above, the Death Benefit Guarantee is in effect during the years shown. Therefore, the Policy remains in force even though the Cash Surrender Value is zero.

 ** Policy terminates prior to age 75.

*** Cash Surrender Value does not include the sales charge refund. Based on current charges, the sales charge refund would be $0 at the end of Policy Year 1 and $677 at the end of Policy Year 2. Based on guaranteed charges, the sales charge refund would be $0 at the end of Policy Year 1 and $545 at the end of Policy Year 2. A sales charge refund may also apply for 24 months following any increase in face amount.

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN, AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY A POLICYHOLDER, AND THE DIFFERENT INVESTMENT RETURNS FOR THE FUNDS. THE ACCUMULATION VALUE, CASH SURRENDER VALUE, AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN ABOVE IF THE ACTUAL INVESTMENT RESULTS APPLICABLE TO THE POLICY AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY US OR BY THE FUNDS THAT THESE HYPOTHETICAL RETURNS CAN BE ACHIEVED FOR ANY ONE YEAR, OR SUSTAINED OVER ANY PERIOD OF TIME.

                       RELIASTAR LIFE INSURANCE COMPANY
                           FLEXIBLE PREMIUM TO AGE 95


                               MALE ISSUE AGE: 40
                                  NON-SMOKER
                           $1,200.00 ANNUAL PREMIUM
                              $100,000 FACE AMOUNT
                         VARIABLE DEATH BENEFIT OPTION

                       ASSUMED HYPOTHETICAL GROSS ANNUAL
                         INVESTMENT RATE OF RETURN: 6%


                          GUARANTEED COSTS                                  CURRENT COSTS
           ----------------------------------------------   ---------------------------------------------
            ACCUMULATION     CASH SURRENDER       DEATH      ACCUMULATION     CASH SURRENDER      DEATH
 POLICY         VALUE             VALUE          BENEFIT         VALUE             VALUE         BENEFIT
  YEAR         (1) (2)           (1) (2)         (1) (2)        (1) (2)           (1) (2)        (1) (2)
--------   --------------   ----------------   ----------   --------------   ----------------   ---------
 1                797                 0          100,797*          864                 0        100,864*
 2              1,609                 0          101,609*        1,750               110         101,750
 3              2,437               227          102,437         2,656               446         102,656
 4              3,280               880          103,280         3,581             1,181         103,581
 5              4,135             1,735          104,135         4,523             2,123         104,523
 6              5,000             2,840          105,000         5,481             3,321         105,481
 7              5,873             3,953          105,873         6,455             4,535         106,455
 8              6,754             5,074          106,754         7,442             5,762         107,442
 9              7,638             6,198          107,638         8,440             7,000         108,440
10              8,524             7,324          108,524         9,446             8,246         109,446
11              9,406             8,446          109,406        10,505             9,545         110,505
12             10,278             9,558          110,278        11,572            10,852         111,572
13             11,131            10,651          111,131        12,639            12,159         112,639
14             11,958            11,718          111,958        13,697            13,457         113,697
15             12,750            12,750          112,750        14,741            14,741         114,741
20             15,840            15,840          115,840        19,451            19,451         119,451
AGE
70             10,203            10,203          110,203        24,570            24,570         124,570
75                  0                 0                0        17,341            17,341         117,341
**


--------------------------------------------------------------------------------

(1)Assumes a $1,200.00 premium (which exceeds the Annualized Minimum Monthly Premium) is paid at the beginning of each Policy Year. Values will be different if premiums are paid with a different frequency or in different amounts.

(2)Assumes that no policy loans or partial withdrawals have been made. Excessive loans or withdrawals may cause the policy to lapse because of insufficient Cash Surrender Value.

 * Based on (1) and (2) above, the Death Benefit Guarantee is in effect during the years shown. Therefore, the Policy remains in force even though the Cash Surrender Value is zero.

 ** Policy terminates prior to age 80.

*** Cash Surrender Value does not include the sales charge refund. Based on current charges, the sales charge refund would be $34 at the end of Policy Year 1 and $732 at the end of Policy Year 2. Based on guaranteed charges, the sales charge refund would be $0 at the end of Policy Year 1 and $701 at the end of Policy Year 2. A sales charge refund may also apply for 24 months following any increase in face amount.

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN, AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY A POLICYHOLDER, AND THE DIFFERENT INVESTMENT RETURNS FOR THE FUNDS. THE ACCUMULATION VALUE, CASH SURRENDER VALUE, AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN ABOVE IF THE ACTUAL INVESTMENT RESULTS APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY US OR BY THE FUNDS THAT THESE HYPOTHETICAL RETURNS CAN BE ACHIEVED FOR ANY ONE YEAR, OR SUSTAINED OVER ANY PERIOD OF TIME.

                       RELIASTAR LIFE INSURANCE COMPANY
                           FLEXIBLE PREMIUM TO AGE 95


                               MALE ISSUE AGE: 40
                                  NON-SMOKER
                           $1,200.00 ANNUAL PREMIUM
                              $100,000 FACE AMOUNT
                         VARIABLE DEATH BENEFIT OPTION

                       ASSUMED HYPOTHETICAL GROSS ANNUAL
                        INVESTMENT RATE OF RETURN: 12%


                          GUARANTEED COSTS                                  CURRENT COSTS
           ----------------------------------------------   ---------------------------------------------
            ACCUMULATION     CASH SURRENDER       DEATH      ACCUMULATION     CASH SURRENDER      DEATH
 POLICY         VALUE             VALUE          BENEFIT         VALUE             VALUE         BENEFIT
  YEAR         (1) (2)           (1) (2)         (1) (2)        (1) (2)           (1) (2)        (1) (2)
--------   --------------   ----------------   ----------   --------------   ----------------   ---------
    1              852                 0       100,852*             922                 0       100,922*
    2            1,773               133        101,773           1,922               282        101,922
    3            2,768               558        102,768           3,007               797        103,007
    4            3,843             1,443        103,843           4,182             1,782        104,182
    5            5,004             2,604        105,004           5,454             3,054        105,454
    6            6,256             4,096        106,256           6,830             4,670        106,830
    7            7,607             5,687        107,607           8,322             6,402        108,322
    8            9,065             7,385        109,065           9,938             8,258        109,938
    9           10,637             9,197        110,637          11,686            10,246        111,686
   10           12,333            11,133        112,333          13,577            12,377        113,577
   11           14,159            13,199        114,159          15,695            14,735        115,695
   12           16,122            15,402        116,122          17,995            17,275        117,995
   13           18,229            17,749        118,229          20,490            20,010        120,490
   14           20,487            20,247        120,487          23,192            22,952        123,192
   15           22,903            22,903        122,903          26,118            26,118        126,118
   20           37,680            37,680        137,680          44,740            44,740        144,740
  AGE
   70           83,120            83,120        183,120         117,208           117,208        217,208
   75          112,761           112,761        212,761         179,899           179,899        279,899
   80          140,932           140,932        240,932         269,293           269,293        369,293
   85          156,202           156,202        256,202         395,514           395,514        495,514
   90          132,230           132,230        232,230         574,805           574,805        674,805
   95           25,275            25,275        125,275         835,561           835,561        935,561


--------------------------------------------------------------------------------

(1) Assumes a $1,200.00 premium (which exceeds the Annualized Minimum Monthly Premium) is paid at the beginning of each Policy Year. Values will be different if premiums are paid with a different frequency or in different amounts.

(2) Assumes that no policy loans or partial withdrawals have been made. Excessive loans or withdrawals may cause the policy to lapse because of insufficient Cash Surrender Value.

 * Based on (1) and (2) above, the Death Benefit Guarantee is in effect during the years shown. Therefore, the Policy remains in force even though the Cash Surrender Value is zero.

 ** Cash Surrender Value does not include the sales charge refund. Based on current charges, the sales charge refund would be $92 at the end of Policy Year 1 and $732 at the end of Policy Year 2. Based on guaranteed charges, the sales charge refund would be $22 at the end of Policy Year 1 and $732 at the end of Policy Year 2. A sales charge refund may also apply for 24 months following any increase in face amount.

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN, AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY A POLICYHOLDER, AND THE DIFFERENT INVESTMENT RETURNS FOR THE FUNDS. THE ACCUMULATION VALUE, CASH SURRENDER VALUE, AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN ABOVE IF THE ACTUAL INVESTMENT RESULTS APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY US OR BY THE FUNDS THAT THESE HYPOTHETICAL RETURNS CAN BE ACHIEVED FOR ANY ONE YEAR, OR SUSTAINED OVER ANY PERIOD OF TIME.

                                  APPENDIX D


                   MAXIMUM CONTINGENT DEFERRED SALES CHARGES
                           PER $1,000 OF FACE AMOUNT




                            CHARGE PER $1,000 OF FACE                             CHARGE PER $1,000 OF FACE
                              AMOUNT (INITIAL FACE                                    AMOUNT (INITIAL FACE
                              AMOUNT OR AMOUNT OF                                     AMOUNT OR AMOUNT OF
  INSURED'S AGE AT POLICY      REQUESTED INCREASE)      INSURED'S AGE AT POLICY       REQUESTED INCREASE)
 DATE OR EFFECTIVE DATE OF   -----------------------   DATE OR EFFECTIVE DATE OF  -------------------------
  INCREASE, AS APPROPRIATE      MALE        FEMALE     INCREASE, AS APPROPRIATE       MALE         FEMALE
---------------------------  ----------   ----------  --------------------------  -----------   -----------
                0             $  1.00      $  1.00                41               $  19.60      $  16.10
                1                1.10         1.00                42                  20.40         17.20
                2                1.20         1.00                43                  21.30         18.00
                3                1.30         1.00                44                  22.10         18.90
                4                1.40         1.00                45                  23.00         19.50
                5                1.50         1.00                46                  23.90         20.60
                6                1.60         1.00                47                  24.90         21.70
                7                1.80         1.00                48                  25.90         22.50
                8                2.00         1.00                49                  27.00         23.30
                9                2.20         1.20                50                  28.20         24.20
               10                2.50         1.40                51                  29.40         25.20
               11                2.80         1.60                52                  30.70         26.20
               12                3.00         1.80                53                  32.10         27.20
               13                3.20         2.00                54                  33.50         28.00
               14                3.50         2.20                55                  35.00         29.50
               15                3.80         2.40                56                  36.70         30.70
               16                4.00         2.60                57                  38.40         32.00
               17                4.20         2.8                 58                  40.20         33.40
               18                4.50         3.00                59                  42.20         34.80
               19                4.80         3.20                60                  44.30         36.40
               20                5.00         3.50                61                  45.60         38.10
               21                5.30         3.90                62                  45.40         40.00
               22                5.90         4.20                63                  45.30         41.90
               23                6.30         4.50                64                  44.90         43.90
               24                6.90         5.00                65                  44.60         45.50
               25                7.50         5.50                66                  44.30         45.00
               26                7.80         6.10                67                  43.90         44.60
               27                8.40         6.70                68                  43.60         44.10
               28                8.80         7.30                69                  43.30         43.70
               29                9.40         7.70                70                  43.10         43.30
               30               10.00         8.00                71                  42.80         42.90
               31               10.80         8.60                72                  42.60         42.50
               32               11.50         9.20                73                  42.40         42.10
               33               12.30         9.80                74                  42.20         41.70
               34               13.10        10.40                75                  41.90         41.20
               35               14.00        11.00                76                  41.60         40.80
               36               14.90        11.60                77                  41.30         40.40
               37               15.70        12.20                78                  41.00         39.90
               38               16.80        12.80                79                  40.70         39.50
               39               17.90        39.90                80                  40.50         39.10
               40               19.00        15.00

                                  APPENDIX E


             SURRENDER CHARGE GUIDELINE PER $1,000 OF FACE AMOUNT


     The following table provides the Surrender Charge Guideline factors that are used in determining the Sales Charge Refund during the first two Policy Years or the first two years following a requested increase in Face Amount (see section entitled "Sales Charge Refund" in Prospectus). The Surrender Charge Guideline factors are based upon the provisions of Rule 6e-3(T) adopted by the Securities and Exchange Commission.


                            CHARGE PER $1,000 OF FACE                             CHARGE PER $1,000 OF FACE
                              AMOUNT (INITIAL FACE                                    AMOUNT (INITIAL FACE
                              AMOUNT OR AMOUNT OF                                     AMOUNT OR AMOUNT OF
  INSURED'S AGE AT POLICY      REQUESTED INCREASE)      INSURED'S AGE AT POLICY       REQUESTED INCREASE)
 DATE OR EFFECTIVE DATE OF   -----------------------   DATE OR EFFECTIVE DATE OF  -------------------------
  INCREASE, AS APPROPRIATE      MALE        FEMALE     INCREASE, AS APPROPRIATE       MALE         FEMALE
---------------------------  ----------   ----------  --------------------------  -----------   -----------
                0             $  5.97      $  4.46                41               $  37.23      $  27.91
                1                6.14         4.58                42                  39.06         29.27
                2                6.39         4.77                43                  40.97         30.69
                3                6.67         4.97                44                  42.98         32.19
                4                6.95         5.18                45                  45.09         33.76
                5                7.26         5.40                46                  47.30         35.40
                6                7.58         5.64                47                  49.62         37.14
                7                7.92         5.89                48                  52.07         38.96
                8                8.28         6.15                49                  54.64         40.89
                9                8.66         6.42                50                  57.34         42.91
               10                9.06         6.71                51                  60.18         45.04
               11                9.48         7.02                52                  63.16         47.28
               12                9.92         7.34                53                  66.29         49.64
               13               10.38         7.67                54                  69.58         52.13
               14               10.85         8.03                55                  73.03         54.76
               15               11.34         8.39                56                  76.66         57.53
               16               11.85         8.77                57                  80.47         60.47
               17               12.37         9.17                58                  84.48         63.57
               18               12.91         9.59                59                  88.70         66.87
               19               13.47        10.03                60                  93.15         70.38
               20               14.07        10.49                61                  97.82         74.10
               21               14.69        10.98                62                 102.75         78.05
               22               15.34        11.48                63                 107.93         82.23
               23               16.03        12.02                64                 113.38         86.67
               24               16.76        12.58                65                 119.11         91.37
               25               17.53        13.17                66                 125.14         96.36
               26               18.35        13.79                67                 131.50        101.66
               27               19.21        14.44                68                 138.21        107.32
               28               20.11        15.12                69                 145.30        113.37
               29               21.07        15.84                70                 152.79        119.85
               30               22.08        16.60                71                 160.71        126.78
               31               23.14        17.39                72                 169.07        134.21
               32               24.26        18.22                73                 177.88        142.15
               33               25.43        19.10                74                 187.17        150.62
               34               26.66        20.03                75                 196.97        159.67
               35               27.96        21.00                76                 201.77        167.86
               36               29.32        22.02                77                 212.73        178.12
               37               30.76        23.09                78                 224.41        189.17
               38               32.26        24.21                79                 236.91        201.12
               39               33.84        25.39                80                 250.35        214.09
               40               35.49        26.62

                                                                   BULK RATE
                                                               U.S. POSTAGE PAID
                                                                MINNEAPOLIS MN
                                                                 PERMIT #26388
    [RELIASTAR LOGO]

RELIASTAR LIFE INSURANCE COMPANY
20 Washington Avenue South
Minneapolis, Minnesota 55401


SELECT*LIFE II PROSPECTUS                                N700.176F (MAY 1, 1998)